As filed on July 15, 1999                               File No. 002-26125

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                  Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
      Pre-Effective Amendment No.___
      Post-Effective Amendment No.51                                 X
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X
      Amendment No.25                                                X
                          INVESCO STOCK FUNDS, INC.
                    (formerly, INVESCO Equity Funds, Inc.;
             formerly, INVESCO Capital Appreciation Funds, Inc.)
              (Exact Name of Registrant as Specified in Charter)
                 7800 E. Union Avenue, Denver, Colorado 80237
                   (Address of Principal Executive Offices)
                 P.O. Box 173706, Denver, Colorado 80217-3706
                              (Mailing Address)
      Registrant's Telephone Number, including Area Code: (303) 930-6300
                             Glen A. Payne, Esq.
                             7800 E. Union Avenue
                            Denver, Colorado 80237
                   (Name and Address of Agent for Service)
                                 ------------
                                  Copies to:
                            Ronald M. Feiman, Esq.
                             Mayer, Brown & Platt
                                1675 Broadway
                        New York, New York 10019-5820
                                 ------------
Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.
It is proposed that this filing will become effective (check appropriate box)
---   immediately upon filing pursuant to paragraph (b)
---   on                      , pursuant to paragraph (b)
---   60 days after filing pursuant to paragraph (a)(1)
 X    on  August 31, 1999, pursuant to paragraph (a)(1)
---    75 days after filing pursuant to paragraph (a)(2)
---    on _________, pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
-- this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                              Page 1 of 123
                      Exhibit index is located at page 114

PROSPECTUS | August 31, 1999
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (TM)
--------------------------------------------------------------------------------
INVESCO STOCK FUNDS,  INC.

INVESCO BLUE CHIP GROWTH FUND
INVESCO DYNAMICS FUND
INVESCO ENDEAVOR FUND
INVESCO GROWTH & INCOME FUND
INVESCO SMALL COMPANY GROWTH FUND
INVESCO S&P 500 INDEX FUND -- CLASS II
INVESCO VALUE EQUITY FUND

SEVEN NO-LOAD MUTUAL FUNDS SEEKING LONG-TERM CAPITAL APPRECIATION AND, WITH RESPECT TO BLUE CHIP GROWTH, GROWTH & INCOME AND VALUE EQUITY FUNDS, CURRENT INCOME.

TABLE OF CONTENTS

Investment Goals And Strategies...................3
Fund Performance..................................6
Fees And Expenses.................................7
Investment Risks..................................9
Risks Associated With Particular Investments.....10
Temporary Defensive Positions....................18
Portfolio Turnover...............................18
Fund Management..................................18
Portfolio Managers...............................19
Potential Rewards................................21
Suitability For Investors........................21
Share Price......................................21
How To Buy Shares................................22
Your Account Services............................25
How To Sell Shares...............................25
Taxes............................................28
Dividends And Capital Gain Distributions.........28
Financial Highlights.............................30

                                 [INVESCO ICON]
                                    INVESCO

The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]          Investment Objectives & Strategies

[ARROW ICON]        Potential Investment Risks

[GRAPH ICON]        Past Performance & Potential Advantages

[INVESCO ICON]      Working With INVESCO
================================================================================

[KEY ICON]     INVESTMENT GOALS AND STRATEGIES

FACTORS COMMON TO BLUE CHIP GROWTH, DYNAMICS, ENDEAVOR, GROWTH & INCOME AND SMALL COMPANY GROWTH FUNDS

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Funds. Together with our affiliated companies, we at INVESCO control all aspects of the management and sale of the Funds.

FOR MORE DETAILS ABOUT EACH FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

All of the Funds attempt to make your investment grow. The Funds (except for S&P 500 Index Fund) are aggressively managed. The Funds primarily invest in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. They can also invest in debt securities.

All of the Funds are managed in the growth style. At INVESCO, growth investing starts with research from the "bottom up," and focuses on company fundamentals and growth prospects.

We require that securities purchased for the Funds meet the following standards:

o Exceptional growth: The markets and industries they represent are growing significantly faster than the economy as a whole.
o Leadership: They are leaders - or emerging leaders - in these markets, securing their position through technology, marketing, distribution or some other innovative means.
o Financial validation: Their returns - in the form of sales unit growth, rising operating margins, internal funding and other factors - demonstrate exceptional growth and leadership.

[KEY ICON]     BLUE CHIP GROWTH FUND

The Fund tries to buy securities that will increase in value over the long term; current income is a secondary goal.

The Fund invests primarily in common stocks of large companies with market capitalizations of more than $10 billion that have a history of consistent earnings growth regardless of business cycles. In addition, INVESCO tries to identify companies that have - or are expected to have - growing earnings, revenues and strong cash flows. INVESCO also examines a variety of industries and businesses, and seeks to purchase the securities of companies that we believe are best situated to grow in their industry categories. We also consider the dividend payment records of the companies whose securities the Fund buys. The Fund also may invest in preferred stocks (which generally pay higher dividends than common stocks) and debt instruments that are convertible into common stocks, as well as in securities of foreign companies. In recent years, the core of the Fund's investments has been concentrated in the securities of three or four dozen large, high quality companies.

[ARROW ICON] Although the Fund is subject to a number of risks that could affect its performance, its principal risk is market risk - that is, that the prices of the securities in its portfolio will rise and fall due to price movements in the securities markets, and that the securities held in the Fund's portfolio may decline in value more than the overall securities markets.

[KEY ICON]     INVESCO DYNAMICS FUND

This Fund attempts to make your investment grow. It primarily invests in common stocks of mid-sized U.S. companies but also has the flexibility to invest in other types of securities including preferred stocks, convertible securities and bonds.

The core of the Fund's portfolio is invested in securities of established companies that are leaders in attractive growth markets with a history of strong returns. The remainder of the portfolio is invested in securities of companies that show accelerating growth, driven by product cycles, favorable industry or sector conditions and other factors that INVESCO believes will lead to rapid sales or earnings growth.

The Fund's strategy relies on many short-term factors including current information about a company, investor interest, price movements of a company's securities and general market and monetary conditions. Consequently, the Fund's investments are usually bought and sold relatively frequently.

[ARROW ICON] While the Fund generally invests in mid-sized companies, the Fund sometimes invests in the securities of smaller companies. The prices of these securities tend to move up and down more rapidly than the securities prices of larger, more established companies, and the price of Fund shares tends to fluctuate more than it would if the Fund invested in the securities of larger companies.

[KEY ICON]     INVESCO ENDEAVOR FUND

The Fund attempts to make your investment grow. It uses an aggressive strategy and invests primarily in common stocks. The Fund invests in companies of all sizes and also has the flexibility to invest in other types of securities, including preferred stocks, convertible securities, warrants, bonds and debt securities.

The Fund's strategy relies on many short-term factors including current information about a company, investor interest, price movements of a company's securities and general market and monetary conditions. Consequently, the Fund's investments are usually bought and sold relatively frequently.

[ARROW ICON] The Fund's investments are not limited to companies of a particular size. It invests in the securities of smaller companies, including companies just entering the securities marketplace with intial public offerings. The prices of these securities tend to move up and down more rapidly than the securities prices of larger, more established companies. When the Fund concentrates its investments in the securities of smaller companies, the price of Fund shares tends to fluctuate more than it would if the Fund invested in the securities of larger companies.

[KEY ICON]     INVESCO GROWTH & INCOME FUND

The Fund attempts to obtain a high rate of total return. Income on investments (dividends and interest), plus increases in the value of investments, make up total return. The Fund invests most of its assets in common stocks, preferred stocks and securities convertible into common stocks. The Fund's core investments are in well-established, large growth companies with a strong record of paying dividends. The Fund may also invest in securities which do not pay dividends but that INVESCO believes have the potential to increase in value, regardless of the potential for dividends.

The Fund's strategy relies on many short-term factors including current information about a company, investor interest, price movements of a company's securities and general market and monetary conditions. Consequently, the Fund's investments are usually bought and sold relatively frequently.

[ARROW ICON] The Fund's portfolio is presently concentrated in the stocks of approximately 50 companies. Although INVESCO believes that this level of diversification is appropriate, the Fund is not as diversified as some other mutual funds.

[KEY ICON]     INVESCO SMALL COMPANY GROWTH FUND

The  Fund  seeks   long-term   capital   growth.   Most   holdings  are  in
small-capitalization companies -- those with market capitalizations under $1 billion at the time of purchase. We are primarily looking for companies in the developing stages of their life cycles, which are currently priced below our estimation of their potential, have earnings which may be expected to grow faster than the U.S. economy in general, and/or offer the potential for accelerated earnings growth due to rapid growth of sales, new products, management changes, or structural changes in the economy.

[ARROW ICON] Investments in small, developing companies carry greater risk than investments in larger, more established companies. Developing companies generally face intense competition, and have a higher rate of failure than larger companies. On the other hand, large companies were once small companies themselves, and the growth opportunities of some small companies may be quite high.

[KEY ICON]     INVESCO S&P 500 INDEX FUND -- CLASS II

The Fund seeks price performance and income comparable to the Standard & Poor's 500 Composite Stock Price Index ("S&P 500" or "Index"). The Fund invests in the stocks that make up the Index, in approximately the same proportions.

The Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders or the general public regarding the advisibility of investing in the Fund or the ability of the S&P 500 to track general stock performance. S&P has no direct relationship with the Fund other than the licensing of certain trademarks and trade names of S&P and the S&P 500 Index which is composed by S&P without regard to the Fund. S&P is not involved in the determination of the prices and amount of the securities bought by the Fund, the sale of Fund shares or the calculation of the equation by which Fund shares are to be converted in cash.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 or any data included therein and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Company, shareholders of the Fund or any other person or entity from the use of the S&P 500 or any data included therein. S&P makes no express or implied warranty, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

[ARROW ICON] The Fund is not actively managed; instead, the Fund seeks to track the performance of the S&P 500. Therefore, when the S&P 500 drops, the value of shares of the Fund drops accordingly. The Fund makes no effort to hedge against price movements in the S&P 500. Due to purchases and sales of portfolio securities to meet investor purchases and redemptions, the Fund will not have a 100% correlation to the performance of the Index. However, under normal circumstances, the Fund expects to have at least a 95% correlation to the composition of the S&P 500.

[KEY ICON]     INVESCO VALUE EQUITY FUND

The Fund seeks high total return from capital appreciation and current income. The portfolio emphasizes high-quality, larger capitalization companies which are temporarily out of favor with investors. Our value-based process evaluates numerous factors on a current and historical basis, seeking undiscovered values in the market. The philosophy of value investing is based upon the belief that certain securities are undervalued by the market. As such, when the market "discovers" these securities, their value should increase.

[ARROW ICON] Although the Fund is subject to a number of risks, its principal risk is market risk.

[GRAPH ICON]   FUND PERFORMANCE

The bar charts below shows the Blue Chip Growth, Dynamics, Small Company Growth, S&P 500 Index - Class II and Value Equity Funds' actual yearly performance for the years ended December 31 (commonly known as its "total return") over the past decade. The Funds charge no sales loads that would affect total return computation. However, total return computation for S&P 500 Index Fund may be affected by the redemption or exchange fee retained by that Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. A 1% fee is charged on redemptions or exchanges of shares held three months or less. The table below shows average annual returns for various periods ended December 31, 1998 for each Fund compared to the following indexes: ___________________________________________ Indexes. The
information in these charts and table illustrates the variability of each Fund's return and its performance compared to a broad measure of market performance. The bar charts provide some indication of the risks of investing in a particular Fund by showing changes in the year to year performance of each Fund. Remember, past performance does not indicate how a Fund will perform in the future.(1)

[INSERT FUND PERFORMANCE]

Fund performance information is not provided for Endeavor and Growth & Income Funds, as such Funds did not commence investment operations until October 28, 1998 and July 1, 1998, respectively.

FEES AND EXPENSES

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

This table describes the fees and expenses that you may pay if you buy and hold shares of S&P 500 Index Fund:

    Shareholder Fees (fees paid directly from your investment):

          Redemption Fee (as a percentage of amount redeemed)           1.00%*

* S&P 500 Index Fund retains a fee to offset transaction costs and other expenses associated with short-term redemptions and exchanges from the Fund. A 1% fee shall be imposed on redemptions or exchanges held three months or less. This fee may be waived at the discretion of INVESCO.

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

     BLUE CHIP GROWTH FUND
     Management Fees                                        ____%
     Distribution and Service (12b-1)Fees(1)                0.25%
     Other Expenses(2)(3)                                   ____%
     Total Annual Fund Operating Expenses(2)(3)             ____%

     DYNAMICS FUND
     Management Fees                                        ____%
     Distribution and Service (12b-1)Fees(1)                0.25%
     Other Expenses (2)(3)                                  ____%
     Total Annual Fund Operating Expenses(2(3)(4)           ____%

     ENDEAVOR FUND
     Management Fees                                        ____%
     Distribution and Service (12b-1)Fees(1)                0.25%
     Other Expenses(2)(3)                                   ____%
     Total Annual Fund Operating Expenses (2)(3)(4)         ____%

     GROWTH & INCOME FUND
     Management Fees                                        ____%
     Distribution and Service (12b-1)Fees (1)               0.25%
     Other Expenses(2)(3)                                   ____%
     Total Annual Fund Operating Expenses (2)(3)(4)         ____%

     S&P 500 INDEX FUND - CLASS II
     Management Fees                                        ____%
     Distribution and Service (12b-1)Fees (1)               0.25%
     Other Expenses(2)(3)                                   ____%
     Total Annual Fund Operating Expenses(2)(3)(4)          ____%

     SMALL COMPANY GROWTH FUND
     Management Fees                                        ____%
     Distribution and Service (12b-1)Fees(1)                0.25%
     Other Expenses(2)(3)                                   ____%
     Total Annual Fund Operating Expenses(2)(3)(4)          ____%

     VALUE EQUITY FUND
     Management Fees                                        ____%
     Distribution and Service (12b-1)Fees(1)                0.25%
     Other Expenses(2)(3)                                   ____%
     Total Annual Fund Operating Expenses(2)(3)(4)          ____%

(1) Because the Funds pay 12b-1 distribution fees which are based upon each Fund's assets, if you own shares of a Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

(2) Each Fund's Actual Total Annual Fund Operating Expenses were lower than the figures shown, because their ______________________________ fees were reduced under expense offset arrangements. Because of an SEC requirement, the figures shown do not reflect these reductions.

(3) The expense information presented in the table has been restated to reflect a change in the administration services fee.

(4) Certain expenses of Dynamics, Endeavor, Growth & Income, Small Company Growth, S&P 500 Index Fund - Class II, and Value Equity Funds are being absorbed voluntarily by INVESCO pursuant to a commitment to those
     Funds.   After absorption,  Dynamics  Fund's "Other  Expenses" and "Total
     Annual Fund Operating Expenses" were ____% and ____%, respectively, Endeavor Fund's "Other Expenses" and "Total Annual Fund Operating
     Expenses" were ____% and ____%, respectively, Growth & Income Fund's "Other Expenses" and "Total Annual Fund Operating Expenses" were ___% and ____%, respectively, Small Company Growth Fund's "Other Expenses" and "Total Annual Fund Operating Expenses" were ___% and ___%, respectively, S&P 500 Index Fund Class II's "Other Expenses" and "Total Annual Fund Operating Expenses" were ____% and ____%, respectively, and Value Equity Fund's "Other Expenses" and "Total Annual Fund Operating Expenses" were ____% and ____%, respectively. This commitment may be changed at any time following consultation with the board of directors.

INVESCO has agreed to voluntarily absorb certain expenses of Dynamics, Endeavor and Growth & Income, Small Company Growth, S&P 500 Index - Class II and Value Equity Funds, so that each Fund's total operating expenses (excluding excess amounts that have been offset by the expense offset arrangements described above) do not exceed 1.20% (1.21% prior to May 13, 1999), 1.50%, 1.50%, 1.50%, 0.60% (0.55% prior to May 13, 1999) and 1.30% (1.25% prior to May
13, 1999), respectively, of each Fund's average net assets. This commitment may be changed at any time following consultation with the board of directors.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in a Fund for the time periods indicated and redeemed all of your shares at the end of each period. The Example also assumes that your investment had a hypothetical 5% return each year, and assumes that a Fund's expenses remained the same. Although a Fund's actual costs and performance may be higher or lower, based on these assumptions your costs would have been:

                                   1 year    3 years    5 years    10 years

Blue Chip Growth Fund              $_____    $_____     $_____     $_____
Dynamics Fund                      $_____    $_____     $_____     $_____
Endeavor Fund*                     $_____    N/A        N/A        N/A
Growth & Income Fund*              $_____    N/A        N/A        N/A
Small Company Growth Fund          $_____    $_____     $_____     $_____
S&P 500 Index Fund - Class II      $_____    $_____     $_____     $_____
Value Equity Fund                  $_____    $_____     $_____     $_____

*Annualized

[ARROW ICON]  INVESTMENT RISKS

BEFORE INVESTING IN A FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including these Funds, are:

NOT INSURED. Mutual funds are not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE  LOSS  OF   INVESTMENT.   A  mutual  fund  cannot   guarantee  its
performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Funds will not reimburse you for any of these losses.

VOLATILITY. The price of your mutual fund shares will increase or decrease with changes in the value of a Fund's underlying investments.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Funds are designed to be only a part of your personal investment plan.

YEAR 2000. Many computer  systems in use today may not be able to recognize any date after December 31, 1999. If these systems are not fixed by that date, it is possible that they could generate erroneous information or fail altogether. INVESCO has committed substantial resources in an effort to make sure that its own major computer systems will continue to function on and after January 1, 2000. Of course, INVESCO cannot fix systems that are beyond its control. If INVESCO's own systems, or the systems of third parties upon which it relies, do not perform properly after December 31, 1999, the Funds could be adversely affected.

In addition, the markets for, or values of, securities in which the Funds invest may possibly be hurt by computer failures affecting portfolio investments or trading of securities beginning January 1, 2000. For example, improperly functioning computer systems could result in securities trade settlement problems and liquidity issues, production issues for individual companies and overall economic uncertainties. Individual issuers may incur increased costs in making their own systems Year 2000 compliant. The combination of market uncertainty and increased costs means that there is a possibility that Year 2000 computer issues may adversely affect the Funds' investments. At this time, it is generally believed that foreign issuers, particularly those in emerging and other markets, may be more vulnerable to Year 2000 problems than will be issuers in the U.S.

[ARROW ICON] RISKS ASSOCIATED WITH PARTICULAR INVESTMENTS

MARKET RISK

Equity stock prices vary and may fall, thus reducing the value of your Fund's investments. Certain stocks selected for any Fund's portfolio may decline in value more than the overall stock market. In general, the securities of large businesses with outstanding securities worth $5 billion or more have less volatility than those of mid-size businesses with outstanding securities worth more than $1 billion, or small businesses with outstanding securities worth less than $1 billion.

LIQUIDITY RISK

A Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

DERIVATIVES RISK

A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk.

OPTIONS AND FUTURES RISK

Options and futures are common types of derivatives that a Fund may occasionally use to hedge its investments. An option is the right to buy or sell a security or other instrument, index or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index or commodity at a specific price on a specific date.

COUNTERPARTY RISK

This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete that transaction with a Fund.

INTEREST RATE RISK

Changes in interest rates will affect the resale value of debt securities held in a Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements.

DURATION RISK

Duration is a measure of a debt security's sensitivity to interest rate changes. Duration is usually expressed in terms of years, with longer durations usually more sensitive to interest rate fluctuations.

FOREIGN SECURITIES RISK

Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. Each Fund may invest up to 25% of its respective assets in securities of non-U.S. issuers.

     CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of a Fund's investment in a security valued in the foreign currency, or based on that currency value.

     POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

     REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU") which as of January 1, 1999, adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future.

     The introduction of the euro presents some uncertainties and possible risks, which could adversely affect the value of securities held by the Funds.

     EMU countries, as a single market, may affect future investment decisions of the Funds. As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries - present and future - may affect the fiscal and monetary levels of those participating countries. There may be increased levels of price competition among business firms within EMU countries and between businesses in EMU and non-EMU countries. The outcome of these uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

LACK OF TIMELY INFORMATION RISK

Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

CREDIT RISK

The Funds may invest in debt instruments, such as notes and bonds. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

The Funds generally invest in equity securities of growing companies. However, in an effort to diversify their holdings and provide some protection against the risk of other investments, the Funds also may invest in other types of securities and other financial instruments, as indicated in the chart below. These investments, which at any given time may constitute a significant portion of a Fund's portfolio, have their own risks.

--------------------------------------------------------------------------------
INVESTMENT               RISKS      BLUE CHIP                           GROWTH &
                                    GROWTH    DYNAMICS    ENDEAVOR      INCOME
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY      Market,
RECEIPTS (ADRS)          Information,
   These are securities  Polit-
issued by U.S. banks     ical,
that represent shares of Regula-
foreign corporations     tory,
held by those banks.     Dip-           x         x              x         x
Although traded in U.S.  lomatic,
securities markets and   Liquidity
valued in U.S. dollars,  and Cur-
ADRs carry most of the   rency
risks of investing       Risks
directly in foreign
securities.
-------------------------------------------------------------------------------
DEBT SECURITIES          Market,
   Securities issued by  Credit,
private companies or     Interest
governments representing Rate and       x         x              x         x
an obligation to pay     Duration
interest and to repay    Risks
principal when the
security matures.
--------------------------------------------------------------------------------
DELAYED DELIVERY OR      Market
WHEN-ISSUED SECURITIES   and
   Ordinarily, the Fund  Interest
purchases  securities    Rate Risks
and pays for them in
cash at the normal
trade  settlement  time.
When the Fund  purchases
a delayed delivery or
when-issued  security,
it promises to pay in
the future - for example,
when the security is
actually  available
for  delivery to the                    x         x              x         x
Fund.  The Fund's
obligation  to pay  and
the  interest  rate it
receives,  in the case
of debt securities,
usually are fixed when
the Fund  promises to
pay.  Between the date
the Fund promises to
pay and the date the
securities are actually
received,  the Fund
receives no interest on
its investment, and bears
the risk that the market
value of the when-issued
security may decline.

--------------------------------------------------------------------------------
INVESTMENT               RISKS      BLUE CHIP                           GROWTH &
                                    GROWTH    DYNAMICS    ENDEAVOR      INCOME
-------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY
CONTRACTS
   A contract to         Currency,
exchange an amount of    Political,
currency on a date in    Diplomatic
the future at an         and Regula-    x         x              x         x
agreed-upon exchange     tory Risks
rate might be used by
the Fund to hedge
against changes in
foreign currency
exchange rates when the
Fund invests in foreign
securities.  Does not
reduce price
fluctuations in foreign
securities, or prevent
losses if the prices of
those securities
decline.
--------------------------------------------------------------------------------
FUTURES
   A futures             Market,
contract is an agree-    Liquidity
ment to buy or sell a    and Op-
specific amount of a     tions and      x         x              x         x
financial instrument     Futures
(such as an index        Risks
option) at a stated
price on a stated date.
The Fund may use
futures contracts to
provide liquidity and
to hedge portfolio value.
--------------------------------------------------------------------------------
JUNK BONDS
   Debt  Securities      Market,
that are rated BB or     Credit,
lower by Standard &      Interest       x         x              x         x
Poors or Ba or lower by  Rate and
Moody's.  Tend to pay    Duration
higher interest rates    Risk
than higher-rated debt
securities, but carry a
higher credit risk.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT               RISKS      BLUE CHIP                           GROWTH &
                                    GROWTH    DYNAMICS    ENDEAVOR      INCOME
--------------------------------------------------------------------------------
OPTIONS                  Credit,
   The obligation        Informa-
or right to deliver or   tion,
receive a security or    Liquidity
other instrument, index  and            x         x              x         x
or com modity, or cash   Options
payment depend ing on    and
the price of the         Futures
underlying security or   Risks
the performance of an
index or other benchmark.
Includes options on
specific  securities
and stock  indices,
and options on stock
index futures.  May be
used in the Fund's
portfolio to provide
liquidity  and hedge
portfolio value.
--------------------------------------------------------------------------------
OTHER FINANCIAL          Counter-
INSTRUMENTS              party,
   These may             Credit,
include forward          Currency,
contracts, swaps, caps,  Interest
floors and collars.      Rate,          x         x              x         x
They may be used to try  Liquidity,
to manage the Fund's     Market
foreign cur rency        and Regu-
exposure and other       latory
invest ment risks, which Risks
can cause its net asset
value to rise or fall.
The Fund may use these
financial instruments,
commonly known as
"derivatives," to
increase or decrease its
exposure to changing
securities prices,
interest rates, currency
exchange rates or other
factors.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS    Credit
   A contract            and
under which the seller   Counter-       x         x              x         x
of a security agrees to  party
buy it back at an        Risks
agreed-upon price and
time in the future.
--------------------------------------------------------------------------------
RULE 144A SECURITIES     Liquidity
   Securities that are   Risk
not regis tered,  but
which are bought and
sold solely by
institutional
investors. The Fund
considers  many Rule                    x         x              x         x
144A securities to be
"liquid," although the
market for such
securities typically is
less active than
the public securities
markets.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT                    RISKS          SMALL       S&P 500     VALUE
                                             COMPANY     INDEX       EQUITY
                                             GROWTH
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY         Market,
RECEIPTS (ADRS)             Informa-
   These are securities     tion,
issued by U.S. banks that   Politi-
represent shares of foreign cal,                  x                   x
corporations held by those  Regulatory,
banks.  Although traded in  Diplomatic,
U.S. securities markets and Liquidity
valued in U.S. dollars,     and Cur-
ADRs carry most of the      rency
risks of invest ing         Risks
directly in foreign
securities.
--------------------------------------------------------------------------------
DEBT SECURITIES             Market,
   Securities  issued by    Credit,
private  com panies or      Interest
governments representing an Rate and              x                   x
obligation to pay interest  Duration
and to repay principal      Risks
when the security matures.
--------------------------------------------------------------------------------
DELAYED DELIVERY OR
WHEN-ISSUED SECURITIES
   Ordinarily,  the Fund    Market and
purchases  securities       Interest
and pays for them in        Rate Risks
cash at the normal trade
settlement  time.  When
the Fund  purchases a
delayed delivery or
when-issued security,
it promises to                                    x                   x
pay in the future for
example,  when the
security is actually
available for delivery
to the Fund. The Fund's
obligation to pay and
the  interest rate it
receives,  in the  case
of debt securities,
usually are fixed when
the Fund promises to
pay.  Between the date
the Fund promises
to pay and the date
the securities  are
actually received,
the Fund receives no
interest on its
investment, and bears
the risk that the market
value of the when-issued
security may decline.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT                    RISKS          SMALL       S&P 500     VALUE
                                             COMPANY     INDEX       EQUITY
                                             GROWTH
--------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY    Currency,
CONTRACTS                   Political,
   A contract to exchange   Diplomatic
an amount of  currency  on  and Regula-
a date in the  future at    tory Risks
an  agreed-upon exchange
rate might be used by the
Fund to hedge against
changes in foreign currency                       x                   x
exchange rates when the
Fund  invests in  foreign
securities.  Does not
reduce price fluctuations
in foreign securities, or
prevent losses if the prices
of those securities decline.
--------------------------------------------------------------------------------
FUTURES                     Market,
   A futures contract       Liquidity
is an agreement to buy or   and
sell a specific amount of a Options
financial instrument (such  and                   x         x         x
as an index option) at a    Futures
stated price on a stated    Risks
date.  The Fund may use
futures con tracts to
provide liquidity and to
hedge portfolio value.
--------------------------------------------------------------------------------
JUNK BONDS
   Debt  Securities  that   Market,
are rated BB or lower by    Credit,
Standard & Poors or Ba or   Interst
lower by  Moody's.  Tend    Rate and              x
to pay higher  interest     Duration
rates than higher-rated     Risks
debt securities, but carry
a higher credit risk.
--------------------------------------------------------------------------------
OPTIONS
     The obligation or      Credit,
right to deliver or receive Informa-
a security or other instru  tion, Liquid-
ment, index or commodity,   ity and
or cash payment depending   Options and
on the price of the         Futures
underlying security or the  Risks                 x         x         x
performance of an index or
other benchmark.  Includes
options on specific
securities and stock
indices,  and options on
stock index futures.
May be used in the Fund's
portfolio  to provide
liquidity  and hedge
portfolio value.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT                    RISKS          SMALL       S&P 500     VALUE
                                             COMPANY     INDEX       EQUITY
                                             GROWTH
--------------------------------------------------------------------------------
OTHER FINANCIAL INSTRUMENTS Counter-
        These may include   party,
forward con tracts, swaps,  Credit,
caps, floors and collars.   Currency,
They may be used to try to  Interest
manage the Fund's foreign   Rate,
currency exposure and other Liquidity,
investment risks, which can Market and
cause its net asset value   Regulatory            x         x         x
to rise or fall. The Fund   Risks
may use these financial
instruments, commonly known
as "derivatives,"  to
increase  or decrease  its
exposure to changing
securities prices, interest
rates, currency exchange
rates or other factors.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS       Credit and
   A contract under         Counter-
which the seller of a       party
security agrees to buy it   Risks                 x                   x
back at an agreed-upon
price and time in the
future.
--------------------------------------------------------------------------------
RULE 144A SECURITIES        Liquidity
   Securities that are not  Risk
registered, but which are
bought and sold solely by
institutional investors.
The Fund considers many
Rule 144A securities to                           x                   x
be "liquid," although the
market for such securities
typically is less active
than the public securities
markets.
--------------------------------------------------------------------------------

[ARROW ICON]  TEMPORARY DEFENSIVE POSITIONS

When  securities   markets  or  economic   conditions  are  unfavorable  or
unsettled, we might try to protect the assets of a Fund by investing in securities that are highly liquid such as high quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements. We have the right to invest up to 100% of a Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, a Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROW ICON]   PORTFOLIO TURNOVER

With the exception of S&P 500 Index Fund, we actively manage and trade the Funds' portfolios. Therefore, the Funds may have a higher portfolio turnover rate compared to many other mutual funds. The Funds' portfolio turnover rates for the period ended July 31, 1999 were:



  INVESCO Blue Chip Growth Fund              ____%
  INVESCO Dynamics Fund                      ____%
  INVESCO Endeavor Fund*                     ____%
  INVESCO Growth & Income Fund*              ____%
  INVESCO Small Company Growth Fund          ____%
  INVESCO Value Equity Fund                  ____%

*Annualized

A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turn- over rate may result in higher brokerage commissions and taxable capital gain distributions to a Fund's shareholders.

[INVESCO ICON] FUND MANAGEMENT

INVESTMENT ADVISER

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Funds. INVESCO was founded in 1932 and manages over $_____ billion for more than _______ shareholders of 43 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administration and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $___ BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

World Asset Management ("World") , located at 255 Brown Street Centre, 2nd Floor, Birmingham, Michigan, is the sub-adviser to S&P 500 Index Fund. INVESCO Capital Management, Inc. ("ICM"), located at 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia, is the sub-adviser to Value Equity Fund.

A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI") is the Funds' distributor and is responsible for the sale of the Funds' shares. INVESCO, ICM and IDI are subsidiaries of AMVESCAP PLC. World is a general partnerhsip organized by Munder Capital Management.

The following table shows the fees the Funds paid to INVESCO for its advisory services in the period ended July 31, 1999:


--------------------------------------------------------------------------------
                                          ADVISORY FEE AS A PERCENTAGE OF
     FUND                                 AVERAGE ANNUAL ASSETS UNDER MANAGEMENT
--------------------------------------------------------------------------------
     INVESCO Blue Chip Growth Fund           ____%
     INVESCO Dynamics Fund                   ____%
     INVESCO Endeavor Fund                   ____% (Annualized)
     INVESCO Growth & Income Fund            ____% (Annualized)
     INVESCO Small Company Growth Fund       ____%
     INVESCO S&P 500 Index Fund - Class II   ____%
     INVESCO Value Equity Fund               ____%
--------------------------------------------------------------------------------
[INVESCO ICON] PORTFOLIO MANAGERS

S&P 500 Index Fund is managed by a team of World portfolio managers that is collectively responsible for the investment decisions relating to the Fund.

The following individuals are primarily responsible for the day-to-day management of each Fund's portfolio holdings:

     FUND                                         PORTFOLIO MANAGER(S)
     Blue Chip Growth                             Trent E. May
                                                  Douglas J. McEldowney
     Dynamics                                     Timothy J. Miller
                                                  Tom Wald
     Endeavor                                     Timothy J. Miller
     Growth & Income                              Trent E. May
                                                  Fritz Meyer
     Small Company Growth                         Stacie Cowell
                                                  Timothy J. Miller
                                                  Trent E. May
     Value Equity                                 Michael E. Harhai
                                                  Terrence Irrgang
     S&P 500 Index                                World Asset Management

TIMOTHY J. MILLER is the leader of INVESCO's Growth Team and the lead portfolio manager of the Dynamics and Endeavor Funds and a Chartered Financial Analyst. He is also a director and senior vice president of INVESCO, where he has had progressively more responsible investment professional positions since joining the company in 1992. Before joining INVESCO, Tim was a portfolio manager with Mississippi Valley Advisors. He holds an M.B.A. from the University of Missouri -- St. Louis and a B.S.B.A. from St. Louis University.

STACIE COWELL is the lead  portfolio  manager of the Small  Company  Growth
Fund and a Chartered Financial Analyst who joined INVESCO in 1997. She is also a vice president of INVESCO. Before joining us, she was senior equity analyst with Founders Asset Management and capital markets and trading analyst with Chase Manhatten Bank in New York. Stacie holds a B.A. in Economics from Colgate University.

MICHAEL C. HARHAI is the portfolio manager of the Value Equity Fund and a Chartered Financial Analyst who joined INVESCO Capital Management, Inc. in 1992. Before joining ICM, he was employed by Sovran Capital Management Corp., C&S/Sovran Capital Management and Citizens & Southern Investment Advisors, Inc. Michael holds a B.A. from the University of South Florida and an M.B.A. from the University of Central Florida.

TERRENCE IRRGANG is the co-portfolio manager of the Value Equity Fund who joined INVESCO Capital Management, Inc. in 1992. Before joining ICM, he was a consultant for Towers, Perrin, Forster & Crosby. Terrence holds a B.A. from Gettysburg College and an M.B.A. from Temple University.

TRENT E. MAY is the lead portfolio manager of the Growth & Income Fund and a Chartered Financial Analyst who joined INVESCO in 1996. Trent is also a vice president of INVESCO. Before joining us, he was with Munder Capital Management and SunBank Capital Management. He holds an M.B.A. from Rollins College and a B.S. in Engineering from Florida Institute of Technology.

DOUGLAS J. MCELDOWNEY is the  co-portfolio  manager of the Blue Chip Growth
Fund who joined INVESCO in 1999. Douglas is also a vice president of INVESCO. Before joining INVESCO, Doug was with Bank of America Investment Management, Inc., SunTrust Banks, Inc. and Merrill Lynch & Company, Inc. He holds a B.B.A. in Finance from University of Kentucky and an M.B.A. from the Crummer Graduate School at Rollins College.

FRITZ MEYER is the co-portfolio manager of the Growth & Income Fund who joined INVESCO in 1996. He is also a vice president of INVESCO. Before joining us, he was an executive vice president and portfolio manager with Nelson, Benson & Zellmer, Inc. Fritz holds an M.B.A. from Amos Tuck School -- Dartmouth College and an B.A. with a distinction in Economics from Dartmouth College.

TOM WALD is the co-portfolio manager of the Dynamics Fund and a Chartered Financial Analyst who joined INVESCO in 1997. He is also a vice president of INVESCO. Before joining us, he was employed by Munder Capital Management, Duff & Phelps and Prudential Investment Corp. He holds an M.B.A. from the Wharton School at the University of Pennsylvania and a B.A. from Tulane University.

Tim Miller, Stacie Cowell, Trent May, Doug McEldowney, Fritz Meyer and Tom Wald are each members of the INVESCO Growth Team, which is led by Tim Miller.

[INVESCO ICON] POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUNDS FOR SHORT-TERM TRADING PURPOSES.

The Funds offer shareholders the potential to increase the value of their capital over time; Blue Chip Growth, Growth & Income and Value Equity Funds also offers the opportunity for current income. Like most mutual funds, each Fund seeks to provide higher returns than market or its competitors, but cannot guarantee that performance. Each Fund seeks to minimize risk by investing in many different companies in a variety of industries.

SUITABILITY FOR INVESTORS

Only you can determine if an investment in a Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Funds are most suitable for investors who:

o are willing to grow their capital over the long term (at least five years).

o understand that shares of a Fund can, and likely will, have significant price fluctuations.

o are investing tax-deferred retirement accounts, such as traditional and Roth Individual Retirement Accounts ("IRAs"), as well as employer-sponsored qualified retirement plans, including 401(k)s and 403(b)s, all of which have longer investment horizons.

You probably do not want to invest in the  Funds if you  are:

o primarily  seeking  current  dividend  income.

o unwilling to accept potentially significant changes in the price of Fund shares.

o speculating on short-term fluctuations in the stock markets.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS + ACCRUED INTEREST AND DIVIDENDS - FUND DEBTS, INCLUDING ACCRUED EXPENSES / NUMBER OF SHARES = YOUR SHARE PRICE (NAV).

The value of your Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in each Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of trading on that exchange (normally 4:00 p.m. New York time). Therefore, shares of the Funds are not priced on days when the NYSE is closed, which, generally, is on weekends and national holidays in the U.S.

NAV is calculated by adding together the current market price of all of a Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

All purchases, sales and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you to purchase, redeem or exchange shares of a Fund. Your instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO hears from you after that time, your instructions will be processed at the NAV calculated at the end of the next day that the NYSE is open.

Foreign securities exchanges, which set the prices for foreign securities held by the Funds, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges.

In this situation,  the Funds would not calculate NAV on  Thanksgiving  Day
(and INVESCO would not buy, sell or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Funds on that day.

[INVESCO ICON] HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY 4:00 P.M. EASTERN TIME.

The following chart shows several convenient ways to invest in the Funds. There is no charge to invest directly through INVESCO. With regard to all Funds, except S&P 500 Index Fund, there is no charge to exchange or redeem shares when you do so directly through INVESCO. However, with respect to S&P 500 Index Fund, upon a redemption or an exchange of shares held three months or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 1% of the current net asset value of the shares being exchanged will be assessed and retained by that Fund for the benefit of the remaining shareholders. If you invest in a Fund through a securities broker, you may be charged a commission or transaction fee for either purchases or sales of Fund shares. For all new accounts, please send a completed application form, and specify the fund or funds you wish to purchase.

INVESCO reserves the right to increase, reduce or waive each Fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of that Fund's shareholders. INVESCO also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange.

MINIMUM INITIAL INVESTMENT. $1,000, which is waived for regular investment plans, including EasiVest and Direct Payroll Purchase, and certain retirement plans, including IRAs.

MINIMUM  SUBSEQUENT  INVESTMENT.   $50  (Minimums  are  lower  for  certain
retirement plans.)

EXCHANGE POLICY. You may exchange your shares in any of the Funds for those in another INVESCO mutual fund on the basis of their respective NAVs at the time of the exchange.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

We have the following policies governing exchanges:

o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o You may make up to four  exchanges  out of each Fund per year.
o Each Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy, in the best interests of the Fund and its shareholders. Notice of all such modifications or termination that affect all shareholders of the Fund will be given at least 60 days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the fund into which you wish to exchange are temporarily stopped.

REDEMPTION FEE (S&P 500 INDEX FUND ONLY). If you exchange shares of S&P 500 Index Fund after holding them three months or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 1% of the current net asset value of the shares being exchanged will be assessed and retained by the Fund for the benefit of the remaining shareholders. This fee is intended to encourage long-term investment in S&P 500 Index Fund, to avoid transaction and other expenses caused by early redemptions, and to facilitate portfolio management. This fee may be waived at the discretion of INVESCO. This fee is not a deferred sales charge, is not a commission paid to INVESCO and does not benefit INVESCO in any way. The fee applies to redemptions from the Fund and exchanges into any of the other no-load mutual funds which are also advised by INVESCO and distributed by IDI. The S&P 500 Index Fund will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account. If your holding period is less than three months, the redemption/exchange fee will be assessed on the current net asset value of those shares.

Please remember that if you pay by check or wire and your funds do not clear, you will be responsible for any related loss to a Fund or INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

Method                   Investment Minimum               Please Remember
--------------------------------------------------------------------------------
BY CHECK                 $1,000 for regular
Mail to:                 accounts;
INVESCO Funds Group,     $250 for an IRA;
Inc.,                    $50 minimum for
P.O. Box 173706,         each subsequent
Denver, CO 80217-3706.   investment.
You may send your check  S&P 500 Index Fund
by overnight courier to: - $5,000 for
7800 E. Union Ave.       regular accounts;
Denver, CO 80237.        $2,000 for an IRA;
                         $1,000 minimum for
                         each subsequent
                         investment.
--------------------------------------------------------------------------------
BY TELEPHONE OR WIRE     $1,000.                          Payment must be
Call 1-800-525-8085 to   S&P 500 Index Fund               received within 3
request                  - $5,000 for                     business days, or the
your purchase. Then send regular accounts;                transaction may be
your                     $2,000 for an IRA;               cancelled.
check by overnight       $1,000 minimum for
courier to our           each subsequent
street address: 7800 E.  investment.
Union Ave.,
Denver, CO 80237. Or you
may
send your payment by
bank wire (call INVESCO
for
instructions).
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH    $50.
Call 1-800-525-8085 to   S&P 500 Index Fund
request your pur chase.  - you must fulfill
INVESCO will move money  the minimum
from your designated     initial investment
bank/credit union check  requirements
ing or savings account   before using this
in order to purchase     option
shares, upon your
telephone instructions,
whenever your wish.
--------------------------------------------------------------------------------

REGULAR INVESTING WITH   $50 per month for                Like all regular
EASIVEST                 EasiVest; $50                    investment plans, nei
OR DIRECT PAYROLL        per pay period for               ther EasiVest nor
PURCHASE                 Direct Payroll                   Direct Payroll Pur
You may enroll on your   Purchase. You may                chase ensures a profit
fund                     start or stop your               or protects against
application, or call us  regular investment               loss in a falling
for a separate           plan at any time,                market. Because you'll
form and more details.   with two weeks'                  invest continually,
Investing                notice to INVESCO.               regardless of varying
the same amount on a     S&P 500 Index Fund               price levels, consider
monthly basis            - you must fulfill               your financial abil-
allows you to buy more   the mini mum                     ity to keep buying
shares when prices are   initial investment               through low
low and fewer shares     require ments                    price levels. And
when prices are high.    before using one                 remember that you will
This "dollar cost averag of these options.                lose money if you
ing" may help offset                                      redeem your shares
market fluctuations.                                      when the market value
Over a period of time,                                    of all your shares is
your average cost per                                     less than their cost.
share may be less than
the actual aver age
price per share.
--------------------------------------------------------------------------------
BY PAL(R)                $1,000. (The                     Be sure to write down
Your "Personal Account   exchange minimum                 the confirmation
Line" is                 is $1,000 for                    number provided by
available for subsequent purchases                        PAL(R). Payment must
purchases                requested by                     be received within 3
and exchanges 24 hours a telephone.)                      business days, or the
day.                                                      transaction may be
Simply call                                               cancelled.
1-800-525-8085.
--------------------------------------------------------------------------------
BY EXCHANGE              $1,000 to open a                 See "Exchange Policy."
Between two INVESCO      new account; $50
funds. Call              for written
1-800-525-8085 for       requests to pur
prospectuses of          chase additional
other INVESCO funds.     shares for an
Exchanges                existing account.
may be made by phone or  (The exchange
at our                   minimum is $250
Web site at              for exchanges
www.invesco.com. You     requested by
may also establish an    telephone.)
automatic                S&P 500 Index Fund
monthly exchange service - $45,000 to open
between                  a new account;
two INVESCO funds; call  $2,000 for IRAs;
us for further details   $1,000 for written
and the correct form.    requests to
                         purchase
                         additional
                         shares.  (The
                         exchange minimum
                         is $1,000 for
                         purchases
                         requested by
                         telephone.)

DISTRIBUTION EXPENSES. We have adopted a Plan and Agreement of Distribution (commonly known as a "12b-1 Plan") for the Funds. The 12b-1 fees paid by each Fund are used to defray all or part of the cost of preparing and distributing prospectuses and promotional materials, as well as to pay for certain distribution-related and other services. These services include compensation to third party brokers, financial advisers and financial services companies that sell Fund shares and/or service shareholder accounts.

Under the Plan, each Fund's payments are limited to an amount computed at an annual rate of 0.25% of the Fund's average net assets. If distribution expenses for a Fund exceed these computed amounts, INVESCO pays the difference.

[INVESCO ICON] YOUR ACCOUNT SERVICES

INVESCO PROVIDES YOU WITH SERVICES DESIGNED TO MAKE IT SIMPLE FOR YOU TO BUY, SELL OR EXCHANGE YOUR SHARES OF ANY INVESCO MUTUAL FUND.

SHAREHOLDER ACCOUNTS. INVESCO maintains your share account, which contains your current Fund holdings. The Funds do not issue share certificates.

QUARTERLY INVESTMENT SUMMARIES. Each calendar quarter, you receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of your INVESCO funds.

TRANSACTION CONFIRMATIONS. You receive detailed confirmations of individual purchases, exchanges and sales. If you choose certain recurring transaction plans (for instance, EasiVest), your transactions are confirmed on your quarterly Investment Summaries.

TELEPHONE TRANSACTIONS. You may buy, exchange and sell Fund shares by telephone, unless you specifically decline these privileges when you fill out the INVESCO new account application.

YOU CAN CONDUCT MOST TRANSACTIONS AND CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT OUR WEB SITE, WWW.INVESCO.COM.

Unless you decline the telephone transaction privileges,  when you fill out and sign the new  account  Application,  a Telephone  Transaction  Authorization
Form, or use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you. In general, if INVESCO has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, INVESCO is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

IRAS AND OTHER RETIREMENT PLANS. Shares of any INVESCO mutual fund may be purchased for IRAs and many other types of tax-deferred retirement plans. Please call INVESCO for information and forms to establish or transfer your existing retirement plan or account.

[INVESCO ICON] HOW TO SELL SHARES

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

The following chart shows several convenient ways to sell your Fund shares. Shares of the Funds may be sold at any time at the next NAV calculated after your request to sell in proper form is received by INVESCO. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While INVESCO attempts to process telephone redemptions promptly, there may be times particularly in periods of severe economic or market disruption - when you may experience delays in redeeming shares by phone.

INVESCO usually mails you the proceeds from the sale of fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to 15 days.

If you participate in EasiVest, the Funds' automatic monthly investment program, and sell all of the shares in your account, we will not make any additional EasiVest purchases unless you give us other instructions.

Because of the Funds' expense structure, it costs as much to handle a small account as it does to handle a large one. If the value of your account in a Fund falls below $250 as a result of your actions (for example, sale of your Fund shares), each Fund reserves the right to sell all of your shares, send the proceeds of the sale to you and close your account. Before this is done, you will be notified and given 60 days to increase the value of your account to $250 or more.

REDEMPTION FEE (S&P 500 INDEX FUND ONLY). If you exchange or redeem shares of S&P 500 Index Fund after holding them three months or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 1% of the current net asset value of the shares being exchanged or redeemed will be assessed and retained by the Fund for the benefit of the remaining shareholders. This fee is intended to encourage long-term investment in S&P 500 Index Fund, to avoid transactions and other expenses caused by early redemptions, and to facilitate portfolio management. This fee may be waived at the discretion of INVESCO. This fee is not a deferred sales charge, is not a commission paid to INVESCO, and does not benefit INVESCO in any way. The fee applies to redemptions from the S&P 500 Index Fund and exchanges into any of the other no-load mutual funds which are also advised by INVESCO and distributed by IDI. S&P 500 Index Fund will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account. If your holding period is less than three months, the redemption/ exchange fee will be assessed on the current net asset value of those shares.

--------------------------------------------------------------------------------
Method                Investment Minimum                  Please Remember
--------------------------------------------------------------------------------
BY TELEPHONE          $250 (or, if less,                  INVESCO's telephone
Call us toll-free at: full liquidation of                 redemption privileges
1-800-825-8085        the account) for a                  may be modified or
                      redemption check;                   terminated in the
                      $1,000 for a wire to                future at INVESCO's
                      your bank of record.                discretion.
                      The maximum amount
                      which may be redeemed
                      by telephone is
                      generally $25,000.
--------------------------------------------------------------------------------
IN WRITING            Any amount. The
Mail your request to  redemption request
INVESCO Funds Group,  must be signed by all
Inc., P.O. Box        registered account
173706, Denver, CO    owners. Payment will
80217-3706. You may   be mailed to your
also send your        address as it appears
request by overnight  on INVESCO's
courier to 7800 E.    records,
Union Ave.,           or to a bank
Denver, CO 80237.     designated by you
                      in  writing.
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH $50.
Call 1-800-525-8085
to request your
redemption.  INVESCO
will automatically
pay the proceeds into
your designated bank
account.
--------------------------------------------------------------------------------
BY EXCHANGE           $1,000 to open a new                See "Exchange Policy."
Between two INVESCO   account; $50 for
funds. Call           written requests to
1-800-525-8085 for    purchase additional
prospectuses of other shares for an
INVESCO funds.        existing account.
Exchanges may be made (The exchange
by phone or at our    minimum  is $250 for
Web site at           exchanges requested
www.invesco.com. You  by telephone.)
may also establish an S&P 500 Index Fund -
automatic monthly     $5,000 to open a new
exchange service      account; $2,000 for
between two INVESCO   IRAs; $1,000 for
funds; call us for    written requests to
further details and   purchase additional
the correct form.     shares for an
                      existing account.
                      (The exchange minimum
                      is $1,000 for
                      purchases requested
                      by telephone.)
--------------------------------------------------------------------------------

PERIODIC WITHDRAWAL   $100 per payment on a               You must have at
PLAN                  monthly or quarterly                least $10,000 total
You may call us to    basis. The redemption               invested with the
request the           check may be made                   INVESCO funds with at
appropriate form and  payable to any party                least $5,000 of that
more information at   you designate.                      total invested in
1-800-525-8085.                                           the fund from which
                                                          withdrawals will be
                                                          made.
--------------------------------------------------------------------------------
PAYMENT TO THIRD      Any amount.                         All registered
PARTY                                                     account owners must
Mail your request to                                      sign the request,
INVESCO                                                   with signature
Funds Group, Inc.,                                        guarantees from an
P.O. Box                                                  eligible guarantor
173706, Denver, CO                                        financial
80217-3706.                                               institution, such as
                                                          a  commercial  bank or
                                                          a recognized national
                                                          or regional securities
                                                          firm.


[GRAPH ICON] TAXES

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER.

Everyone's tax status is unique. We encourage you to consult your own tax adviser on the tax impact to you of investing in the Funds.

Each Fund customarily distributes to its shareholders substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. You receive a proportionate part of these distributions, depending on the percentage of each Fund's shares that you own. These distributions are required under federal tax laws governing mutual funds. It is the policy of each Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and each Fund's qualification as a regulated investment company, it is anticipated that none of the Funds will pay any federal income or excise taxes. Instead, each Fund will be accorded conduit or "pass through" treatment for federal income tax purposes.

However, unless you are (or your account is) exempt from income taxes, you must include all dividends and capital gain distributions paid to you by a Fund in your taxable income for federal, state and local income tax purposes. You also may realize capital gains or losses when you sell shares of a Fund at more or less than the price you originally paid. An exchange is treated as a sale, and is a taxable event. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the distributing Fund(s) or other INVESCO funds.

If you have not provided INVESCO with complete, correct tax information, the Funds are required by law to withhold 31% of your distributions and any money that you receive from the sale of shares of the Funds as a backup withholding tax.

We will provide you with detailed information every year about your dividends and capital gain distributions. Depending on the activity in your individual account, we may also be able to assist with cost basis figures for shares you sell.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY. DISTRIBUTIONS ARE TAXABLE WHETHER REINVESTED IN ADDITIONAL SHARES OR PAID TO YOU IN CASH (EXCEPT FOR TAX-EXEMPT ACCOUNTS).

The Funds earn ordinary or investment income from dividends and interest on their investments. The Funds expect to distribute substantially all of this investment income, less Fund expenses, to shareholders annually, with respect to Blue Chip Growth, Dynamics, Endeavor and Small Company Growth Funds, and quarterly, with respect to Growth & Income, S&P 500 Index and Value Equity Funds, or at such other times as the Funds may elect.

A Fund also realizes capital gains and losses when it sells securities in its portfolio for more or less than it paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), a Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in December.

Under present federal income tax laws, capital gains may be taxable at different rates, depending on how long a Fund has held the underlying investment. Short-term capital gains which are derived from the sale of assets held one year or less are taxed as ordinary income. Long-term capital gains which are derived from the sale of assets held for more than one year are taxed at the maximum capital gains rate, currently 20% for individuals.

Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless of how long you have held your shares. A Fund's NAV will drop by the amount of the distribution on the day the distribution is made. If you buy shares of a Fund just before a distribution, you may wind up "buying a dividend." This means that if the Fund makes a dividend or capital gain distribution shortly after you buy, you will receive some of your investment back as a taxable distribution. Most shareholders want to avoid this. And, if you sell your shares at a loss for tax purposes and purchase a substantially identical investment within 30 days before or after that sale, the transaction is usually considered a "wash sale" and you will not be able to claim a tax loss.

Dividends   and  capital   gain   distributions   paid  by  each  Fund  are
automatically reinvested in additional Fund shares at the NAV on the ex-dividend date, unless you choose to have them automatically reinvested in another INVESCO fund or paid to you by check or electronic funds transfer. If you choose to be paid by check, the minimum amount of the check must be at least $10; amounts less than that will be automatically reinvested. Dividends and other distributions, whether received in cash or reinvested in additional Fund shares, may be subject to federal income tax.

FINANCIAL HIGHLIGHTS
(For a Fund Share Outstanding Throughout Each Period)

The following information has been audited by PricewaterhouseCoopers LLP, independent accountants. This information should be read in conjunction with the audited financial statements and the Report of Independent Accountants thereon appearing in the Company's 1999 Annual Report to Shareholders. Both are available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus. The Annual Report also contains information about the Funds' performance.


                          PERIOD
                          ENDED
                          JULY 31                  YEAR ENDED AUGUST 31
----------------------------------------------------------------------------------------------

BLUE CHIP GROWTH FUND     1999(a)        1998        1997       1996        1995        1994

PER SHARE DATA                         $ 6.06      $ 5.44     $ 5.33      $ 5.34      $ 5.28
Net Asset Value
  Beginning of Period
----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT                 0.02        0.01       0.03        0.05        0.03
  OPERATIONS
Net Investment Income
Net Gains on Securities                0.69        1.39       0.95        0.49        0.11
  (Both Realized and
  Unrealized)
----------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT                  0.71        1.40       0.98        0.54        0.14
OPERATIONS
----------------------------------------------------------------------------------------------
Less Distributions
Dividends from Net                     0.02        0.01       0.03        0.05        0.03
  Investment Income(b)
Distributions from                     1.60        0.77       0.84        0.50        0.05
  Capital Gains
----------------------------------------------------------------------------------------------
Total Distributions                    1.62        0.78       0.87        0.55        0.08
----------------------------------------------------------------------------------------------
Net Asset Value  End of                $ 5.15      $ 6.06     $ 5.44      $ 5.33      $ 5.34
Period
==============================================================================================
TOTAL RETURN                           13.42%      28.14%     20.23%      12.05%      2.52%

RATIOS
Net Assets - End of Period             $747,739    $709,220   $596,726    $501,285    $488,411
 ($000 Omitted)
Ratio of Expenses to                   1.04%(c)    1.07%(c)   1.05%(c)    1.06%       1.03%
 Average Net Assets (b)
Ratio of Net Investment                0.37%       0.22%      0.64%       1.07%       0.47%
 Income to Average Net Assets
Portfolio Turnover Rate                153%        286%       207%        111%        63%

(a) For the period September 1, 1998 through July 31, 1999.
(b) Distributions  in excess of net investment  income for the year ended August
    31, 1995, aggregated less than $0.01 on a per share basis.
(c) Ratio is based on Total Expenses of the Fund, which is before any expense offset arrangements.

(For a Fund Share Outstanding Throughout Each Period)


                          PERIOD ENDED
                            JULY 31(a)                       YEAR ENDED APRIL 30
----------------------------------------------------------------------------------------------

DYNAMICS FUND             1999              1999       1998        1997       1996        1995

PER SHARE DATA
Net Asset Value                           $16.41     $12.02      $13.61     $11.38      $10.15
 Beginning of Period
----------------------------------------------------------------------------------------------
INCOME FROM
 INVESTMENT OPERATIONS
Net Investment                              0.00      (0.05)      (0.04)      0.02        0.03
 Income (Loss)(b)
Net Gains or Losses
 on Securities
 (Both Realized                             3.04       6.39       (0.19)      3.94        1.34
 and Unrealized)
----------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT                       3.04       6.34       (0.23)      3.96        1.37
   OPERATIONS
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net                          0.00       0.00        0.00       0.02        0.03
 Investment Income(c)
Distributions from                          1.30       1.95        1.36       1.71        0.11
 Capital Gains
----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                         1.30       1.95        1.36       1.73        0.14
----------------------------------------------------------------------------------------------
Net Asset Value -                         $18.15     $16.41      $12.02     $13.61      $11.38
 End of Period
==============================================================================================
TOTAL RETURN                               20.83%     56.42%      (2.34%)    36.32%     13.57%
RATIOS
Net Assets - End of Period
 ($000 Omitted)                       $2,044,321  $1,340,299   $762,396   $778,416    $421,600
Ratio of Expenses to
 Average Net Assets                     1.05%(d)    1.08%(d)   1.16%(d)   1.14%(d)    1.20%(e)
Ratio of Net
 Investment Income
 (Loss) to Average                       (0.41%)     (0.43%)    (0.31%)      0.16%    0.33%(e)
 Net Assets
Portfolio Turnover Rate                     129%        178%       204%       196%     176%


(a) For the period May 1, 1999 through July 31, 1999.
(b) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the year ended April 30, 1999.
(c) Distributions  in excess of net investment  income for the year ended April
    30, 1996, aggregated less than $0.01 on a per share basis.
(d) Ratio is based on Total Expenses of the Fund, which is before any expense offset arrangements.
(e) Various expenses of the Fund were voluntarily absorbed by IFG for the year ended April 30, 1995. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.22% and ratio of net investment income to average net assets would have been 0.31%.

(For a Fund Share Outstanding Throughout Each Period)



                                    PERIOD ENDED               PERIOD ENDED
                                    JULY 31, 1999(a)           APRIL 30, 1999(b)
--------------------------------------------------------------------------------
ENDEAVOR FUND
PER SHARE DATA                                                   $10.00
Net Asset Value - Beginning of
 Period
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS                                (0.03)
Net Investment Loss
Net Loss on Securities (Both                                      6.35
 Realized and Unrealized)
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                  6.32
--------------------------------------------------------------------------------
Net Asset Value  End of Period                                  $16.32
================================================================================

TOTAL RETURN                                                     63.20%(c)

RATIOS
Net Assets - End of Period ($000                                $72,592
 Omitted)
Ratio of Expenses to Average Net                                  1.43%(e)
 Assets(d)
Ratio of Net Investment Loss to                                  (0.55%)(e)
 Average Net Assets
Portfolio Turnover Rate                                            107%(e)

(a) For the period May 1, 1999 through July 31, 1999.
(b) From October 28, 1998, commencement of investment operations, to April 30, 1999.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Fund, which is before any expense offset arrangements.
(e) Annualized

(For a Fund Share Outstanding Throughout Each Period)

                                    PERIOD ENDED               PERIOD ENDED
                                    JULY 31, 1999(a)           APRIL 30, 1999(b)
--------------------------------------------------------------------------------
GROWTH & INCOME FUND
PER SHARE DATA                                                 $10.00
Net Asset Value - Beginning of
 Period
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS

Net Investment Loss (c)                                         0.00
Net Gains on Securities (Both                                   5.22
 Realized and Unrealized)
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                5.22
--------------------------------------------------------------------------------
Less Distributions
Distributions from Capital Gains                                0.68
--------------------------------------------------------------------------------
Net Asset Value - End of Period                                $14.54
================================================================================

TOTAL RETURN                                                   53.07%(d)
RATIOS                                                         $53,994
Net Assets - End of Period ($000
 Omitted)
Ratio of Expenses to Average Net Assets (e) (f)                 1.52%(g)
Ratio of Net Investment Loss to Average
 Net Assets (f)                                                (0.25%)(g)
Portfolio Turnover Rate                                         121%(d)

(a) For the period May 1, 1999 through July 31, 1999.
(b) From July 1, 1998, commencement of investment operations, to April 30, 1999.
(c) Net Investment Loss aggregated less than $0.01 on a per share basis for the period ended April 30, 1999.
(d) Based on operations for the period shown and, accordingly, are not representative of a full year.
(e) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.
(f) Various expenses of the Fund were voluntarily absorbed by INVESCO for the period ended April 30, 1999. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.71%(annulaized) and the ratio of net investment income to average net assets would have been (0.44%) (annualized).
(g) Annualized

(For a Fund Share Outstanding Throughout Each Period)




                              PERIOD
                              ENDED
                              JULY 31                              YEAR ENDED MAY 31
---------------------------------------------------------------------------------------------------------

                              1999(a)            1999        1998        1997        1996       1995
SMALL COMPANY GROWTH FUND
PER SHARE DATA                                   $11.90      $12.82      $14.38       $9.37     $11.40
Net Asset Value -
 Beginning of Period
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS
Net Investment Income                            0.00        (0.06)      (0.07)      (0.06)      0.04
 (Loss)(b)
Net Gains or (Losses) on                         1.35        2.56        (0.96)      5.25        0.46
 Securities (Both
 Realized and Unrealized)
---------------------------------------------------------------------------------------------------------
TOTAL FROM  INVESTMENT                           1.35        2.50        (1.03)      5.19        0.50
OPERATIONS
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net                               0.00        0.00        0.00        0.00        0.04
 Investment Income
Distributions from                               1.17        3.42        0.53        0.18        2.49
 Capital Gains
---------------------------------------------------------------------------------------------------------
Total Distributions                              1.17        3.42        0.53        0.18        2.53
---------------------------------------------------------------------------------------------------------
Net Asset Value - End of                         $12.08      $11.90      $12.82      $14.38      $9.37
 Period
=========================================================================================================
TOTAL RETURN                                     12.91%      22.65%      (7.08)      55.78%      4.98%
RATIOS
Net Assets - End of Period                       $318,109    $272,619    $294,259    $370,029    $153,727
 ($000 Omitted)
Ratio of Expenses to                             1.51%(d)    1.48%(d)    1.52%(d)    1.48%(d     1.49%
 Average Net Assets(c)
Ratio of Net Investment Income                   (0.58%)     (0.42%)     (0.55%)     (0.78%)     0.41%
 (Loss) to Average Net Assets
Portfolio Turnover Rate                          203%        158%        216%        221%        228%


(a) For the period June 1, 1999 through July 31, 1999.
(b) Net investment income (loss) for the year ended May 31, 1999 aggregated less than $0.01 on a per share basis.
(c) Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended May 31, 1999, 1997 and 1995. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.59%, 1.54% and 1.52%, respectively, and ratio of net investment income(loss) to average net assets would have been (0.66%), (0.57%) and 0.38%, respectively.
(d) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements.

(For a Fund Share Outstanding Throughout Each Period)

                       YEAR ENDED JULY 31, 1999   PERIOD ENDED JULY 31, 1998(a)
--------------------------------------------------------------------------------
                                        CLASS II                       CLASS II
S&P 500 INDEX FUND  CLASS II
PER SHARE DATA                                                $10.00
Net Asset Value -
 Beginning of Period
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS
Net Investment Income                                         0.07
Net Gains on Securities                                       2.14
(Both Realized and Unrealized)
--------------------------------------------------------------------------------
Total from Investment                                         2.21
 Operations
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM                                       0.07
 NET INVESTMENT INCOME
--------------------------------------------------------------------------------
Net Asset Value - End of                                      $12.14
 Period
================================================================================

TOTAL RETURN(b)                                               22.11%(c)
RATIOS
Net Assets - End of Period ($000 Omitted)                     $15,065
Ratio of Expenses to
 Average Net Assets(d)(e)                                     0.62%(f)
Ratio of Net Investment
 Income to Average Net Assets (e)                             1.52%(f)
Portfolio Turnover Rate                                       0%(c)(g)

(a) From December 23, 1997, commencement of investment operations, to July 31, 1998.
(b) The applicable redemption fees are not included in the Total Return calculation.
(c) Based on operations for the period shown and, accordingly, are not representative of a full year.
(d) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.
(e) Various expenses of the Fund were voluntarily absorbed by INVESCO for the period ended July 31, 1998. If such expenses had not been voluntarily absorbed, Ratio of Expenses to Average Net Assets would have been 1.71%(annualized) and Ratio of Net Investment Income (Loss) to Average Net Assets would have been 0.42% (annualized).
(f) Annualized.
(g) Portfolio Turnover Rate calculated to less than 0.10% for the period ended July 31, 1998.

(For a Fund Share Outstanding Throughout Each Period)

                        PERIOD
                        ENDED
                        JULY 31                    YEAR ENDED AUGUST 31
-----------------------------------------------------------------------------------------

                         1999       1998        1997        1996       1995        1994
VALUE EQUITY FUND
PER SHARE DATA
-----------------------------------------------------------------------------------------
Net Asset Value -                 $28.30      $22.24      $19.53     $18.12      $17.79
 Beginning of Period
-----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS
Net Investment Income             0.26        0.35        0.35       0.39        0.36
Net Gains or (Losses)             (0.43)      6.62        3.09       2.58        1.20
 on Securities (Both
 Realized and Unrealized)
-----------------------------------------------------------------------------------------
TOTAL FROM  INVESTMENT            (0.17)      6.97        3.44       2.97        1.56
OPERATIONS
-----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net                0.26        0.35        0.35       0.39        0.31
 Investment Income
In Excess of Net                  0.00        0.00        0.00       0.00        0.04
 Investment Income(c)
Distributions from                2.19        0.56        0.38       1.17        0.88
 Capital Gains
-----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS               2.45        0.91        0.73       1.56        1.23
-----------------------------------------------------------------------------------------
Net Asset Value - End of          $25.68      $28.30      $22.24     $19.53      $18.12
Period
=========================================================================================
TOTAL RETURN                      (1.06%)     32.04%      17.77%     17.84%      9.09%
RATIOS
Net Assets - End of               $349,984    $369,766    $200,046   $153,171    $111,850
 Period ($000 Omitted)
Ratio of Expenses to              1.15%(b)    1.04%(b)    1.01%(b)   0.97%       1.01%
 Average Net Assets(a)
Ratio of Net Investment           0.86%       1.35%       1.64%      2.17%       1.80%
 Income to Average Net
 Assets(a)
Portfolio Turnover Rate           48%         37%         27%        34%         53%


(a) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements.
(b) Various expenses of the Fund were voluntarily absorbed by INVESCO for the year ended August 31, 1998. If such expenses had not been voluntarily absorbed, the Ratio of Expenses to Average Net Assets would have been 1.19%, and the Ratio of Net Investment Income to Average Net
    Assets would have been 0.82%.
(c) Distributions  of Excess of Net Investment  Income for the year ended August
    31, 1998, aggregated less than $0.01 on a per share basis.


August 31, 1999
INVESCO STOCK FUNDS, INC.
 INVESCO BLUE CHIP GROWTH FUND
 INVESCO DYNAMICS FUND
 INVESCO ENDEAVOR FUND
 INVESCO GROWTH & INCOME  FUND
 INVESCO SMALL  COMPANY  GROWTH FUND
 INVESCO S&P 500 INDEX FUND - CLASS II
 INVESCO VALUE EQUITY FUND

You may obtain additional information about the Funds from several sources:

FINANCIAL   REPORTS.   Although  this   Prospectus   describes  the  Funds'
anticipated investments and operations, the Funds also prepare annual and semiannual reports that detail the Funds' actual investments at the report date. These reports include discussion of each Fund's recent performance, as well as market and general economic trends affecting each Fund's performance. The annual report also includes the report of the Funds' independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated August 31, 1999 is a supplement to this Prospectus and has detailed information about the Funds and their investment policies and practices. A current SAI for the Funds is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Funds may be accessed through the INVESCO Web site at www.invesco.com. In addition, the Prospectus, annual report, semiannual report and SAI of the Funds are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current annual report, semiannual report or SAI, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. Information on the Public Reference Section can be obtained by calling 1-800-SEC-0330. The SEC file numbers for the Funds are 811-1474 and 002-26125.












811-1474

PROSPECTUS | AUGUST 31, 1999
-------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (TM)
-------------------------------------------------------------------------------
 INVESCO STOCK  FUNDS, INC.

 INVESCO S&P 500 INDEX FUND -- CLASS I

 A NO-LOAD MUTUAL FUND SEEKING LONG-TERM CAPITAL APPRECIATION.

 TABLE OF CONTENTS

 Investment Goals And Strategies......................33
 Fund Performance.....................................34
 Fees And Expenses....................................34
 Investment Risks.....................................35
 Risks Associated With Particular Investments.........36
 Temporary Defensive Positions........................38
 Fund Management......................................38
 Portfolio Managers...................................38
 Potential Rewards....................................39
 Share Price..........................................39
 How To Buy Shares....................................40
 Your Account Services................................42
 How To Sell Shares...................................43
 Taxes................................................45
 Dividends And Capital Gain Distributions.............45
 Financial Highlights.................................47



                             [INVESCO ICON]
                                INVESCO

The Securities and Exchange Commission has not approved or disapproved the shares of the Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]             Investment Objectives & Strategies

[ARROW ICON]           Potential Investment Risks

[GRAPH ICON]           Past Performance & Potential Advantages

[INVESCO ICON]         Working With INVESCO

-------------------------------------------------------------------------------
[KEY ICON] INVESTMENT GOALS AND STRATEGIES

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Fund. Together with our affiliated companies, we at INVESCO control all aspects of the management and sale of the Fund.

The Fund seeks price performance and income comparable to the Standard & Poor's 500 Composite Stock Price Index ("S&P 500" or "Index"). The Fund invests in the stocks that make up the Index, in approximately the same proportions. The Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders or the general public regarding the advisibility of investing in the Fund or the ability of the S&P 500 to track general stock performance. S&P has no direct relationship with the Fund other than the licensing of certain trademarks and trade names of S&P and the S&P 500 Index which is composed by S&P without regard to the Fund. S&P is not involved in the determination of the prices and amount of the securities bought by the Fund, the sale of Fund shares or the calculation of the equation by which Fund shares are to be converted in cash.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 or any data included therein and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Company, shareholders of the Fund or any other person or entity from the use of the S&P 500 or any data included therein. S&P makes no express or implied warranty, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.


[ARROW ICON] The Fund is not actively managed; instead, the Fund seeks to track the performance of the S&P 500. Therefore, when the S&P 500 drops, the value of shares of the Fund drops accordingly. The Fund makes no effort to hedge against price movements in the S&P 500. Due to purchases and sales of portfolio securities to meet investor purchases and redemptions, the Fund will not have a 100% correlation to the performance of the performance of the Index. However, under normal circumstances, the Fund expects to have at least a 95% correlation to the composition of the S&P 500.

[GRAPH ICON] FUND PERFORMANCE

The bar chart below shows the Fund's actual yearly performance for the years ended December 31 (commonly known as its "total return") over the past decade. The Fund charges no sales loads that would affect total return computation. However, total return computation may be affected as a result of the redemption or exchange fee retained by the Fund to offset transactions costs and other expenses associated with short-term redemptions and exchanges. A 1% fee is charged on redemptions or exchanges of shares held three months or less. The table below shows average annual returns for various periods ended December 31, 1998 for the Fund compared to the ____________ Index. The information in the chart and table illustrates the variability of the Fund's returns and how its performance compared to a broad measure of market performance. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the year to year performance of the Fund. Remember, past performance does not indicate how the Fund will perform in the future.1

   [INSERT FUND PERFORMANCE]

FEES AND EXPENSES

SHAREHOLDER  FEES PAID  DIRECTLY  FROM YOUR ACCOUNT

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

         Shareholder Fees (fees paid directly from your investment)

            Redemption Fee (as a percentage of amount redeemed)      1.00%*

* The Fund retains a fee to offset transaction costs and other expenses associated with short-term redemptions and exchanges from the Fund. A 1% fee shall be imposed on redemptions or exchanges held three months or less. This fee may be waived at the discretion of INVESCO.



ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

S&P 500 INDEX FUND -- CLASS I
  Management Fees                                   ___%
  Distribution and Service (12b-1) Fees             None
  Other Expenses(1)(2)                             ____%
  Total Annual Fund Operating                      ____%
  Expenses(1)(2)(3)


(1)The Fund's Actual Total Annual Fund Operating Expenses were lower than the figures shown, because its ______________________________ fees were reduced under expense offset arrangements. Because of an SEC requirement, the figures shown do not reflect these reductions.

(2)The expense information presented in the table has been restated to reflect a change in the administrative services fee.

(3)Certain expenses of the Fund are being absorbed by INVESCO pursuant to a commitment to the Fund. After absorption, the Fund's "Other Expenses" and "Total Annual Fund Operating Expenses" were ____% and ____%, respectively. This commitment may be changed at any time following consultation with the board of directors.

INVESCO has agreed to voluntarily  absorb certain expenses of S&P 500 Index
Fund Class I so that the Fund's total operating expenses (excluding excess Amounts that have been offset by the expense offset arrangements described above) do not exceed 0.35% of the Fund's average net assets (0.30% prior to May 13, 1999. This commitment may be changed at any time following consultation with the board of directors.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in the Fund for the time periods indicated and redeemed all of your shares at the end of each period. The Example also assumes that your investment had a hypothetical 5% return each year, and assumes that the Fund's expenses remained the same. Although the Fund's actual costs and performance may be higher or lower, based on these assumptions your costs would have been:

                             1 year    3 years    5 years 10 years

                             $-----    $-----     $-----  $-----



[ARROW ICON]  INVESTMENT RISKS

BEFORE INVESTING IN THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including the Fund, are:

NOT INSURED. Mutual funds are not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE  LOSS  OF  INVESTMENT.   A  mutual  fund  cannot   guarantee  its
performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of your mutual fund shares will increase or decrease with changes in the value of the Fund's underlying investments.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Fund is designed to be only a part of your personal investment plan.

YEAR 2000. Many computer systems in use today may not be able to recognize any date after December 31, 1999. If these systems are not fixed by that date, it is possible that they could generate erroneous information or fail altogether. INVESCO has committed substantial resources in an effort to make sure that its own major computer systems will continue to function on and after January 1, 2000. Of course, INVESCO cannot fix systems that are beyond its control. If INVESCO's own systems, or the systems of third parties upon which it relies, do not perform properly after December 31, 1999, the Fund could be adversely affected.

In addition, the markets for, or values of, securities in which the Fund invests may possibly be hurt by computer failures affecting portfolio investments or trading of securities beginning January 1, 2000. For example, improperly functioning computer systems could result in securities trade settlement problems and liquidity issues, production issues for individual companies and overall economic uncertainties. Individual issuers may incur increased costs in making their own systems Year 2000 compliant. The combination of market uncertainty and increased costs means that there is a possibility that Year 2000 computer issues may adversely affect the Fund's investments. At this time, it is generally believed that foreign issuers, particularly those in emerging and other markets, may be more vulnerable to Year 2000 problems than will be issuers in the U.S.




[ARROW ICON]  RISKS ASSOCIATED WITH PARTICULAR INVESTMENTS

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of your Fund's investments. Certain stocks included in the Fund's portfolio may decline in value more than the overall stock market.

LIQUIDITY RISK
The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security.

DERIVATIVES RISK
A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk.

OPTIONS AND FUTURES RISK
Options and futures are common types of derivatives that the Fund may occasionally use to hedge its investments. An option is the right to buy or sell a security or other instrument, index or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index or commodity at a specific price on a specific date.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete that transaction with the Fund.

-------------------------------------------------------------------
Investment                                      Risks
-------------------------------------------------------------------
FUTURES
 A futures contract is an agreement to       Market, Liquidity and
 buy or sell a specific amount of a          Options and Futures
 financial instrument (such as an index      Risks
 option) at a stated price on a stated
 date.  The Fund may use futures
 contracts to provide liquidity and to
 hedge portfolio value.
-------------------------------------------------------------------
OPTIONS
 The obligation or right to deliver or       Credit, Information,
 recieve a security or other instrument,     Liquidity and Options
 index or commodity, or cash payment         and Futures Risks
 depending on the price of the underlying
 security or the performance of an index
 or other benchmark.  Includes options on
 specific securities and stock indices,
 and options on stock index futures.  May
 be used in the Fund's portfolio to
 provide liquidity and hedge portfolio
 value.
-------------------------------------------------------------------

[ARROW ICON]  TEMPORARY DEFENSIVE POSITIONS

When  securities   markets  or  economic   conditions  are  unfavorable  or
unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid such as high quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.


[INVESCO ICON]  FUND MANAGEMENT

INVESTMENT ADVISER

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $___ BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Fund. INVESCO was founded in 1932 and manages over $_____ billion for more than _______ shareholders of 43 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Fund, including administration and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

World Asset Management ("World"), located at 255 Brown Street Centre, 2nd Floor, Birmingham, Michigan, is the sub-adviser to the Fund. A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI") is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC. World is a general partnership organized by Munder Capital Management.

The Fund paid $____________ in advisory fees to INVESCO for its advisory services in the period May 1, 1999 through July 31, 1999:


[INVESCO ICON]  PORTFOLIO MANAGERS

The Fund is managed by a team of World portfolio managers that is collectively responsible for the investment decisions relating to the Fund.

[INVESCO ICON]  POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT
PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUND FOR SHORT-TERM TRADING PURPOSES.

The Fund is offered only to institutional investors and qualified retirement plans. The Fund offers shareholders the potential to increase the value of their capital over time. Like most mutual funds, the Fund seeks price performance and income comparable to the Standard & Poor's 500 Composite Stock Price Index, but cannot guarantee that performance. The Fund seeks to minimize risk by tracking general stock performance.

SUITABILITY FOR INVESTORS

Only you can determine if an investment in the Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Fund is most suitable for investors who:
o are willing to grow their capital over the long term
  (at least five years).
o understand  that  shares of the Fund can,  and likely
  will, have significant price fluctuations.
o are investing tax-deferred retirement accounts,  such as traditional and
  Roth   Individual  Retirement    Accounts    ("IRAs"),    as   well   as
  employer-sponsored qualified retirement plans, including 401(k)s and 403(b)s, all of which have longer investment horizons.
You probably do not want to invest in the Fund if you are:
o primarily seeking current dividend income.
o unwilling to accept potentially significant changes in the price of Fund shares.
o speculating on short-term fluctuations in the stock markets.


[INVESCO ICON]  SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS + ACCRUED INTEREST AND DIVIDENDS - FUND DEBTS, INCLUDING ACCRUED EXPENSES/ NUMBER OF SHARES = YOUR SHARE PRICE (NAV).

The value of your Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of trading on that exchange (normally 4:00 p.m. New York time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which, generally, is on weekends and national holidays in the U.S.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

All purchases, sales and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you to purchase, redeem or exchange shares of the Fund. Your instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO hears from you after that time, your instructions will be processed at the NAV calculated at the end of the next day that the NYSE is open.

[INVESCO ICON]  HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY 4:00 P.M. EASTERN TIME.

This  Fund  is  offered  only  to  insitutional   investors  and  qualified
retirement plans. This Fund is not available to retail investors.

The following chart shows several convenient ways to invest in the Fund. There is no charge to invest when you make transactions directly through INVESCO. There is generally no charge to exchange or redeem shares when you do so directly through INVESCO. However, upon a redemption or an exchange of shares held three months or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 1% of the current net asset value of the shares being exchanged will be assessed and retained by the Fund for the benefit of the remaining shareholders. If you invest in the Fund through a securities broker, you may be charged a commission or transaction fee for either purchases or sales of Fund shares. For all new accounts, please send a completed application form, and specify the fund or funds you wish to purchase.

INVESCO reserves the right to increase, reduce or waive the Fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of the Fund's shareholders. INVESCO also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange.

MINIMUM INITIAL INVESTMENT. $250,000.

MINIMUM SUBSEQUENT INVESTMENT. $25,000.

EXCHANGE POLICY. You may exchange your shares in the Fund for those in another INVESCO mutual fund on the basis of their respective NAVs at the time of the exchange.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

We have the following policies governing exchanges:

o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o You may make up to four exchanges out of the Fund per year.
o The Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy, in the best interests of the Fund and its shareholders. Notice of all such modifications or termination that affect all shareholders of the Fund will be given at least 60 days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under
  Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the fund into which you wish to exchange are temporarily stopped.

REDEMPTION FEE . If you exchange shares of the Fund after holding them three months or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 1% of the current net asset value of the shares being exchanged will be assessed and retained by the Fund for the benefit of the remaining shareholders. This fee is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemptions, and to facilitate portfolio management. This fee may be waived at the discretion of INVESCO. This fee is not a deferred sales charge, is not a commission paid to INVESCO and does not benefit INVESCO in any way. The fee applies to redemptions from the Fund and exchanges into any of the other no-load mutual funds which are also advised by INVESCO and distributed by IDI. The Fund will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account. If your holding period is less than three months, the redemption/exchange fee will be assessed on the current net asset value of those shares.

Please remember that if you pay by check or wire and your funds do not clear, you will be responsible for any related loss to the Fund or INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).


Method                     Investment Minimum             Please Remember
-------------------------------------------------------------------------------
BY CHECK                   $250,000 for
Mail to:                   regular accounts;
INVESCO Funds Group,       $25,000 minimum
Inc.,                      for each sub
P.O. Box 173706,           sequent investment.
Denver, CO 80217-3706.
You may send your check
by overnight courier to:
7800 E. Union Ave.
Denver, CO 80237.
-------------------------------------------------------------------------------
BY TELEPHONE OR WIRE       $250,000; $25,000             Payment must be
Call 1-800-525-8085 to     minimum for each              received within 3
request your purchase.     subsequent investment.        business days, or the
Then send your check                                     transaction may be
by overnight courier                                     cancelled.
to our street address:
7800 E.Union Ave.,
Denver, CO 80237. Or you
may send your payment by
bank wire (call INVESCO
for instructions).

Method                     Investment Minimum            Please Remember
-------------------------------------------------------------------------------
BY TELEPHONE WITH ACH       $50.
Call 1-800-525-8085 to      You must fulfill
request your pur chase.     the minimum
INVESCO will move money     initial investment
from your designated        requirements
bank/credit union check     before using this
ing or savings account      option
in order to purchase
shares, upon your
telephone  instructions,
whenever your wish.
-------------------------------------------------------------------------------
REGULAR INVESTING WITH      Not available to             Like all regular
EASIVEST OR DIRECT          Class I purchasers           investment plans,
PAYROLL PURCHASE            or shareholders.             neither EasiVest nor
You may enroll on your                                   Direct Payroll Purchase
fund application,                                        ensures a profit
or call us for a                                         or protects against
separate form and                                        loss in a falling
more details.                                            market. Because you'll
Investing the same                                       invest continually,
amount on a monthly                                      regardless of varying
basis allows you to                                      price levels,
buy more shares when                                     consider your financial
prices are low and                                       ability to keep
fewer shares when                                        buying through low
prices are high.  This                                   price levels. And
"dollar cost averaging"                                  remember that you will
may help offset market                                   lose money if you
fluctuations.  Over                                      redeem your shares
a period of time, your                                   when the market value
average cost per share                                   of all your shares is
may be less than the                                     less than their cost.
actual average price
per share.
-------------------------------------------------------------------------------
BY PAL(R)                   $25,000                      Be sure to write down
Your "Personal Account                                   the confirma tion
Line" is available                                       number provided by
for subsequent                                           PAL(R). Pay ment must
purchases and exchanges                                  be received within 3
24 hours a day.                                          business days, or the
Simply call                                              transaction may be
1-800-525-8085.                                          cancelled.

-------------------------------------------------------------------------------
BY EXCHANGE                 $250,000 to open a           See "Exchange Policy."
Between two INVESCO         new account;
funds. Call                 $50,000 for
1-800-525-8085 for          written requests
prospectuses of             to purchase
other INVESCO funds.        additional shares.
Exchanges                   (The exchange mini
may be made by phone or     mum is $1,000 for
at our                      exchanges
Web site at                 requested by
www.invesco.com. You        telephone.)
may also establish an
automatic
monthly exchange service
between
two INVESCO funds; call
us for further details
and the correct form.

[INVESCO ICON]  YOUR ACCOUNT SERVICES

INVESCO PROVIDES YOU WITH SERVICES DESIGNED TO MAKE IT SIMPLE FOR YOU TO BUY, SELL OR EXCHANGE YOUR SHARES OF ANY INVESCO MUTUAL FUND.

SHAREHOLDER ACCOUNTS. INVESCO maintains your share account, which contains your current Fund holdings. The Fund does not issue share certificates.

QUARTERLY INVESTMENT SUMMARIES. Each calendar quarter, you receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of your INVESCO funds.

TRANSACTION CONFIRMATIONS. You receive detailed confirmations of individual purchases, exchanges and sales. If you choose certain recurring transaction plans (for instance, EasiVest), your transactions are confirmed on your quarterly Investment Summaries.

YOU CAN CONDUCT MOST TRANSACTIONS AND CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT OUR WEB SITE, WWW.INVESCO.COM.

TELEPHONE TRANSACTIONS. You may buy, exchange and sell Fund shares by telephone, unless you specifically decline these privileges when you fill out the INVESCO new account application.

Unless you decline the telephone transaction privileges,  when you fill out and sign the new  account  Application,  a Telephone  Transaction  Authorization
Form, or use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you. In general, if INVESCO has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, INVESCO is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

IRAS AND OTHER RETIREMENT PLANS. Shares of any INVESCO mutual fund may be purchased for IRAs and many other types of tax-deferred retirement plans. Please call INVESCO for information and forms to establish or transfer your existing retirement plan or account.


[INVESCO ICON]  HOW TO SELL SHARES

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

The following chart shows several convenient ways to sell your Fund shares. Shares of the Fund may be sold at any time at the next NAV calculated after your request to sell in proper form is received by INVESCO. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss. While INVESCO attempts to process telephone redemptions promptly, there may be times particularly in periods of severe economic or market disruption - when you may experience delays in redeeming shares by phone.

INVESCO usually mails you the proceeds from the sale of fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to 15 days.

REDEMPTION FEE. If you exchange or redeem shares of the Fund after holding them three months or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 1% of the current net asset value of the shares being exchanged or redeemed will be assessed and retained by the Fund for the benefit of the remaining shareholders. This fee is intended to encourage long-term investment in the Fund, to avoid transactions and other expenses caused by early redemptions, and to facilitate portfolio management. This fee may be waived at the discretion of INVESCO. This fee is not a deferred sales charge, is not a commission paid to INVESCO, and does not benefit INVESCO in any way. The fee applies to redemptions from the Fund and exchanges into any of the other no-load mutual funds which are also advised by INVESCO and distributed by IDI. The Fund will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account. If your holding period is less than three months, the redemption/exchange fee will be assessed on the current net asset value of those shares.



METHOD                      INVESTMENT MINIMUM           PLEASE REMEMBER
-------------------------------------------------------------------------------
BY TELEPHONE                $1,000 (or, if less,         INVESCO's telephone
Call us toll-free at:       full liquidation of          redemption privileges
1-800-825-8085              the account) for a           may be modified or
                            redemption check;            terminated in the
                            $1,000 for a wire to         future at INVESCO's
                            your bank of record.         discretion.
-------------------------------------------------------------------------------

IN WRITING                  Any amount. The
Mail your request to        redemption request
INVESCO Funds Group,        must be signed by all
Inc., P.O. Box              registered account
173706, Denver, CO          owners. Payment will
80217-3706. You may         be mailed to your
also send your              address as it appears
request by overnight        on INVESCO's
courier to 7800 E.          records, or to a
Union Ave.,                 bank designated by you
Denver, CO 80237.           in  writing.

-------------------------------------------------------------------------------

BY TELEPHONE WITH ACH       $50.
Call 1-800-525-8085
to request your
redemption.  INVESCO
will automatically
pay the proceeds into
your designated bank
account.
-------------------------------------------------------------------------------

BY EXCHANGE                 $250,000 to open a           See "Exchange Policy."
Between two INVESCO         new account; $1,000
funds. Call                 to open a new account
1-800-525-8085 for          in the other INVESCO
prospectuses of other       funds; $1,000 for
INVESCO funds.              written requests to
Exchanges may be made       purchase additional
by phone or at our          shares for an
Web site at                 existing account.
www.invesco.com. You        (The exchange
may also establish an       minimum  is $250 for
automatic monthly           exchanges requested
exchange service            by telephone.)
between two INVESCO
funds; call us for
further details and
the correct form.
-------------------------------------------------------------------------------

METHOD                      INVESTMENT MINIMUM           PLEASE REMEMBER
-------------------------------------------------------------------------------
PERIODIC WITHDRAWAL         This option is not .
PLAN                        available to
You may call us to          shareholders of the
request the                 Fund.
appropriate form and
more information at
1-800-525-8085.

-------------------------------------------------------------------------------
PAYMENT TO THIRD            Any amount.                  All registered
PARTY                                                    account owners must
Mail your request to                                     sign the request,
INVESCO                                                  with signature
Funds Group, Inc.,                                       guarantees from an
P.O. Box                                                 eligible guarantor
173706, Denver, CO                                       financial institution,
80217-3706.                                              such as a  commercial
                                                         bank or a  recognized
                                                         national  or   regional
                                                         securities firm.



[GRAPH ICON]  TAXES

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER.

Everyone's tax status is unique. We encourage you to consult your own tax adviser on the tax impact to you of investing in the Fund.

The Fund customarily  distributes to its shareholders  substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. You receive a proportionate part of these distributions, depending on the percentage of the Fund's shares that you own. These distributions are required under federal tax laws governing mutual funds. It is the policy of the Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and the Fund's qualification as a regulated investment company, it is anticipated that the Fund will not pay any federal income or excise taxes. Instead, the Fund will be accorded conduit or "pass through" treatment for federal income tax purposes.

However, unless you are (or your account is) exempt from income taxes, you must include all dividends and capital gain distributions paid to you by the Fund in your taxable income for federal, state and local income tax purposes. You also may realize capital gains or losses when you sell shares of the Fund at more or less than the price you originally paid. An exchange is treated as a sale, and is a taxable event. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the distributing Fund or other INVESCO funds.

If you have not provided INVESCO with complete, correct tax information, the Fund is required by law to withhold 31% of your distributions and any money that you receive from the sale of shares of the Fund as a backup withholding tax.

We will provide you with detailed information every year about your dividends and capital gain distributions. Depending on the activity in your individual account, we may also be able to assist with cost basis figures for shares you sell.


[GRAPH ICON]  DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund earns ordinary or investment income from dividends and interest on its investments. The Fund expects to distribute substantially all of this investment income, less Fund expenses, to shareholders quarterly, or at such other times as the Fund may elect.

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY. DISTRIBUTIONS ARE TAXABLE WHETHER REINVESTED IN ADDITIONAL SHARES OR PAID TO YOU IN CASH (EXCEPT FOR TAX-EXEMPT ACCOUNTS). TAX-EXEMPT ACCOUNTS)

The Fund also realizes capital gains and losses when it sells securities in its portfolio for more or less than it paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in December.

Under present federal income tax laws, capital gains may be taxable at different rates, depending on how long the Fund has held the underlying investment. Short-term capital gains which are derived from the sale of assets held one year or less are taxed as ordinary income. Long-term capital gains which are derived from the sale of assets held for more than one year are taxed at the maximum capital gains rate, currently 20% for individuals. Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless of how long you have held your shares. The Fund's NAV will drop by the amount of the distribution on the day the distribution is made. If you buy shares of the Fund just before a distribution, you may wind up "buying a dividend." This means that if the Fund makes a dividend or capital gain distribution shortly after you buy, you will receive some of your investment back as a taxable distribution. Most shareholders want to avoid this. And, if you sell your shares at a loss for tax purposes and purchase a substantially identical investment within 30 days before or after that sale, the transaction is usually considered a "wash sale" and you will not be able to claim a tax loss.

Dividends and capital gain distributions paid by the Fund are automatically reinvested in additional Fund shares at the NAV on the ex-dividend date, unless you choose to have them automatically reinvested in another INVESCO fund or paid to you by check or electronic funds transfer. If you choose to be paid by check, the minimum amount of the check must be at least $10; amounts less than that will be automatically reinvested. Dividends and other distributions, whether received in cash or reinvested in additional Fund shares, may be subject to federal income tax.

FINANCIAL HIGHLIGHTS

(For a Fund Share Outstanding Throughout Each Period)

The following information has been audited by PricewaterhouseCoopers LLP, independent accountants. This information should be read in conjunction with the audited financial statements and the Report of Independent Accountants thereon appearing in the Company's 1999 Annual Report to Shareholders. Both are available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus. The Annual Report also contains information about the Fund's performance



                                      YEAR ENDED          PERIOD ENDED
                                    JULY 31, 1999         JULY 31, 1998(A)
-------------------------------------------------------------------------------

S&P 500 INDEX -- CLASS I                                  Class I
PER SHARE DATA
Net Asset Value   Beginning of
Period                                                    $10.00
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS

Net Investment Income                                     0.11

Net Gains on Securities (Both                             1.98
Realized and Unrealized)
-------------------------------------------------------------------------------
TOTAL FROM  INVESTMENT  OPERATIONS                        2.09
-------------------------------------------------------------------------------
Less Distributions from Net
Investment Income                                         0.08
-------------------------------------------------------------------------------
Net Asset ValueEnd of Period                              $12.01
===============================================================================

TOTAL RETURN(b)                                           20.93%(c)

RATIOS

Net Assets   End of Period ($000
Omitted)                                                  $3,259

Ratio of Expenses to Average Net
Assets(d) (e)                                             0.46%(f)

Ratio of Net Investment Income to
Average Net Assets (e)                                    1.96%(f)

Portfolio Turnover Rate                                   0%(c)(g)

(a) From December 23, 1997, commencement of operations, to July 31, 1998. (b) The applicable redemption fees are not included in the Total Return calculation.
(c) Based on operations for the period shown and, accordingly, are not representative of a full year.
(d) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.
(e) Various expenses of the Fund were voluntarily absorbed by INVESCO for the periods ended July 31, 1998. If such expenses had not been voluntarily absorbed, Ratio of Expenses to Average Net Assets would have been ___% and 2.51% (annualized) and Ratio of Net Investment Income (Loss) to Average Net Assets would have been ___% and (0.09%) (annualized).
(f) Annualized.
(g) Portfolio Turnover Rate calculated to less than 0.10% for the period ended July 31, 1998.

AUGUST 31, 1999

INVESCO STOCK FUNDS, INC.

INVESCO S&P 500 INDEX FUND - CLASS I

You may obtain additional information about the Fund from several sources:

FINANCIAL   REPORTS.   Although  this   Prospectus   describes  the  Fund's
anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated August 31, 1999 is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The Prospectus, annual report, semiannual report and SAI of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current annual report, semiannual report or SAI, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. Information on the Public Reference Section can be obtained by calling 1-800-SEC-0330. The SEC file numbers for the Fund are 811-1474 and 002-26125.



























     811-1474

                       STATEMENT OF ADDITIONAL INFORMATION

                            INVESCO STOCK FUNDS, INC.

                          INVESCO Blue Chip Growth Fund
                              INVESCO Dynamics Fund
                              INVESCO Endeavor Fund
                          INVESCO Growth & Income Fund
                        INVESCO Small Company Growth Fund
                  INVESCO S&P 500 Index Fund - Classes I and II
                            INVESCO Value Equity Fund




Address:                                  Mailing Address:

7800 E. Union Ave., Denver, CO 80237      P.O. Box 173706, Denver, CO 80217-3706


                                   Telephone:

                       In continental U.S., 1-800-525-8085




                                 August 31, 1999

------------------------------------------------------------------------------

A Prospectus for INVESCO Blue Chip Growth, INVESCO Dynamics, INVESCO Endeavor, INVESCO Growth & Income, INVESCO Small Company Growth, INVESCO S&P 500 Index - Class II and INVESCO Value Equity Funds dated August 31, 1999, and a Prospectus for INVESCO S&P 500 Index Fund Class I dated August 31, 1999, provide the basic information you should know before investing in a Fund. This Statement of Additional Information ("SAI") is incorporated by reference into the Funds' Prospectuses; in other words, this SAI is legally part of the Funds' Prospectuses. Although this SAI is not a prospectus, it contains information in addition to that set forth in the Prospectuses. It is intended to provide additional information regarding the activities and operations of the Funds and should be read in conjunction with the Prospectuses.

You may obtain, without charge, copies of the current Prospectuses of the Funds, SAI and current annual and semi-annual reports by writing to INVESCO Distributors, Inc., P.O. Box 173706, Denver, CO 80217-3706 , or by calling 1-800-525-8085. Copies of the Prospectus for Blue Chip Growth , Dynamics, Endeavor, Growth & Income, Small Company Growth, S&P 500 Index - Class II and Value Equity Funds are also available through the INVESCO web site at www.invesco.com.

TABLE OF CONTENTS

The Company  . . . . . . . . . . .........................57

Investments, Policies and Risks  . . . . . . . . . . . . .57

Management of the Funds  . . . . . . . . . . . . . . . . .74

Other Service Providers . . . . . . . . . . . . . . . . ..96

Brokerage Allocation and Other Practices . . . . . . . . .96

Capital Stock . . . . . . . . . . . . . . . . . . . . . ..98

Tax Consequences of Owning Shares of a Fund . . ... . . ..99

Performance  . . . . . . . . . . . . . . . . . . .. . . .101

Financial Statements. . . . . . . . . . . . . . . . . . .102

Appendix A ..............................................103

THE COMPANY

The Company was incorporated under the laws of Maryland as INVESCO Dynamics Fund, Inc. on April 2, 1993. On July 1, 1993, the Company assumed all of the assets and liabilities of Financial Dynamics Fund, Inc. ("FDF"), which was incorporated in Colorado on February 17, 1967. All financial and other information about the Company for periods prior to July 1, 1993 relates to FDF. On June 26, 1997, the Company changed its name to INVESCO Capital Appreciation Funds, Inc. and designated two series of shares of common stock of the Company as the INVESCO Dynamics Fund and the INVESCO Growth & Income Fund. On August 28, 1998, the Company changed its name to INVESCO Equity Funds, Inc. and designated a third series of shares of common stock of the Company as the INVESCO Endeavor Fund. On October 29, 1998 the Company changed its name to INVESCO Stock Funds, Inc. On July 15, 1999, the Company assumed all of the assets and liabilities of INVESCO Blue Chip Growth Fund, a series of INVESCO Growth Fund, Inc.; INVESCO Small Company Growth Fund, a series of INVESCO Emerging Opportunity Funds, Inc.; INVESCO S&P 500 Index Fund - Classes I and II, a series of INVESCO Specialty Funds, Inc.; and INVESCO Value Equity Fund, a series of INVESCO Value Trust.

The Company is an open-end, diversified, no-load management investment company currently consisting of seven portfolios of investments: INVESCO Blue Chip Growth Fund, INVESCO Dynamics Fund, INVESCO Endeavor Fund, INVESCO Growth &
Income Fund, INVESCO Small Company Growth Fund, INVESCO S&P 500 Index Fund - Classes I and II and INVESCO Value Equity Fund (the "Funds"). Additional funds may be offered in the future.

"Open-end" means that each Fund issues an indefinite number of shares which it continuously offers to redeem at net asset value per share ("NAV"). A
"management" investment company actively buys and sells securities for each portfolio at the direction of a professional manager. Open-end management investment companies (or one or more series of such companies, such as the Funds) are commonly referred to as mutual funds. The Funds do not charge sales fees to purchase their shares. However, the Funds, with the exception of S&P 500 Index Fund - Class I, do pay a 12b-1 distribution fee which is computed and paid monthly at an annual rate of 0.25% of each Fund's average net assets.

INVESTMENT, POLICIES AND RISK

The principal investments and policies of the Funds are discussed in the Prospectuses of the Funds. The Funds also may invest in the following securities and engage in the following practices.

ADRs -- American Depository Receipts, or ADRs, are securities issued by American banks. ADRs are receipts for the shares of foreign corporations that are held by the bank issuing the receipt. An ADR entitles its holder to all dividends and capital gains on the underlying foreign securities, less any fees paid to the bank. Purchasing ADRs gives a Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so. ADRs are bought and sold in U.S. dollars, not foreign currencies. An ADR that is "sponsored" means that the foreign corporation whose shares are represented by the ADR is actively involved in the issuance of the ADR, and generally provides material information about the corporation to the U.S. market. An "unsponsored" ADR program means that the foreign corporation whose shares are held by the bank is not obligated to disclose material information in the United States, and, therefore, the market value of the ADR may not reflect important facts known only to the foreign company.

Since they mirror their underlying foreign securities, ADRs generally have the same risks as investing directly in the underlying foreign securities.

COMMERCIAL PAPER -- Commercial paper is the term for short-term promissory notes issued by domestic corporations to meet current working capital needs. Commercial paper may be unsecured by the corporation's assets but may be backed by a letter of credit from a bank or other financial institution. The letter of credit enhances the paper's creditworthiness. The issuer is directly responsible for payment but the bank "guarantees" that if the note is not paid at maturity by the issuer, the bank will pay the principal and interest to the buyer. A Fund's adviser will consider the creditworthiness of the institution issuing the letter of credit, as well as the creditworthiness of the issuer of the commercial paper, when purchasing paper enhanced by a letter of credit. Commercial paper is sold either as interest-bearing or on a discounted basis, with maturities not exceeding 270 days.

DEBT SECURITIES -- Debt securities include bonds, notes and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which a Fund has invested. A decline in interest rates tends to increase the market values of debt securities in which a Fund has invested.

Moody's Investor Services, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated debt securities tend to offer higher interest rates. Each Fund, with the exception of S&P 500 Index Fund, may invest up to 25% of its portfolio in lower-rated debt securities, which are often referred to as "junk bonds." Increasing the amount of Fund assets invested in unrated or lower-grade straight debt securities may increase the yield produced by the Fund's debt securities but will also increase the credit risk of those securities. A debt security is considered lower grade if it is rated Ba or less by Moody's or BB or less by S&P.

Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Although a Fund may invest in debt securities assigned lower grade ratings by S&P or Moody's, at the time of purchase, the Funds are not permitted to invest in bonds that are in default or are rated CCC or below by S&P or Caa or below by Moody's or, if unrated, are judged by the adviser to be of equivalent quality. Debt securities rated lower than B by either S&P or Moody's are usually considered to be speculative. At the time of purchase, each Fund's investment adviser will limit Fund investments to debt securities which the adviser believes are not highly speculative and which are rated at least B by S&P and Moody's.

A significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could adversely affect their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely impact issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, a Fund's investment adviser attempts to limit purchases of lower-rated securities to securities having an established secondary market.

Lower-rated securities by S&P (categories BB and B) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and B a higher degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

Although bonds in the lowest investment grade debt category (those rated BBB by S&P, Baa by Moody's or the equivalent) are regarded as having adequate capability to pay principal and interest, they have speculative characteristics. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher-rated bonds. Lower-rated bonds by Moody's (categories Ba, B and Caa) are of poorer quality and also have speculative characteristics. Bonds having equivalent ratings from other ratings services will have characteristics similar to those of the corresponding S&P and Moody's ratings. For a specific description of S&P and Moody's corporate bond rating categories, please refer to Appendix A.

The Funds, except for S&P 500 Index Fund, may invest in zero coupon bonds and step-up bonds. Zero coupon bonds do not make regular interest payments. Zero coupon bonds are sold at a discount from face value. Principal and accrued discount (representing interest earned but not paid) are paid at maturity in the amount of the face value. Step-up bonds initially make no (or low) cash interest payments but begin paying interest (or a higher rate of interest) at a fixed time after issuance of the bond. The market values of zero coupon and step-up bonds generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable term and quality. A Fund may be required to distribute income recognized on these bonds, even though no cash may be paid to the Fund until the maturity or call date of a bond, in order for the Fund to maintain its qualification as a regulated investment company. These required distributions could reduce the amount of cash available for investment by a Fund.

DOMESTIC BANK OBLIGATIONS -- U.S. banks (including their foreign branches) issue certificates of deposit (CDs) and bankers' acceptances which may be purchased by the Funds if an issuing bank has total assets in excess of $5 billion and the bank otherwise meets the Funds' credit rating requirements. CDs are issued against deposits in a commercial bank for a specified period and rate and are normally negotiable. Eurodollar CDs are certificates issued by a foreign branch (usually London) of a U.S. domestic bank, and, as such, the credit is deemed to be that of the domestic bank. Bankers' acceptances are short-term credit instruments evidencing the promise of the bank (by virtue of the bank's "acceptance") to pay at maturity a draft which has been drawn on it by a customer (the "drawer"). Bankers' acceptances are used to finance the import, export, transfer, or storage of goods and reflect the obligation of both the bank and the drawer to pay the face amount. Both types of securities are subject to the ability of the issuing bank to meet its obligations, and are subject to risks common to all debt securities. In addition, banker's acceptances may be subject to foreign currency risk and certain other risks of investment in foreign securities.

EQUITY SECURITIES -- The Funds may invest in common, preferred and convertible preferred stocks, and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common stocks and preferred stocks represent equity ownership in a corporation. Owners of stock, such as the Funds, share in a corporation's earnings through dividends which may be declared by the corporation, although the receipt of dividends is not the principal benefit that the Funds seek when they invest in stocks and similar instruments.

Instead, the Funds seek to invest in stocks that will increase in market value and may be sold for more than a Fund paid to buy them. Market value is based upon constantly changing investor perceptions of what the company is worth compared to other companies. Although dividends are a factor in the changing market value of stocks, many companies do not pay dividends, or pay comparatively small dividends. The principal risk of investing in equity securities is that their market values fluctuate constantly, often due to factors entirely outside the control of the Funds or the company issuing the stock. At any given time, the market value of an equity security may be significantly higher or lower than the amount paid by a Fund to acquire it.

Owners of preferred stocks are entitled to dividends payable from the corporation's earnings, which in some cases may be "cumulative" if prior dividends on the preferred stock have not been paid. Dividends payable on preferred stock have priority over distributions to holders of common stock, and preferred stocks generally have a priority on the distribution of assets in the event of the corporation's liquidation. Preferred stocks may be "participating," which means that they may be entitled to dividends in excess of the stated dividend in certain cases. The holders of a company's debt securities generally are entitled to be paid by the company before it pays anything to its stockholders.

Rights and warrants are securities which entitle the holder to purchase the securities of a company (usually, its common stock) at a specified price during a specified time period. The value of a right or warrant is affected by many of the same factors that determine the prices of common stocks. Rights and warrants may be purchased directly or acquired in connection with a corporate reorganization or exchange offer.

The Funds also may purchase convertible securities including convertible debt obligations and convertible preferred stock. A convertible security entitles the holder to exchange it for a fixed number of shares of common stock (or other equity security), usually at a fixed price within a specified period of time. Until conversion, the owner of convertible securities usually receives the interest paid on a convertible bond or the dividend preference of a preferred stock.

A convertible security has an "investment value" which is a theoretical value determined by the yield it provides in comparison with similar securities without the conversion feature. Investment value changes are based upon prevailing interest rates and other factors. It also has a "conversion value," which is the market value the convertible security would have if it were exchanged for the underlying equity security. Convertible securities may be purchased at varying price levels above or below their investment values or conversion values.

Conversion value is a simple mathematical calculation that fluctuates directly with the price of the underlying security. However, if the conversion value is substantially below investment value, the market value of the convertible security is governed principally by its investment value. If the conversion value is near or above investment value, the market value of the convertible security generally will rise above investment value. In such cases, the market value of the convertible security may be higher than its conversion value, due to the combination of the convertible security's right to interest (or dividend preference) and the possibility of capital appreciation from the conversion feature. However, there is no assurance that any premium above investment value or conversion value will be recovered because prices change and, as a result, the ability to achieve capital appreciation through conversion may be eliminated.

EUROBONDS -- The Funds, except S&P 500 Index Fund, may invest in bonds issued by foreign branches of U.S. banks ("Eurobonds") and bonds issued by a U.S. branch of a foreign bank and sold in the United States ("Yankee bonds"). These bonds are bought and sold in U.S. dollars, but generally carry with them the same risks as investing in foreign securities.

FOREIGN SECURITIES -- Investments in the securities of foreign companies, or companies that have their principal business activities outside the United States, involve certain risks not associated with investment in U.S. companies. Non-U.S. companies generally are not subject to the same uniform accounting, auditing and financial reporting standards that apply to U.S. companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. There may also be less publicly available information about a foreign company.

Although the volume of trading in foreign securities markets is growing, securities of many non-U.S. companies may be less liquid and have greater swings in price than securities of comparable U.S. companies. The costs of buying and selling securities on foreign securities exchanges is generally significantly higher than similar costs in the United States. There is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. Investment in non-U.S. securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, confiscatory taxation, and imposition of withholding taxes on dividends or interest payments. If it becomes necessary, it may be more difficult for a Fund to obtain or to enforce a judgment against a foreign issuer than against a domestic issuer.

Securities traded on foreign markets are usually bought and sold in local currencies, not in U.S. dollars. Therefore, the market value of foreign securities acquired by a Fund can be affected -- favorably or unfavorably -- by changes in currency rates and exchange control regulations. Costs are incurred in converting money from one currency to another. Foreign currency exchange rates are determined by supply and demand on the foreign exchange markets. Foreign exchange markets are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors, all of which are outside the control of each Fund. Generally, the Funds' foreign currency exchange transactions will be conducted on a cash or "spot" basis at the spot rate for purchasing or selling currency in the foreign currency exchange markets.

ILLIQUID SECURITIES -- The Funds, except S&P 500 Index Fund, may invest in securities which do not trade on stock exchanges or in the over the counter market, or have restrictions on when and how they may be sold, are generally considered to be "illiquid." An illiquid security is one that a Fund may have difficulty -- or may even be legally precluded from -- selling at any particular time. The Funds may invest in illiquid securities, including restricted securities and other investments which are not readily marketable. A Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of this restriction.

The principal risk of investing in illiquid securities is that a Fund may be unable to dispose of them at the time desired or at a reasonable price. In addition, in order to resell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the securities with the SEC, and otherwise obtaining listing on a securities exchange or in the over the counter market.

INVESTMENT COMPANY SECURITIES -- To manage their daily cash positions, the Funds may invest in securities issued by other investment companies that invest in short-term debt securities and seek to maintain a net asset value of $1.00 per share ("money market funds"). The Funds also may invest in SPDRs and shares of other investment companies. SPDRs are investment companies whose portfolios mirror the compositions of specific S&P indices, such as the S&P 500 and the S&P
400. SPDRs are traded on the American Stock Exchange. SPDR holders such as a Fund are paid a "Dividend Equivalent Amount" that corresponds to the amount of cash dividends accruing to the securities held by the SPDR Trust, net of certain fees and expenses. The Investment Company Act of 1940 limits investments in securities of other investment companies, such as the SPDR Trust. These limitations include, among others, that, subject to certain exceptions, no more than 10% of a Fund's total assets may be invested in securities of other investment companies and no more than 5% of its total assets may be invested in the securities of any one investment company. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

RULE 144A SECURITIES -- The Funds, except S&P 500 Index Fund, also may invest in securities that can be resold to institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"). In recent years, a large institutional market has developed for many Rule 144A Securities. Institutional investors generally cannot sell these securities to the general public but instead will often depend on an efficient institutional market in which Rule 144A Securities can readily be resold to other institutional investors, or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions does not necessarily mean that a Rule 144A Security is illiquid. Institutional markets for Rule 144A Securities may provide both reliable market values for Rule 144A Securities and enable a Fund to sell a Rule 144A investment when appropriate. For this reason, the Company's board of directors has concluded that if a sufficient institutional trading market exists for a given Rule 144A security, it may be considered "liquid," and not subject to a Fund's limitations on investment in restricted securities. The Company's board of directors has given INVESCO the day-to-day authority to determine the liquidity of Rule 144A Securities, according to guidelines approved by the board. The principal risk of investing in Rule 144A Securities is that there may be an insufficient number of qualified institutional buyers interested in purchasing a Rule 144A Security held by a Fund, and the Fund might be unable to dispose of such security promptly or at reasonable prices.

REPURCHASE AGREEMENTS -- A Fund may enter into repurchase agreements, or REPOs, on debt securities that the Fund is allowed to hold in its portfolio. This is a way to invest money for short periods. A REPO is an agreement under which the Fund acquires a debt security and then resells it to the seller at an agreed upon price and date (normally, the next business day). The repurchase price represents an interest rate effective for the short period the debt security is held by the Fund, and is unrelated to the interest rate on the underlying debt security. A repurchase agreement is often considered as a loan collateralized by securities. The collateral securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement. The collateral securities are held by the Fund's custodian bank until the repurchase agreement is completed.

The Funds may enter into repurchase agreements with commercial banks, registered broker-dealers or registered government securities dealers that are creditworthy under standards established by the Company's board of directors. The Company's board of directors has established standards that the investment adviser and sub-adviser must use to review the creditworthiness of any bank, broker or dealer that is party to a REPO. REPOs maturing in more than seven days are considered illiquid securities. A Fund will not enter into repurchase agreements maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in these repurchase agreements and other illiquid securities.

As noted above, the Funds use REPOs as a means of investing cash for short periods of time. Although REPOs are considered to be highly liquid and comparatively low-risk, the use of REPOs does involve some risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss on the sale of the collateral security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

SECURITIES LENDING -- Each Fund may lend its portfolio securities. The advantage of lending portfolio securities is that a Fund continues to have the benefits (and risks) of ownership of the loaned securities, while at the same time receiving interest from the borrower of the securities. The primary risk in lending portfolio securities is that a borrower may fail to return a portfolio security.


FUTURES, OPTIONS AND OTHER FINANCIAL INSTURMENTS

GENERAL. As discussed in the Prospectus, the adviser and/or sub-adviser may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of the Funds' investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). These financial instruments include options, futures contracts (sometimes referred to as "futures"), forward contracts, swaps, caps, floors and collars (collectively, "Financial Instruments"). The policies in this section do not apply to other types of instruments sometimes referred to as derivatives, such as indexed securities, mortgage-backed and other asset-backed securities, and stripped interest and principal of debt.

Hedging strategies can be broadly categorized as "short" hedges and "long" or "anticipatory" hedges. A short hedge involves the use of a Financial Instrument in order to partially or fully offset potential variations in the value of one or more investments held in a Fund's portfolio. A long or anticipatory hedge involves the use of a Financial Instrument in order to partially or fully offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. In an anticipatory hedge transaction, the Fund does not already own a corresponding security. Rather, it relates to a security or type of security that the Fund intends to acquire. If the Fund does not eliminate the hedge by purchasing the security as anticipated, the effect on the Fund's portfolio is the same as if a long position were entered into. Financial Instruments may also be used, in certain circumstances, for investment (e.g., as a substitute for investing in securities).

Financial Instruments on individual securities generally are used to attempt to hedge against price movements in one or more particular securities positions that a Fund already owns or intends to acquire. Financial Instruments on indexes, in contrast, generally are used to attempt to hedge all or a portion of a portfolio against price movements of the securities within a market sector in which the Fund has invested or expects to invest.

The use of Financial Instruments is subject to applicable regulations of the Securities and Exchange Commission ("SEC"), the several exchanges upon which they are traded, and the Commodity Futures Trading Commission ("CFTC"). In addition, the Funds' ability to use Financial Instruments will be limited by tax considerations. See "Tax Consequences of Owning Shares of the Funds."

In addition to the instruments and strategies described below, the adviser and/or sub-adviser may use other similar or related techniques to the extent that they are consistent with a Fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The Funds' Prospectuses or Statement of Additional Information ("SAI") will be supplemented to the extent that new products or techniques become employed involving materially different risks than those described below or in the Prospectuses.

Special Risks. Financial Instruments and their use involve special considerations and risks, certain of which are described below.

(1) Financial Instruments may increase the volatility of the Funds. If the adviser and/or sub-adviser employs a Financial Instrument that correlates imperfectly with a Fund's investments, a loss could result, regardless of whether or not the intent was to manage risk. In addition, these techniques could result in a loss if there is not a liquid market to close out a position that a Fund has entered.

(2) There might be imperfect correlation between price movements of a Financial Instrument and price movement of the investment(s) being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment(s), the hedge would not be fully successful. This might be caused by certain kinds of trading activity that distorts the normal price relationship between the security being hedged and the Financial Instrument. Similarly, the effectiveness of hedges using Financial Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

The Funds are authorized to use options and futures contracts related to securities with issuers, maturities or other characteristics different from the securities in which it typically invests. This involves a risk that the options or futures position will not track the performance of a Fund's portfolio investments.

The direction of options and futures price movements can also diverge from the direction of the movements of the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Funds may take positions in options and futures contracts with a greater or lesser face value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases.

(3) If successful, the above-discussed hedging strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements of portfolio securities. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a Fund entered into a short hedge because the adviser and/or sub-adviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase would likely be wholly or partially offset by a decline in the value of the short position in the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss.

(4) A Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the degree of liquidity of the market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

(5) As described below, the Funds are required to maintain assets as "cover," maintain segregated accounts or make margin payments when they take positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If a Fund is unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or segregated accounts or make such payments until the position expired. These requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

Cover. Positions in Financial Instruments, other than purchased options, expose the Funds to an obligation to another party. A Fund will not enter into any such transaction unless it owns (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate cash or liquid assets as segregated in the prescribed amount as determined daily.

Assets used as cover or held as segregated cannot be sold while the position in the corresponding Financial Instrument is open unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or to hold as segregated could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Options. Each Fund may engage in certain strategies involving options to attempt to manage the risk of its investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). A call option gives the purchaser the right to buy, and obligates the writer to sell the underlying investment at the agreed-upon exercise price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy the underlying investment at the agreed-upon exercise price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. See "Options on Indexes" below with regard to cash settlement of option contracts on index values.

The purchase of call options can serve as a hedge against a price rise of the underlier and the purchase of put options can serve as a hedge against a price decline of the underlier. Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security or currency at less than its market value.

Writing put options can serve as a limited long or anticipatory hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the security or currency at more than its market value.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions. Options that expire unexercised have no value.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; which is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option, which is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Risks of Options on Securities. Options embody the possibility of large amounts of exposure, which will result in a Fund's net asset value being more sensitive to changes in the value of the related investment. A Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantee completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit of the transaction.

The Funds' ability to establish and close out positions in options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. in the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to the option's expiration. If a Fund is not able to enter into an offsetting closing transaction on an option it has written, it will be required to maintain the securities subject to the call or the liquid assets underlying the put until a closing purchase transaction can be entered into or the option expires. However, there can be no assurance that such a market will exist at any particular time.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indexes. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and changes in value depend on changes in the index in question. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, upon exercise of the call, the purchaser will receive from the Fund an amount of cash equal to the positive difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put to deliver to the Fund an amount of cash equal to the positive difference between the exercise price of the put and the closing price of the index times the multiplier. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the positive difference between the exercise price of the put and the closing level of the index times the multiplier.

The risks of purchasing and selling options on indexes may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot fulfill its potential settlement obligations by delivering the underlying securities. A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level. As with other kinds of options, a Fund as the call writer will not learn what it has been assigned until the next business day. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because in that case the writer's obligation is to deliver the underlying security, not to pay its value as of a moment in the past. In contrast, the writer of an index call will be required to pay cash in an amount based on the difference between the closing index value on the exercise date and the exercise price. By the time a Fund learns what it has been assigned, the index may have declined. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure.

If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund nevertheless will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options. Unlike exchange-traded options, whixh are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchange where they are traded.

Generally, OTC foreign currency options used by a Fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

Futures Contracts and Options on Futures Contracts. When a Fund purchases or sells a futures contract, it incurs an obligation respectively to take or make delivery of a specified amount of the obligation underlying the contract at a specified time and price. When a Fund writes an option on a futures contract, it becomes obligated to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, on exercise it assumes a short futures position. If it writes a put, on exercise it assumes a long futures position.

The purchase of futures or call options on futures can serve as a long or an anticipatory hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long or anticipatory hedge.

In addition, futures strategies can be used to manage the "duration" (a measure of anticipated sensitivity to changes in interest rates, which is sometimes related to the weighted average maturity of a portfolio) and associated interest rate risk of a Fund's fixed-income portfolio. If the adviser and/or sub-adviser wishes to shorten the duration of a Fund's fixed-income portfolio (i.e., reduce anticipated sensitivity), the Fund may sell an appropriate debt futures contract or a call option thereon, or purchase a put option on that futures contract. If the adviser and/or sub-adviser wishes to lengthen the duration of a Fund's fixed-income portfolio (i.e., increase anticipated sensitivity), the Fund may buy an appropriate debt futures contract or a call option thereon, or sell a put option thereon.

At the inception of a futures contract, a Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Initial margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures or written option position varies, a process known as "marking-to-market." Unlike margin in securities transactions, initial margin on futures contracts and written options on futures contracts does not represent a borrowing on margin, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required to increase the level of initial margin payments. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities in order to do so at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. However, there can be no assurance that a liquid market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to continue to maintain the position being hedged by the futures contract or option or to continue to maintain cash or securities in a segregated account.

To the extent that a Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case that is not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

Risks of Futures Contracts and Options Thereon. The ordinary spreads at a given time between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Due to the possibility of distortion, a hedge may not be successful. Additionally, the adviser and/or sub-adviser may be incorrect in its expectations as to the extent of various interest rates, currency exchange rates or stock market movements or the time span within which the movements take place.

Index Futures. The risk of imperfect correlation between movements in the price of index futures and movements in the price of the securities that are the subject of a hedge increases as the composition of a Fund's portfolio diverges from the index. The price of the index futures may move proportionately more than or less than the price of the securities being hedged. If the price of the index futures moves proportionately less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective. Assuming the price of the securities being hedged has moved in an unfavorable direction, as anticipated when the hedge was put into place, the Fund would be in a better position than if it had not hedged at all, but not as good as if the price of the index futures moved in full proportion to that of the hedged securities. However, if the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by movement of the price of the futures contract. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge.

Where index futures are purchased in an anticipatory hedge, it is possible that the market may decline instead. If a Fund then decides not to invest in the securities at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

Foreign Currency Hedging Strategies--Special Considerations. A Fund may use options and futures contracts on foreign currencies, as mentioned previously, and forward currency contracts, as described below, to attempt to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated or, in certain circumstances, for investment (e.g., as a substitute for investing in securities denominated in foreign currency). Currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated.

A Fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, a Fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the value of which the adviser and/or sub-adviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction may be increased when this strategy is used.

The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, a Fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

Forward Currency Contracts and Foreign Currency Deposits. The Funds may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time the forward currency contract is entered. Forward currency contracts are negotiated directly between currency traders (usually large commercial banks) and their customers.

Such transactions may serve as long or anticipatory hedges. For example, a Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward currency contracts may also serve as short hedges. For example, a Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.

The Funds may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by entering into a forward currency contract to sell another currency expected to perform similarly to the currency in which the Fund's existing investments are denominated. This type of hedge could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The Funds may also use forward currency contracts in one currency or a basket of currencies to attempt to hedge against fluctuations in the value of securities denominated in a different currency if the adviser anticipates that there will be a positive correlation between the two currencies.

The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of some or all of any expected benefit of the transaction.

As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to segregate cash or liquid assets.

The precise matching of forward currency contract amounts and the value of the securities, dividends or interest payments involved generally will not be possible because the value of such securities, dividends or interest payments, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Forward currency contracts may substantially change a Fund's investment exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as the adviser anticipates. There is no assurance that the adviser's and/or sub-adviser's use of forward currency contracts will be advantageous to a Fund or that it will hedge at an appropriate time.

The Funds may also purchase and sell foreign currency and invest in foreign currency deposits. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.

Combined Positions. A Fund may purchase and write options or futures in combination with each other, or in combination with futures or forward currency contracts, to manage the risk and return characteristics of its overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs.

Turnover. The Funds' options and futures activities may affect their turnover rates and brokerage commission payments. The exercise of calls or puts written by a Fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a Fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a Fund may also cause the sale of related investments, increasing turnover. Although such exercise is within the Fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A Fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

Swaps, Caps, Floors and Collars. The Funds are authorized to enter into swaps, caps, floors and collars. Swaps involve the exchange by one party with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of a cap or a floor entitles the purchaser, to the extent that a specified index exceeds in the case of a cap, or falls below in the case of a floor, a predetermined value, to receive payments on a notional principal amount from the party selling such instrument. A collar combines elements of buying a cap and selling a floor.

REITS -- Real Estate Investment Trusts are investment trusts that invest primarily in real estate and securities of businesses connected to the real estate industry.

U.S. GOVERNMENT SECURITIES -- Each Fund may, from time to time, purchase debt securities issued by the U.S. government. These securities include treasury bills, treasury notes, and treasury bonds. Treasury bills have a maturity of one year or less. Treasury notes generally have a maturity of one to ten years, and treasury bonds generally have maturities of more than ten years.

U.S. government debt securities also include securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some obligations of United States government agencies, which are established under the authority of an act of Congress, such as Government National Mortgage Association ("GNMA") participation certificates, are supported by the full faith and credit of the United States Treasury. GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans -- issued by lenders such as mortgage bankers, commercial banks and savings and loan associations -- are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. government. The market value of GNMA Certificates is not guaranteed. GNMA Certificates are different from bonds because principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity, as is the case with a bond. GNMA Certifi cates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA Certificate.

Other United States government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by Fannie Mae, a federally chartered private corporation, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. A Fund will invest in securities of such instrumentalities only when its investment adviser and sub-advisers are satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

WHEN-ISSUED/DELAYED DELIVERY -- Ordinarily, the Funds buy and sell securities on an ordinary settlement basis. That means that the buy or sell order is sent, and a Fund actually takes delivery or gives up physical possession of the security on the "settlement date," which is three business days later. However, the Funds also may purchase and sell securities on a when-issued or delayed delivery basis.

When-issued or delayed delivery transactions occur when securities are purchased or sold by a Fund and payment and delivery take place at an agreed-upon time in the future. The Funds may engage in this practice in an effort to secure an advantageous price and yield. However, the yield on a comparable security available when delivery actually takes place may vary from the yield on the security at the time the when-issued or delayed delivery transaction was entered into. When a Fund engages in when-issued and delayed delivery transactions, it relies on the seller or buyer to consummate the sale at the future date. If the seller or buyer fails to act as promised, that failure may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. No payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction. However, fluctuation in the value of the security from the time of commitment until delivery could adversely affect a Fund.

INVESTMENT RESTRICTIONS.   The  Funds   operate   under   certain   investment
restrictions. For purposes of the following restrictions, all percentage limitations apply immediately after a purchase or initial investment. Any subsequent change in a particular percentage resulting from fluctuations in value does not require elimination of any security from a Fund.

The following restictions are fundamental and may not be changed without prior approval of a majority of the outstanding voting securities of a Fund, as defined in the Investment Comapny Act of 1940, as amended (the "1940 Act"). Each Fund may not:

1. purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or municipal securities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

2. with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of a Fund's total assets would be invested in the securities of that issuer, or (ii) a Fund would hold more than 10% of the outstanding voting securities of that issuer;

3. underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the Securities Act of 1933, as amended, in connection with the disposition of the Fund's portfolio securities;

4. borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

5. issue senior securities, except as permitted under the Investment Company Act of 1940;

6. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;

7. purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments; or

8. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

9. Each Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by INVESCO Funds Group, Inc. or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies and limitations as the Fund.

In addition, each Fund has the following non-fundamental policies, which may be changed without shareholder approval:

A. The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (i) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments, (ii) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

B. The Fund may borrow money only from a bank or from an open-end management investment company managed by INVESCO Funds Group, Inc. or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (4)).

C. The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

D. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

E. With respect to fundamental limitation (1), domestic and foreign banking will be considered to be different industries.

In addition, with respect to a Fund that may invest in municipal obligations, the following non-fundamental policy applies, which may be changed without shareholder approval:

Each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer. However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by a Fund exceeds 10% of the Fund's total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity.

MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISER

      INVESCO Funds Group, Inc., a Delaware corporation ("INVESCO"), located at 7800 East Union Avenue, Denver, Colorado, is the Company's investment adviser. INVESCO was founded in 1932 and serves as an investment adviser to:

      INVESCO Bond Funds, Inc. (formerly, INVESCO Income Funds, Inc.)
      INVESCO Combination Stock & Bond Funds, Inc. (formerly, INVESCO Flexible Funds, Inc.)
      INVESCO International Funds, Inc.
      INVESCO Money Market Funds, Inc.
      INVESCO Sector Funds, Inc. (formerly, INVESCO Strategic Portfolios, Inc.) INVESCO Specialty Funds, Inc.
      INVESCO Stock Funds, Inc. (formerly, INVESCO Equity Funds, Inc.)
      INVESCO Tax-Free Income Funds, Inc.
      INVESCO Treasurer's Series Funds, Inc. (formerly, INVESCO Treasurer's Series Trust)
      INVESCO Variable Investment Funds, Inc.

As of July 31, 1999, INVESCO managed 10 mutual funds having combined assets of $_____ billion, consisting of 43 separate portfolios, on behalf of more than _________ shareholders.

INVESCO is an indirect wholly owned subsidiary of AMVESCAP PLC, a publicly traded holding company. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis. AMVESCAP PLC is one of the largest independent investment management businesses in the world, with approximately $___ billion in assets under management on June 30, 1999.

AMVESCAP PLC's North American subsidiaries include:

      INVESCO Retirement and Benefit Services, Inc. ("IRBS"), Atlanta, Georgia, develops and provides domestic and international defined contribution retirement plan services to plan sponsors, institutional retirement plan sponsors, institutional plan providers and foreign governments.

      INVESCO Retirement Plan Services ("IRPS"), Atlanta, Georgia, a division of IRBS, provides recordkeeping and investment selection services to defined contribution plan sponsors of plans with between $2 million and $200 million in assets. Additionally, IRPS provides investment consulting services to institutions seeking to provide retirement plan products and services.

      Institutional Trust Company, doing business as INVESCO Trust Company ("ITC"), Denver, Colorado, a division of IRBS, provides retirement account custodian and/or trust services for individual retirement accounts ("IRAs") and other retirement plan accounts. This includes services such as recordkeeping, tax reporting and compliance. ITC acts as trustee or custodian to these plans. ITC accepts contributions and provides, through INVESCO, complete transfer agency functions: correspondence, sub-accounting, telephone communications and processing of distributions.

      INVESCO Capital Management, Inc., Atlanta, Georgia, manages institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds.

      INVESCO Management & Research, Inc., Boston, Massachusetts, primarily manages pension and endowment accounts.

      PRIMCO Capital Management, Inc., Louisville, Kentucky, specializes in managing stable return investments, principally on behalf of Section 401(k) retirement plans.

      INVESCO Realty Advisors, Inc., Dallas, Texas, is responsible for providing advisory services in the U.S. real estate markets for AMVESCAP PLC's clients worldwide. Clients include corporate pension plans and public pension funds as well as endowment and foundation accounts.

      INVESCO (NY), Inc., New York, is an investment adviser for separately managed accounts, such as corporate and municipal pension plans, Taft-Hartley Plans, insurance companies, charitable institutions and private individuals. INVESCO NY also offers the opportunity for its clients to invest both directly and indirectly through partnerships in primarily private investments or privately negotiated transactions. INVESCO NY further serves as investment adviser to several closed-end investment companies, and as sub-adviser with respect to certain commingled employee benefit trusts.

      A I M Advisors, Inc., Houston, Texas, provides investment advisory and administrative services for retail and institutional mutual funds.

      A I M Capital Management, Inc., Houston, Texas, provides investment advisory services to individuals, corporations, pension plans and other private investment advisory accounts and also serves as a sub-adviser to certain retail and institutional mutual funds, one Canadian mutual fund and one portfolio of an open-end registered investment company that is offered to separate accounts of variable insurance companies.

      A I M Distributors, Inc. and Fund Management Company, Houston, Texas, are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.

The corporate headquarters of AMVESCAP PLC are located at 11 Devonshire Square, London, EC2M4YR, England.

THE INVESTMENT ADIVISORY AGREEMENT

INVESCO serves as investment adviser to the Funds under an investment advisory agreement dated February 28, 1997 (the "Agreement") with the Company.

The Agreement requires that INVESCO manage the investment portfolio of each Fund in a way that conforms with the Fund's investment policies. INVESCO may directly manage a Fund itself, or may hire a sub-adviser, which may be an affiliate of INVESCO, to do so.
Specifically, INVESCO is responsible for:

   o managing the investment and reinvestment of all the assets of the Funds, and executing all purchases and sales of portfolio securities;

   o maintaining a continuous investment program for the Funds,  consistent with
     (i) each Fund's investment policies as set forth in the Company's Bylaws and Registration Statement, as from time to time amended, under the 1940 Act, and in any prospectus and/or statement of additional information of the Funds, as from time to time amended and in use under the 1933 Act, and
     (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended;

   o determining what securities are to be purchased or sold for the Funds, unless otherwise directed by the directors of the Company, and executing transactions accordingly;

   o providing the Funds the benefit of all of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of a long-range investment policy now or hereafter generally available to the investment advisory customers of the adviser or any sub-adviser;

   o determining what portion of each Fund's assets should be invested in the various types of securities authorized for purchase by the Fund; and

   o making recommendations as to the manner in which voting rights, rights to consent to Fund action and any other rights pertaining to a Fund's portfolio securities shall be exercised.

INVESCO also performs all of the following services for the Funds:

   o administrative

   o internal accounting (including computation of net asset value)

   o clerical and statistical

   o secretarial

   o all other services necessary or incidental to the administration of the affairs of the Funds

   o supplying the Company with officers, clerical staff and other employees

   o furnishing office space, facilities, equipment, and supplies; providing personnel and facilities required to respond to inquiries related to shareholder accounts

   o conducting periodic compliance reviews of the Funds' operations; preparation and review of required documents, reports and filings by INVESCO's in-house legal and accounting staff or in conjunction with independent attorneys and accountants (including the prospectus, statement of additional information, proxy statements, shareholder reports, tax returns, reports to the SEC, and other corporate documents of the Funds)

   o supplying basic telephone service and other utilities

   o preparing and maintaining certain of the books and records required to be prepared and maintained by the Funds under the 1940 Act.

Expenses not assumed by INVESCO are borne by the Funds. As full compensation for its advisory services to the Company, INVESCO receives a monthly fee from each Fund. The fee is calculated at the annual rate of:


Blue Chip Growth and Dynamics Funds

   o 0.60% on the first $350 million of each Fund's average net assets;

   o 0.55% on the next $350 million of each Fund's average net assets;

   o 0.50% on each Fund's average net assets from $700 million;

   o 0.45% on each Fund's average net assets from $2 billion;

   o 0.40% on each Fund's average net assets from $4 billion;

   o 0.375% on each Fund's average net assets from $6 billion; and

   o 0.35% on each Fund's average net assets from $8 billion.


Endeavor and Growth & Income Funds

   o 0.75% on the first $500 million of each Fund's average net assets;

   o 0.65% on the next $500 million of each Fund's average net assets;

   o 0.55% on each Fund's average net assets from $1 billion;

   o 0.45% on each Fund's average net assets from $2 billion;

   o 0.40% on each Fund's average net assets from $4 billion;

   o 0.375% on each Fund's average net assets from $6 billion; and

   o 0.35% on each Fund's average net assets from $8 billion.

Small Company Growth Fund


   o 0.75% on the first $350 million of the Fund's average net assets;

   o 0.65% on the next $350 million of the Fund's average net assets;

   o 0.55% on the Fund's average net assets from $700 million;

   o 0.45% on the Fund's average net assets from $2 billion;

   o 0.40% on the Fund's average net assets from $4 billion;

   o 0.375% on the Fund's average net assets from $6 billion; and

   o 0.35% on the Fund's average net assets from $8 billion.

S&P 500 Index Fund

   o 0.25% on all assets

Value Equity Fund

   o 0.75% on the first $500 million of the Fund's average net assets;

   o 0.65% on the next $500 million of the Fund's average net assets;

   o 0.50% on the Fund's average net assets from $1 billion;

   o 0.45% on the Fund's average net assets from $2 billion;

   o 0.40% on the Fund's average net assets from $4 billion;

   o 0.375% on the Fund's average net assets from $6 billion; and

   o 0.35% on the Fund's average net assets from $8 billion.

During the period ended July 31, 1999 and the two most recent fiscal years of each Fund, the Funds paid INVESCO advisory fees in the dollar amounts shown below. If applicable, the advisory fees were offset by credits in the amounts shown below, so that INVESCO's fees are not in excess of the expense limitations shown below, which have been voluntarily agreed to by the Company and INVESCO.

                        Advisory             Total Expense        Total Expense
                        Fee Dollars          Reimbursements       Limitations


Blue Chip Growth Fund
July 31, 1999(a)       $___________          $__________          ______%
August 31, 1998        $4,561,574            $__________          ______%
August 31, 1997        $3,922,981            $__________          ______%


Dynamics
July 31, 1999(b)       $___________          $_________           1.21%(c)
April 30, 1999         $7,750,919            $_________           1.21%
April 30, 1998         $5,874,212            $_________           1.21%
April 30, 1997         $4,550,303            $_________           1.21%


Endeavor
July 31, 1999(b)       $___________          $___________         _____%
April 30, 1999         $206,836              $4,275               1.50%
April 30, 1998         N/A                   N/A                  N/A
April 30, 1997         N/A                   N/A                  N/A

Growth & Income
July 31, 1999(b)       $___________          $___________         _____%
April 30, 1999         $209,172              $61,565              1.50%
April 30, 1998         N/A                   N/A                  N/A
April 30, 1997         N/A                   N/A                  N/A


Small Company Growth
July 31, 1999(d)       $___________          $___________         _____%
May 31, 1999           $1,973,393            $___________         _____%
May 31, 1998           $2,334,680            $___________         _____%
May 31, 1997           $2,029,312            $___________         _____%


S&P 500 Index - Class I
July 31, 1999(e)       $___________          $___________         _____%
July 31, 1998          $___________          $___________         _____%
July 31, 1997          N/A                   N/A                  N/A


S&P 500 Index - Class II
July 31, 1999(e)       $___________          $___________         _____%
July 31, 1998          $___________          $___________         _____%
July 31, 1997          N/A                   N/A                  N/A


Value Equity Fund
July 31, 1999(f)       $___________          $___________         _____%
August 31, 1998        $3,080,351            $___________         _____%
August 31, 1997        $2,250,039            $___________         _____%

(a) For the period  September  1, 1999  through July 31, 1999
(b) For the period May 1, 1999 through July 31, 1999
(c) Effective May 13, 1999,  the Total Expense  Limitation  was changed to 1.20%
(d) For the period June 1, 1999 through July 31, 1999
(e) For the period  August 1, 1998 through July 31, 1999
(f) For the period  September 1, 1998 through July 31, 1999.

THE SUB-ADVISORY AGREEMENT

With respect to the S&P 500 Index Fund, World Asset Management ("World") serves as sub-adviser to the Fund pursuant to a sub-advisory agreement dated Octobrer 1, 1997.


With respect to the Value Equity Fund, INVESCO Capital Management ("ICM") serves as sub-adviser to the Fund pursuant to a sub-advisory agreement dated February 28, 1997.

The Sub-Agreements provide that World and ICM, as applicable, subject to the supervision of INVESCO, shall manage the investment portfolios of the respective Funds in conformity with each such Fund's investment policies. These management services include: (a) managing the investment and reinvestment of all the assets, now or hereafter acquired, of each Fund, and executing all purchases and sales of portfolio securities; (b) maintaining a continuous investment program for the Funds, consistent with (i) each Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws and Registration Statement, as from time to time amended, under the 1940 Act, as amended, and in any prospectus and/or statement of additional information of the Company, as from time to time amended and in use under the 1933 Act and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended; (c) determining what securities are to be purchased or sold for each Fund, unless otherwise directed by the directors of the Company or INVESCO, and executing transactions accordingly; (d) providing the Funds the benefit of all of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of long-range investment policy now or hereafter generally available to investment advisory customers of World or ICM; (e) determining what portion of each applicable Fund's assets should be invested in the various types of securities authorized for purchase by such Fund; and (f) making recommendations as to the manner in which voting rights, rights to consent to Company action and any other rights pertaining to the portfolio securities of each applicable Fund shall be exercised.

The Sub-Agreements provide that, as compensation for their services, World and ICM shall receive from INVESCO, at the end of each month, a fee based upon the average daily value of the applicable Fund's net assets. The fees are calculated at the following annual rates:

S&P 500 index Fund


   o 0.07% on the first $10 million of the Fund's average net assets;

   o 0.05% on the next $40 million of the Fund's average net assets; and

   o 0.03% of the Fund's average net assets from $50 million.

 Value Equity Fund

   o 0.30% on the first $500 million of the Fund's average net assets;

   o 0.26% on the next $500 million of the Fund's average net assets;

   o 0.20% of the Fund's average net assets from $1 billion;

   o 0.18% of the Fund's average net assets from $2 billion;

   o 0.16% of the Fund's average net assets from $4 billion;

   o 0.15% of the Fund's average net assets from $6 billion; and

   o 0.14% of the Fund's average net assets from $8 billion.

ADMINSTATIVE SERVICES AGREEMENT

INVESCO, either directly or through affiliated companies, provides certain administrative, sub-accounting, and recordkeeping services to the Funds pursuant to an Administrative Services Agreement.

The Administrative Services Agreement was for an initial term expiring in one year and has been extended by action of the board of directors through May 15, 2000. The Administrative Services Agreement may be continued from year to year as long as each such continuance is specifically approved by the board of directors of the Company, including a majority of the Company's Independent Directors. The Administrative Services Agreement may be terminated at any time without penalty by INVESCO on sixty (60) days' written notice, or by the Funds upon thirty (30) days' written notice, and ends automatically in the event of an assignment unless the Company's board of directors, including a majority of the Company's Independent Directors, approves such assignment.

The Administrative Services Agreement requires INVESCO to provide the following services to the Funds:

   o such sub-accounting and recordkeeping services and functions as are reasonably necessary for the operation of the Funds; and

   o such  sub-accounting,   recordkeeping,   and  administrative  services  and
     functions, which may be provided by affiliates of INVESCO, as are reasonably necessary for the operation of Fund shareholder accounts maintained by certain retirement plans and employee benefit plans for the benefit of participants in such plans.

As full compensation for services provided under the Administrative Services Agreement, each Fund pays a monthly fee to INVESCO consisting of a base fee of $10,000 per year, plus an additional incremental fee computed daily and paid monthly at an annual rate of 0.015% per year of the average net assets of each Fund prior to May 13, 1999, and 0.045% per year of the average net assets of each Fund effective May 13, 1999.

TRANSFER AGENCY AGREEMENT

INVESCO also performs transfer agent, dividend disbursing agent, and registrar services for the Funds pursuant to a Transfer Agency Agreement.

The Transfer Agency Agreement provides that each Fund pay INVESCO an annual fee of $20.00 per shareholder account, or, where applicable, per participant in an omnibus account. This fee is paid monthly at the rate of 1/12 of the annual fee and is based upon the actual number of shareholder accounts and omnibus account participants in each Fund at any time during each month.

FEES PAID TO INVESCO

For the periods outlined in the table below for each Fund, the Funds paid the following fees to INVESCO (prior to the absorption of certain Fund expenses by INVESCO):

Blue Chip Growth Fund
                              July 31,                    August 31
Type of Fee                   1999(a)      1998        1997        1996
--------------------------------------------------------------------------------
Advisory                      $_________   $4,561,574  $3,922,981  $3,196,929
Administrative Services       $_________      131,098     112,386      92,412
Transfer Agency               $_________    1,160,513   1,066,438     751,390


Dynamics Fund
                              July 31,                April 30
Type of Fee                   1999(b)      1999        1998        1997
--------------------------------------------------------------------------------
Advisory                      $_________   $7,750,919  $5,874,212  $4,550,303
Administrative Services       $_________      226,800     170,476     130,696
Transfer Agency               $_________    2,693,081   2,156,766   1,964,970

Endeavor Fund
                              July 31,                April 30
Type of Fee                   1999(b)      1999(c)     1998        1997
--------------------------------------------------------------------------------
Advisory                      $_________   $206,836    N/A         N/A
Administrative Services       $_________      9,217    N/A         N/A
Transfer Agency               $_________     52,532    N/A         N/A


Growth & Income Fund
                              July 31,                April 30
Type of Fee                   1999(b)      1999(d)     1998        1997
--------------------------------------------------------------------------------
Advisory                      $_________   $209,172    N/A         N/A
Administrative Services       $_________     12,517    N/A         N/A
Transfer Agency               $_________     70,040    N/A         N/A


Small Company Growth Fund
                              July 31,                 May 31
Type of Fee                   1999(e)      1999        1998        1997
--------------------------------------------------------------------------------
Advisory                      $_________   $1,973,393  $2,334,680  $2,029,312
Administrative Services       $_________       54,324      56,735      50,660
Transfer Agency               $_________    1,116,282   1,090,224   1,043,895


S&P 500 Index Fund - Class I
                                               July 31,
Type of Fee                   1999         1998        1997
--------------------------------------------------------------------------------
Advisory                      $_________   $_________  N/A
Administrative Services       $_________   $_________  N/A
Transfer Agency               $_________   $_________  N/A


S&P 500 Index Fund - Class II
                                               July 31,
Type of Fee                   1999         1998        1997
------------------------------------------------------------------
Advisory                      $_________   $_________  N/A
Administrative Services       $_________   $_________  N/A
Transfer Agency               $_________   $_________  N/A


Value Trust Fund
                              July 31,         August 31
Type of Fee                   1999(f)      1998        1997
------------------------------------------------------------------------
Advisory                      $_________   $3,080,351  $2,250,039
Administrative Services       $_________       71,607      55,001
Transfer Agency               $_________      918,694     610,115



(a) For the period  September  1, 1998  through July 31, 1999
(b) For the period May 1, 1999 through July 31, 1999
(c) For the period October 28, 1998 (commencement of operations) through April 30, 1999
(d) For the period July 1, 1998  (commencement  of operations)  through
April 30, 1999
(e) For the period June 1, 1999 through July 31, 1999
(f) For the period September 1, 1998 through July 31, 1999

DIRECTORS AND OFFICERS OF THE COMPANY

The overall direction and supervision of the Company come from the board of directors. The board of directors is responsible for making sure that the Funds' general investment policies and programs are carried out and that the Funds are properly administered.

The board of directors has an audit committee comprised of four of the directors who are not affiliated with INVESCO (the "Independent Directors"). The committee meets quarterly with the Company's independent accountants and officers to review accounting principles used by the Company, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters.

The Company has a  management  liaison  committee  which  meets  quarterly  with various management personnel of INVESCO in order to facilitate better understanding of management and operations of the Company, and to review legal and operational matters which have been assigned to the committee by the board of directors, in furtherance of the board of directors' overall duty of supervision.

The Company has a soft dollar brokerage committee. The committee meets periodically to review soft dollar brokerage transactions by the Funds, and to review policies and procedures of the Funds' adviser with respect to soft dollar brokerage transactions. It reports on these matters to the Company's board of directors.

The Company has a derivatives committee. The committee meets periodically to review derivatives investments made by the Funds. It monitors derivatives usage by the Funds and the procedures utilized by the Funds' adviser to ensure that the use of such instruments follows the policies on such instruments adopted by the Company's board of directors. It reports on these matters to the Company's board of directors.

The officers of the Company, all of whom are officers and employees of INVESCO, are responsible for the day-to-day administration of the Company and the Funds. The officers of the Company receive no direct compensation from the Company or the Funds for their services as officers. The investment adviser for the Funds has the primary responsibility for making investment decisions on behalf of the Funds. These investment decisions are reviewed by the investment committee of INVESCO.

All of the officers and directors of the Company hold comparable positions with the following funds, which, with the Company, are collectively referred to as the "INVESCO Funds":

      INVESCO Bond Funds, Inc. (formerly, INVESCO Income Funds, Inc.)
      INVESCO Combination Stock & Bond Funds, Inc. (formerly, INVESCO Flexible
              Funds, Inc.)
      INVESCO International Funds, Inc.
      INVESCO Money Market Funds, Inc.
      INVESCO Sector Funds, Inc. (formerly, INVESCO Strategic Portfolios, Inc.) INVESCO Specialty Funds, Inc.
      INVESCO Stock Funds, Inc. (formerly, INVESCO Equity Funds, Inc.)
      INVESCO Tax-Free Income Funds, Inc.
      INVESCO Treasurer's Series Funds, Inc. (formerly, INVESCO Treasurer's
              Series Trust)
      INVESCO Variable Investment Funds, Inc.

The table below provides information about each of the Company's directors and officers. Unless otherwise indicated, the address of the directors and officers is P.O. Box 173706, Denver, CO 80217-3706 . Their affiliations represent their principal occupations.


                            Position(s) Held          Principal
Name, Address, and Age      With Company              Occupation(s) During
                                                      Past Five Years


Charles W. Brady *+         Director and              Chairman of the Board
1315 Peachtree St., N.E.    Chairman of the Board     of INVESCO Global
Atlanta, Georgia                                      Health Sciences Fund;
Age:  63                                              Chief Executive Officer
                                                      and Director of AMVESCAP
                                                      PLC, London, England and
                                                      various subsidiaries  of
                                                      AMVESCAP PLC.


Fred A. Deering +#          Director and Vice         Trustee of INVESCO Global
Security Life Center        Chairman of the Board     Health Sciences Fund;
1290 Broadway Denver,                                 formerly, Chairman of the
Denver, Colorado                                      Executive Committe and
Age:  71                                              Chairman of the Board of
                                                      Security  Life of Denver
                                                      Insurance Company;
                                                      Director  of ING American
                                                      Holdings Company and First
                                                      ING Life Insurance
                                                      Company of New York.


Mark H. Williamson *+       President, Chief          President, Chief Execu
7800 E. Union Avenue        Executive Officer         tive Officer and
Denver, Colorado            and Director              Director of INVESCO
Age:  47                                              Distributors, Inc.;
                                                      President, Chief Executive
                                                      Officer  and  Director  of
                                                      INVESCO Funds Group, Inc.;
                                                      President, Chief
                                                      Operating Officer and
                                                      Trustee of INVESCO  Global
                                                      Health Sciences Fund;
                                                      formerly, Chairman and
                                                      Chief Executive Officer
                                                      of Nations Banc Advisors,
                                                      Inc.; formerly, Chairman
                                                      of NationsBanc
                                                      Investments, Inc.


Victor L. Andrews, Ph.D.**! Director                  Professor Emeritus,
Seawatch Drive                                        Chairman Emeritus and
Savannah, Georgia                                     Chairman of the CFO
Age:  68                                              Roundtable of the
                                                      Department of Finance of
                                                      Georgia State University;
                                                      President, Andrews  Finan
                                                      cial Associates, Inc. (con
                                                      sulting  firm); formerly,
                                                      member of the faculties of
                                                      the Harvard Business
                                                      School and the Sloan
                                                      School of Management of
                                                      MIT; Director of The
                                                      Sheffield Funds, Inc.

Bob R. Baker +**            Director                  President and Chief
AMC Cancer Research Center                            Executive Officer of
1600 Pierce Street                                    AMC Cancer Research
Denver, Colorado                                      Center, Denver,  Colorado,
Age:  62                                              since  January 1989; until
                                                      mid-December 1988, Vice
                                                      Chairman of the Board of
                                                      First Columbia Financial
                                                      Corporation, Englewood,
                                                      Colorado;formerly,
                                                      Chairman of the Board and
                                                      Chief  Executive
                                                      Officer of First Columbia
                                                      Financial Corporation.


Lawrence H. Budner # @      Director                  Trust Consultant;
7608 Glen Albens Circle                               prior to June 30,
Dallas, Texas                                         1987, Senior Vice
Age:  68                                              President and Senior
                                                      Trust Officer of
                                                      InterFirst Bank,
                                                      Dallas, Texas.


Wendy L. Gramm, Ph.D**!     Director                  Self-employed (since
4201 Yuma Street, N.W.                                1993); Professor of
Washington, DC                                        Economics and Public
Age: 54                                               Administration,
                                                      University of Texas at
                                                      Arlington; formerly,
                                                      Chairman, Commodity
                                                      Futures Trading
                                                      Commission; Administrator
                                                      for Information and
                                                      Regulatory  Affairs at the
                                                      Office of  Management  and
                                                      Budget;  Executive Direc
                                                      tor of the  Presidential
                                                      Task Force on Regulatory
                                                      Relief; and Director of
                                                      the Federal  Trade Commis
                                                      sion's Bureau of Econom
                                                      ics;  also, Director of
                                                      Chicago Mercantile
                                                      Exchange, Enron Corpora
                                                      tion, IBP, Inc., State
                                                      Farm  Insurance Company,
                                                      Independent Women's Forum,
                                                      International Republic
                                                      Institute, and the
                                                      Republican Women's Federal
                                                      Forum. Also, Member of
                                                      Board of Visitors, College
                                                      of Business Administration
                                                      University of Iowa, and
                                                      Member of Board of
                                                      Visitors, Center for Study
                                                      of Public Choice, George
                                                      Mason University.

Kenneth T. King +#@         Director                  Retired. Formerly,
4080 North Circulo                                    Chairman of the Board
Manzanillo                                            of The Capitol Life
Tucson, Arizona                                       Insurance Company,
Age:  73                                              Providence Washington
                                                      Insurance Company and
                                                      Director of numerous U.S.
                                                      subsidiaries thereof;
                                                      formerly, Chairman of the
                                                      Board of The Providence
                                                      Capitol Companies in the
                                                      United Kingdom and
                                                      Guernsey; Chairman of the
                                                      Board of the Symbion
                                                      Corporation until 1987.


John W. McIntyre + #@       Director                  Retired. Formerly,
7 Piedmont Center Suite 100                           Vice Chairman of the
Atlanta, Georgia                                      Board of Directors of
Age: 68                                               the Citizens and
                                                      Southern Corporation and
                                                      Chairman of the Board and
                                                      Chief Executive Officer
                                                      of the Citizens and
                                                      Southern Georgia Corp. and
                                                      the  Citizens and Southern
                                                      National Bank; Trustee of
                                                      INVESCO Global Health
                                                      Sciences Fund, Gables
                                                      Residential Trust,
                                                      Employee's Retirement
                                                      System of GA, Emory
                                                      University and J.M.  Tull
                                                      Charitable Foundation;
                                                      Director of Kaiser Foun
                                                      dation Health  Plans of
                                                      Georgia, Inc.


Larry Soll, Ph.D.!**        Director                  Retired.  Formerly,
345 Poorman Road                                      Chairman of the Board
Boulder, Colorado                                     (1987 to 1994), Chief
Age:  57                                              Executive Officer (1982 to
                                                      1989 and 1993 to 1994) and
                                                      President (1982 to 1989)
                                                      of Synergen Inc.; Director
                                                      of Synergen since
                                                      incorporation in 1982;
                                                      Director of Isis
                                                      Pharmaceuticals, Inc.;
                                                      Trustee of INVESCO Global
                                                      Health Sciences Fund.


Glen A. Payne              Secretary                  Senior Vice President,
7800 E. Union Avenue                                  General Counsel and
Denver, Colorado                                      Secretary of INVESCO
Age:  51                                              Funds Group, Inc.; Senior
                                                      Vice President, Secretary
                                                      and General Counsel of
                                                      INVESCO Distributors,
                                                      Inc.; Secretary, INVESCO
                                                      Global Health Sciences
                                                      Fund; formerly, General
                                                      Counsel of INVESCO Trust
                                                      Company(1989 to 1998);
                                                      formerly, employee of a
                                                      U.S. regulatory  agency,
                                                      Washington, D.C. (1973 to
                                                      1989).

Ronald L. Grooms            Chief Accounting          Senior Vice President
7800 E. Union Avenue        Officer, Chief Finan      and Treasurer of
Denver, Colorado            cial Officer and          INVESCO Funds Group,
Age:  52                    Treasurer                 Inc.; Senior Vice
                                                      President and Trea
                                                      surer of INVESCO Dis
                                                      tributors, Inc.;
                                                      Treasurer, Principal
                                                      Financial and
                                                      Accounting Officer of
                                                      INVESCO Global Health
                                                      Sciences Fund;
                                                      formerly, Senior Vice
                                                      President and
                                                      Treasurer of INVESCO
                                                      Trust Company (1988 to
                                                      1998).


William J. Galvin, Jr.      Assistant Secretary       Senior Vice President
7800 E. Union Avenue                                  of INVESCO Funds
Denver, Colorado                                      Group, Inc.; Senior
Age:  43                                              Vice President of
                                                      INVESCO Distributors,
                                                      Inc.; formerly, Trust
                                                      Officer of INVESCO
                                                      Trust Company.


Pamela J. Piro              Assistant Treasurer       Vice President of
7800 E. Union Avenue                                  INVESCO Funds Group,
Denver, Colorado                                      Inc.; formerly,
Age:  38                                              Assistant Vice
                                                      President (1996 to
                                                      1997), Director -
                                                      Portfolio Accounting
                                                      (1994 to 1996),
                                                      Portfolio Account ing
                                                      Manager (1993 to 1994)
                                                      and Assistant
                                                      Accounting Manager
                                                      (1990 to 1993).


Alan I. Watson              Assistant Secretary       Vice President of
7800 E. Union Avenue                                  INVESCO Funds Group,
Denver, Colorado                                      Inc.; formerly, Trust
Age:  57                                              Officer of INVESCO
                                                      Trust Company.


Judy P. Wiese               Assistant Treasurer       Vice President of
7800 E. Union Avenue                                  INVESCO Funds Group,
Denver, Colorado                                      Inc.; formerly, Trust
Age:  51                                              Officer of INVESCO
                                                      Trust Company.


#     Member of the audit committee of the Company.

+ Member of the executive committee of the Company. On occasion, the executive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of directors.

* These directors are "interested persons" of the Company as defined in the 1940 Act.

**    Member of the management liaison committee of the Company.

@     Member of the soft dollar brokerage committee of the Company.

!     Member of the derivatives committee of the Company.

The following table shows the compensation paid by the Company to its Independent Directors for services rendered in their capacities as directors of the Company; the benefits accrued as Company expenses with respect to the Defined Benefit Deferred Compensation Plan discussed below; and the estimated annual benefits to be received by these directors upon retirement as a result of their service to the Company, all for the period ended July 31, 1999.

In addition, the table sets forth the total compensation paid by all of the INVESCO Funds and INVESCO Global Health Sciences Fund (collectively, the "INVESCO Complex") to these directors for services rendered in their capacities as directors or trustees during the year ended December 31, 1998. As of July 31, 1999, there were ___ funds in the INVESCO Complex.



-------------------------------------------------------------------------------
Name of         Aggregate       Benefits       Estimated       Total Compensa-
Person and      Compensation    Accrued as     Annual Benefits tion  from
Position        from Company(1) Part of        Upon            INVESCO Complex
                                Company        Retirement(3)   Paid To
                                Expenses(2)                    Directors(6)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Fred A.         $               $              $               $103,700
Deering, Vice
Chairman of
the Board
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Victor L.                                                      80,350
Andrews
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Bob R. Baker                                                   84,000
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Lawrence H. Bud-                                                79,350
ner
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Daniel D.                                                      70,000
Chabris(4)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Wendy L. Gramm                                                 79,000
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Kenneth T. King                                                77,050
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
John W. McIntyre                                               98,500
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Larry Soll                                                     96,000
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total                                                          767,950
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
% of Net Assets
                %(5)              %(5)                         0.0035%(6)
-------------------------------------------------------------------------------

(1) The vice chairman of the board, the chairmen of the Funds' committees who are Independent Directors, and the members of the Funds'committees who are Independent Directors each receive compensation for serving in such capacities in addition to the compensation paid to all Independent Directors.

(2) Represents estimated benefits accrued with respect to the Defined Benefit Deferred Compensation Plan discussed below, and not compensation deferred at the election of the directors.

(3) These amounts represent the Company's share of the estimated annual benefits payable by the INVESCO Funds upon the directors' retirement, calculated using the current method of allocating director compensation among the INVESCO Funds. These estimated benefits assume retirement at age 72 and that the basic retainer payable to the directors will be adjusted periodically for inflation, for increases in the number of funds in the INVESCO Funds, and for other reasons during the period in which retirement benefits are accrued on behalf of the respective directors. This results in lower estimated benefits for directors who are closer to retirement and higher estimated benefits for directors who are further from retirement. With the exception of Drs. Soll and Gramm, each of these directors has served as a director of one or more of the funds in the INVESCO Funds for the minimum five-year period required to be eligible to participate in the Defined Benefit Deferred Compensation Plan. Although Mr. McIntyre became eligible to participate in the Defined Benefit Deferred Compensation Plan as of November 1, 1998, he will not be included in the calculation of retirement benefits until November 1, 1999.

(4) Mr. Chabris retired as a director of the Company on September 30, 1998.

(5) Totals as a percentage of the Company's net assets as of July 31, 1999.

(6) Total as a percentage of the net assets of the INVESCO Complex as of December 31, 1998.

Messrs. Brady and Williamson, as "interested persons" of the Company and the other INVESCO Funds, receive compensation as officers or employees of INVESCO or its affiliated companies, and do not receive any director's fees or other compensation from the Company or the other funds in the INVESCO Funds for their service as directors.

The boards of directors of the mutual funds in the INVESCO Funds have adopted a Defined Benefit Deferred Compensation Plan (the "Plan") for the Independent Directors of the funds. Under this Plan, each director who is not an interested person of the funds (as defined in Section 2(a)(19) of the 1940 Act) and who has served for at least five years (a "Qualified Director") is entitled to receive, upon termination of service as a director (normally, at the retirement age of 72 or the retirement age of 73 or 74, if the retirement date is extended by the boards for one or two years, but less than three years), continuation of payment for one year (the "First Year Retirement Benefit") of the annual basic retainer and annualized board meeting fees payable by the funds to the Qualified Director at the time of his/her retirement (the "Basic Benefit"). Commencing with any such director's second year of retirement, and commencing with the first year of retirement of any director whose retirement has been extended by the board for three years, a Qualified Director shall receive quarterly payments at an annual rate equal to 50% of the Basic Benefit. These payments will continue for the remainder of the Qualified Director's life or ten years, whichever is longer (the "Reduced Benefit Payments"). If a Qualified Director dies or becomes disabled after age 72 and before age 74 while still a director of the funds, the First Year Retirement Benefit and Reduced Benefit Payments will be made to him/her or to his/her beneficiary or estate. If a Qualified Director becomes disabled or dies either prior to age 72 or during his/her 74th year while still a director of the funds, the director will not be entitled to receive the First Year Retirement Benefit; however, the Reduced Benefit Payments will be made to his/her beneficiary or estate. The Plan is administered by a committee of three directors who are also participants in the Plan and one director who is not a Plan participant. The cost of the Plan will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by the committee. The Company began making payments under the Plan to Mr. Chabris as of October 1, 1998. The Company has no stock options or other pension or retirement plans for management or other personnel and pays no salary or compensation to any of its officers.

The Independent Directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of certain of the INVESCO Funds. The deferred amounts have been invested in the shares of certain INVESCO Funds, except Funds offered by INVESCO Variable Investment Funds, Inc., in which the directors are legally precluded from investing . Each Independent Director may, therefore, be deemed to have an indirect interest in shares of each such INVESCO Fund, in addition to any INVESCO Fund shares the Independent Director may own either directly or beneficially.

CONTROL PERSONS AND PRINCIPAL SHARESHOLDERS

As of June 30, 1999, the following persons owned more than 5% of the outstanding shares of the Funds indicated below. This level of share ownership is considered to be a "principal shareholder" relationship with a Fund under the 1940 Act. Shares that are owned "of record" are held in the name of the person indicated. Shares that are owned "beneficially" are held in another name, but the owner has the full economic benefit of ownership of those shares:


Blue Chip Growth Fund
----------------------------------------------------------------------------
       Name and Address         Basis of Ownership
                                                     Percentage Owned
                                (Record/Beneficial)

----------------------------------------------------------------------------
----------------------------------------------------------------------------
Charles Schwab & Co., Inc.
Special Custody Account for            Record        5.24%
the Exclusive Benefit of
Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
----------------------------------------------------------------------------


Dynamics Fund
----------------------------------------------------------------------------
       Name and Address         Basis of Ownership
                                                     Percentage Owned
                                (Record/Beneficial)

----------------------------------------------------------------------------
----------------------------------------------------------------------------
Charles Schwab & Co., Inc.
Special Custody Account for            Record        14.70%
the Exclusive Benefit of
Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
----------------------------------------------------------------------------

Endeavor Fund
----------------------------------------------------------------------------
       Name and Address         Basis of Ownership
                                                     Percentage Owned
                                (Record/Beneficial)

----------------------------------------------------------------------------
----------------------------------------------------------------------------
Charles Schwab & Co., Inc.             Record        30.64%
Special Custody Account for
the Exclusive Benefit of
Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
----------------------------------------------------------------------------
----------------------------------------------------------------------------
National Financial Services
Corp.                                  Record        8.93%
The Exclusive Benefit of
Customers
One World Financial Center
200 Liberty St., 5th Floor
Attn: Kate - Recon
New York, NY 10281-5500
----------------------------------------------------------------------------


Growth & Income Fund
----------------------------------------------------------------------------
       Name and Address         Basis of Ownership
                                                     Percentage Owned
                                (Record/Beneficial)

----------------------------------------------------------------------------
----------------------------------------------------------------------------
Charles Schwab & Co., Inc.             Record        13.80%
Special Custody Account for
the Exclusive Benefit of
Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Nat'l Financial Services Corp.
The Exclusive Benefit of Cust.         Record        6.04%
One World Financial Center
200 Liberty Street, 5th Floor
Attn:  Kate Recon
New York, NY 10281-1003
----------------------------------------------------------------------------

Small Company Growth Fund
----------------------------------------------------------------------------
       Name and Address         Basis of Ownership
                                                     Percentage Owned
                                (Record/Beneficial)

----------------------------------------------------------------------------
----------------------------------------------------------------------------
Connecticut General Life               Record        13.67%
Insurance
c/o Liz Pezda M-110
P.O. Box 2975  H 19 B
Hartford, CT 06104-2975
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Charles Schwab & Co., Inc.
Special Custody Account for            Record        9.71%
the Exclusive Benefit of
Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
----------------------------------------------------------------------------


S&P 500 Index Fund - Class I
----------------------------------------------------------------------------
       Name and Address         Basis of Ownership
                                                     Percentage Owned
                                (Record/Beneficial)

----------------------------------------------------------------------------
----------------------------------------------------------------------------
INVESCO Trust Company                  Record        38.86%
Right Choice Managed Care Inc.
Supp Exec Retirement Plan
1831 Chestnut Street
St. Louis, MO 63103-2231
----------------------------------------------------------------------------
----------------------------------------------------------------------------
INVESCO Trust Company                  Record        16.64%
Right Choice Managed Care Inc.
Exec Def Retirement Plan
1831 Chestnut Street
St. Louis, MO 63103-2231
----------------------------------------------------------------------------
----------------------------------------------------------------------------
INVESCO Trust Company                  Record        13.00%
Compass Group USA
Non-Qualified Plan IRPS
Attn: Kelly Allen
P.O. Box 1350
Winston-Salem, NC 27102-1350
----------------------------------------------------------------------------
----------------------------------------------------------------------------
David Backstrom                        Record        10.67%
P.O. Box 970
Bridgeton, MO 63044-0970
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Ronald L. Grooms                       Record        10.33%
7800 East Union Avenue
Denver, CO 80237-2715
----------------------------------------------------------------------------

S&P 500 Index Fund - Class II
----------------------------------------------------------------------------
       Name and Address         Basis of Ownership
                                                     Percentage Owned
                                (Record/Beneficial)

----------------------------------------------------------------------------
----------------------------------------------------------------------------
NONE
----------------------------------------------------------------------------


Value Equity Fund
----------------------------------------------------------------------------
       Name and Address         Basis of Ownership
                                                     Percentage Owned
                                (Record/Beneficial)

----------------------------------------------------------------------------
----------------------------------------------------------------------------
Charles Schwab & Co., Inc.             Record        6.67%
Special Custody Account for
the Exclusive Benefit of
Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
----------------------------------------------------------------------------
----------------------------------------------------------------------------
INVESCO Trust Company                  Record        6.10%
Morris Communications Corp.
Employee's Profit Sharing
Retirement Plan
725 Broad Street
Augusta, GA 30901-1336
----------------------------------------------------------------------------
----------------------------------------------------------------------------
INVESCO Trust Company                  Record        5.48%
The Ritz Carlton Hotel
Company LLC
Special Reserve Plan DC
400 Colony Square Suite 2200
1201 Peachtree Street NE
Atlanta, GA 30361-3500
----------------------------------------------------------------------------
----------------------------------------------------------------------------
INVESCO Trust Company                  Record        5.00%
Carle Clinic Association
Profit Sharing Plan
602 West University Avenue
Urbana, IL 61801-2530
----------------------------------------------------------------------------



As of July 9, 1999, officers and directors of the Company, as a group, beneficially owned less than 11% of any Fund's outstanding shares.

DISTRIBUTOR

INVESCO Distributors, Inc. ("IDI"), a wholly-owned subsidiary of INVESCO, is the distributor of the Funds. IDI receives no compensation and bears all expenses, including the cost of printing and distributing prospectuses, incident to marketing of the Funds' shares, except for such distribution expenses as are paid out of Fund assets under the Company's plan of distribution which has been adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act.

The Company has adopted a Plan and Agreement of Distribution (the "Plan") which provides that each Fund, with the exception of S&P 500 Index Fund - Class I, will make monthly payments to IDI, a wholly-owned subsidiary of INVESCO, computed at an annual rate no greater than 0.25% of a Fund's average net assets. These payments permit IDI, at its discretion, to engage in certain activities and provide services in connection with the distribution of a Fund's shares to investors. Payments by a Fund under the Plan, for any month, may be made to compensate IDI for permissible activities engaged in and services provided during the rolling 12-month period in which that month falls.

A significant expenditure under the Plan is compensation paid to securities companies and other financial institutions and organizations, which may include INVESCO-affiliated companies, in order to obtain various distribution-related and/or administrative services for the Funds. Each Fund is authorized by the Plan to use its assets to finance the payments made to obtain those services. Payments will be made by IDI to broker-dealers who sell shares of a Fund and may be made to banks, savings and loan associations and other depository institutions. Although the Glass-Steagall Act limits the ability of certain banks to act as underwriters of mutual fund shares, INVESCO does not believe that these limitations would affect the ability of such banks to enter into arrangements with IDI, but can give no assurance in this regard. However, to the extent it is determined otherwise in the future, arrangements with banks might have to be modified or terminated, and, in that case, the size of the Funds possibly could decrease to the extent that the banks would no longer invest customer assets in the Funds. Neither the Company nor its investment adviser will give any preference to banks or other depository institutions which enter into such arrangements when selecting investments to be made by a Fund.

During the period ended July 31, 1999, the Funds made payments to IDI under the Plan in the amounts of $__________, $________, $_________, $______________,
$_______________, $______________ and $_________ for Blue Chip Growth, Dynamics,
Endeavor, Growth & Income, Small Company Growth, S&P 500 Index Class II and Value Equity Funds, respectively. In addition, as of July 31, 1999, $______, $______, $_______, $______, $______, $______ and $_______ of additional distribution accruals had been incurred for Blue Chip Growth, Dynamics, Endeavor, Growth & Income, Small Company Growth, S&P 500 Index - Class II and Value Equity Funds, respectively, and will be paid during the fiscal year ended July 31, 2000. For the fiscal year ended July 31, 1999, allocation of 12b-1 amounts paid by the Funds for the following categories of expenses were:

Blue Chip Growth Fund

Advertising--$___;
Sales literature, printing, and postage--$___;
Direct Mail--$___;
Public Relations/Promotion--$___;
Compensation to securities dealers and other organizations--$___; and Marketing personnel--$___.

Dynamics Fund

Advertising--$___;
Sales literature, printing, and postage--$___;
Direct Mail--$___;
Public Relations/Promotion--$___;
Compensation to securities dealers and other organizations--$___; and Marketing personnel--$___.

Endeavor Fund

Advertising--$___;
Sales literature, printing, and postage--$___;
Direct Mail--$____;
Public Relations/Promotion--$___;
Compensation to securities dealers and other organizations--$____; and Marketing personnel--$___.

Growth & Income Fund

Advertising--$___;
Sales literature, printing, and postage--$___;
Direct Mail--$___;
Public Relations/Promotion--$___;
Compensation to securities dealers and other organizations--$____; and Marketing personnel--$____.

Small Company Growth Fund

Advertising--$___;
Sales literature, printing, and postage--$___;
Direct Mail--$___;
Public Relations/Promotion--$___;
Compensation to securities dealers and other organizations--$___; and Marketing personnel--$___.

S&P 500 Index Fund - Class II

Advertising--$___;
Sales literature, printing, and postage--$___;
Direct Mail--$___;
Public Relations/Promotion--$___;
Compensation to securities dealers and other organizations--$___; and Marketing personnel--$___.

Value Equity Fund

Advertising--$___;
Sales literature, printing, and postage--$___;
Direct Mail--$___;
Public Relations/Promotion--$___;
Compensation to securities dealers and other organizations--$___; and Marketing personnel--$___.

The services which are provided by securities dealers and other organizations may vary by dealer but include, among other things, processing new shareholder account applications, preparing and transmitting to the Company's Transfer Agent computer-processable tapes of all Fund transactions by customers, serving as the primary source of information to customers in answering questions concerning the Funds, and assisting in other customer transactions with the Funds.

The Plan provides that it shall continue in effect with respect to each Fund as long as such continuance is approved at least annually by the vote of the board of directors of the Company cast in person at a meeting called for the purpose of voting on such continuance, including the vote of a majority of the Independent Directors. The Plan can also be terminated at any time by a Fund, without penalty, if a majority of the Independent Directors, or shareholders of the Fund, vote to terminate the Plan. The Company may, in its absolute discretion, suspend, discontinue or limit the offering of its shares at any time. In determining whether any such action should be taken, the board of directors intends to consider all relevant factors including, without limitation, the size of a Fund, the investment climate for a Fund, general market conditions, and the volume of sales and redemptions of a Fund's shares. The Plan may continue in effect and payments may be made under the Plan following any temporary suspension or limitation of the offering of Fund shares; however, the Company is not contractually obligated to continue the Plan for any particular period of time. Suspension of the offering of a Fund's shares would not, of course, affect a shareholder's ability to redeem his or her shares.

So long as the Plan is in effect, the selection and nomination of persons to serve as independent directors of the Company shall be committed to the Independent Directors then in office at the time of such selection or nomination. The Plan may not be amended to increase the amount of a Fund's payments under the Plan without approval of the shareholders of that Fund, and all material amendments to the Plan must be approved by the board of directors of the Company, including a majority of the Independent Directors. Under the agreement implementing the Plan, IDI or a Fund, the latter by vote of a majority of the Independent Directors or the holders of a majority of the Fund's outstanding voting securities, may terminate such agreement without penalty upon 30 days' written notice to the other party. No further payments will be made by a Fund under the Plan in the event of its termination.

To the extent that the Plan constitutes a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, it shall remain in effect as such, so as to authorize the use of Fund assets in the amounts and for the purposes set forth therein, notwithstanding the occurrence of an assignment, as defined by the 1940 Act, and rules thereunder. To the extent it constitutes an agreement pursuant to a plan, a Fund's obligation to make payments to IDI shall terminate automatically, in the event of such "assignment." In this event, a Fund may continue to make payments pursuant to the Plan only upon the approval of new arrangements regarding the use of the amounts authorized to be paid by a Fund under the Plan. Such new arrangements must be approved by the directors, including a majority of the Independent Directors, by a vote cast in person at a meeting called for such purpose. These new arrangements might or might not be with IDI. On a quarterly basis, the directors review information about the distribution services that have been provided to each Fund and the 12b-1 fees paid for such services. On an annual basis, the directors consider whether the Plan should be continued and, if so, whether any amendment to the Plan, including changes in the amount of 12b-1 fees paid by each Fund, should be made.

The only Company  directors and interested  persons,  as that term is defined in
Section 2(a)(19) of the 1940 Act, who have a direct or indirect financial interest in the operation of the Plan are the officers and directors of the Company who are also officers either of IDI or other companies affiliated with IDI. The benefits which the Company believes will be reasonably likely to flow to a Fund and its shareholders under the Plan include the following:

   o Enhanced marketing efforts, if successful, should result in an increase in net assets through the sale of additional shares and afford greater resources with which to pursue the investment objectives of the Funds;

   o The sale of additional shares reduces the likelihood that redemption of shares will require the liquidation of securities of the Funds in amounts and at times that are disadvantageous for investment purposes; and

   o Increased Fund assets may result in reducing each investor's share of certain expenses through economies of scale (e.g., exceeding established breakpoints in an advisory fee schedule and allocating fixed expenses over a larger asset base), thereby partially offsetting the costs of the plan.

The positive effect which increased Fund assets will have on INVESCO's revenues could allow INVESCO and its affiliated companies:

   o To have greater resources to make the financial commitments necessary to improve the quality and level of the Funds' shareholder services (in both systems and personnel);

   o To increase the number and type of mutual funds available to investors from INVESCO and its affiliated companies (and support them in their infancy), and thereby expand the investment choices available to all shareholders; and

   o To acquire and retain talented employees who desire to be associated with a growing organization.

OTHER SERVICE PROVIDERS


INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers  LLP, 950 Seventeenth Street,  Denver,  Colorado, are the
independent   accountants  of  the  Company.  The  independent  accountants  are responsible for auditing the financial statements of the Funds.

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, is the custodian of the cash and investment securities of the Company. The custodian is also responsible for, among other things, receipt and delivery of each Fund's investment securities in accordance with procedures and conditions specified in the custody agreement with the Company. The custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.

TRASFER AGENT

INVESCO Funds Group, Inc., 7800 E. Union Avenue, Denver, Colorado is the Company's transfer agent, registrar, and dividend disbursing agent. Services provided by INVESCO include the issuance, cancellation and transfer of shares of the Funds, and the maintenance of records regarding the ownership of such shares.

LEGAL COUNSEL

The firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C., is legal counsel for the Company. The firm of Moye, Giles, O'Keefe, Vermeire & Gorrell LLP, 1225 17th Street, Suite 2900, Denver, Colorado, acts as special counsel to the Company.

BROKERAGE ALLOCATION AND OTHER PRACTICES

As the investment adviser to the Funds, INVESCO places orders for the purchase and sale of securities with broker-dealers based upon an evaluation of the financial responsibility of the brokers and dealers and the ability of the broker-dealers to effect transactions at the best available prices.

While INVESCO seeks reasonably competitive commission rates, the Funds do not necessarily pay the lowest commission or spread available. INVESCO is permitted to, and does, consider qualitative factors in addition to price in the selection of brokers. Among other things, INVESCO considers the quality of executions obtained on a Fund's portfolio transactions, viewed in terms of the size of transactions, prevailing market conditions in the security purchased or sold, and general economic and market conditions. INVESCO has found that a broker's consistent ability to execute transactions is at least as important as the price the broker charges for those services.

In seeking to ensure that the commissions charged a Fund are consistent with prevailing and reasonable commissions, INVESCO monitors brokerage industry practices and commissions charged by broker-dealers on transactions effected for other institutional investors like the Funds.

Consistent with the standard of seeking to obtain the best qualitative execution on portfolio transactions, INVESCO may select brokers that provide research services to INVESCO and the Company, as well as other INVESCO mutual funds and other accounts managed by INVESCO. Research services include statistical and analytical reports relating to issuers, industries, securities and economic factors and trends, which may be of assistance or value to INVESCO in making informed investment decisions. Research services prepared and furnished by brokers through which a Fund effects securities transactions may be used by INVESCO in servicing all of its accounts and not all such services may be used by INVESCO in connection with a particular Fund. Conversely, a Fund receives benefits of research acquired through the brokerage transactions of other clients of INVESCO.

In order to obtain reliable trade execution and research services, INVESCO may utilize brokers that charge higher commissions than other brokers would charge for the same transaction. This practice is known as "paying up." However, even when paying up, INVESCO is obligated to obtain best qualitative execution of a Fund's transactions.

Portfolio transactions also may be effected through brokers and dealers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund's shares for their clients. When a number of brokers and dealers can provide comparable best price and execution on a particular transaction, INVESCO may consider the sale of a Fund's shares by a broker or dealer in selecting among qualified broker-dealers.

The aggregate dollar amount of brokerage commissions paid by each Fund for the periods ended July 31, 1999 and the two most recent fiscal year ends were:


Blue Chip Growth Fund
      July 31, 1999                             $________________
      August 31, 1998                           $________________
      August 31, 1997                           $________________


Dynamics Fund
      July 31, 1999                             $________________
      April 30, 1999                            $________________
      April 30, 1998                            $________________


Endeavor Fund
      July 31, 1999                             $________________
      April 30, 1999                            $________________
      April 30, 1998                            $________________


Growth & Income Fund
      July 31, 1999                             $________________
      April 30, 1999                            $________________
      April 30, 1998                            $________________


Small Company Growth Fund
      July 31, 1999                             $________________
      May 31, 1998                              $________________
      May 31, 1997                              $________________


S&P 500 Index Fund
      July 31, 1999                             $________________
      July 31, 1998                             $________________
      July 31, 1998                             $________________


Value Equity Fund
      July 31, 1999                             $________________
      August 31, 1998                           $________________
      August 31, 1997                           4________________

For the fiscal year ended July 31, 1999, brokers providing research services received $_________ in commissions on portfolio transactions effected for the Funds. The aggregate dollar amount of such portfolio transactions was $_____________. Commissions totaling $______________ were allocated to certain brokers in recognition of their sales of shares of the Funds on portfolio transactions of the Funds effected during the fiscal year ended July 31, 1999.

At July 31, 1999, each Fund held debt securities of its regular brokers or dealers, or their parents, as follows:

---------------------------------------------------------------------
                          Broker or Dealer   Value of Securities
         Fund                                at  July 31, 1999

---------------------------------------------------------------------
---------------------------------------------------------------------
Blue Chip Growth
---------------------------------------------------------------------
---------------------------------------------------------------------
Dynamics
---------------------------------------------------------------------
---------------------------------------------------------------------
Endeavor
---------------------------------------------------------------------
---------------------------------------------------------------------
Growth & Income
---------------------------------------------------------------------
---------------------------------------------------------------------
Small Company Growth
---------------------------------------------------------------------
---------------------------------------------------------------------
S&P 500 Index
---------------------------------------------------------------------
---------------------------------------------------------------------
Value Equity
---------------------------------------------------------------------

Neither INVESCO nor any affiliate of INVESCO receives any brokerage commissions on portfolio transactions effected on behalf of the Funds, and there is no affiliation between INVESCO or any person affiliated with INVESCO or the Funds and any broker or dealer that executes transactions for the Funds.

CAPITAL STOCK

The Company is authorized to issue up to 2 billion shares of common stock with a par value of $0.01 per share. As of June 30, 1999, the following shares of each Fund were outstanding:

      Blue Chip Growth Fund                                181,714,029
      Dynamics Fund                                        120,603,674
      Endeavor Fund                                        5,840,660
      Growth & Income Fund                                 3,810,631
      Small Company Growth Fund                            32,799,832
      S&P 500 Index Fund - Class I                         312,827
      S&P 500 Index Fund - Class II                        4,282,034
      Value Equity Fund                                    12,722,302

All shares of each Fund are of one class with equal rights as to voting, dividends and liquidation. All shares issued and outstanding are, and all shares offered hereby when issued will be, fully paid and nonassessable. The board of directors has the authority to designate additional classes of common stock without seeking the approval of shareholders and may classify and reclassify any authorized but unissued shares.

Shares have no preemptive rights and are freely transferable on the books of each Fund.

All shares of the Company have equal voting rights based on one vote for each share owned. The Company is not generally required and does not expect to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of
Incorporation,   the  board  of  directors   will  call   special   meetings  of
shareholders.

Directors may be removed by action of the holders of a majority of the outstanding shares of the Company. The Funds will assist shareholders in communicating with other shareholders as required by the Investment Company Act of 1940.

Fund shares have noncumulative voting rights, which means that the holders of a majority of the shares of the Company voting for the election of directors of the Company can elect 100% of the directors if they choose to do so. If that occurs, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the board of directors. Directors may be removed by action of the holders of a majority of the outstanding shares of the Company.

TAX CONSEQUENCES OF OWNING SHARES OF THE FUND

Each Fund intends to continue to conduct its business and satisfy the applicable diversification of assets, distribution and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund qualified as a regulated investment company and intends to continue to qualify during its current fiscal year. It is the policy of each Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and the Funds' qualification as regulated investment companies, it is anticipated that none of the Funds will pay federal income or excise taxes and that all of the Funds will be accorded conduit or "pass through" treatment for federal income tax purposes. Therefore, any taxes that a Fund would ordinarily owe are paid by its shareholders on a pro-rata basis. If a Fund does not distribute all of its net investment income or net capital gains, it will be subject to income and excise tax on the amount that is not distributed. If a Fund does not qualify as a regulated investment company, it will be subject to corporate tax on its net investment income and net capital gains at the corporate tax rates.

Dividends paid by a Fund from net investment income as well as distributions of net realized short-term capital gains and net realized gains from certain foreign currency transactions are taxable for federal income tax purposes as ordinary income to shareholders. After the end of each calendar year, the Funds send shareholders information regarding the amount and character of dividends paid in the year, including the dividends eligible for the dividends received deduction for corporations. Dividends eligible for the dividends received deduction will be limited to the aggregate amount of qualifying dividends that a Fund derives from its portfolio investments.

A Fund realizes a capital gain or loss when it sells a portfolio security for more or less than it paid for that security. Capital gains and losses are divided into short-term and long-term, depending on how long the Fund held the security which gave rise to the gain or loss. If the security was held one year or less the gain or loss is considered short-term, while holding a security for more than one year will generate a long-term gain or loss. A capital gain distribution consists of long-term capital gains which are taxed at the capital gains rate. Short-term capital gains are included with income from dividends and interest as ordinary income and are paid to shareholders as dividends, as discussed above. If total long-term gains on sales exceed total short-term losses, including any losses carried forward from previous years, a Fund will have a net capital gain. Distributions by a Fund of net capital gain are, for federal income tax purposes, taxable to the shareholder as a long-term capital gain regardless of how long a shareholder has held shares of the particular Fund. Such distributions are not eligible for the dividends received deduction. After the end of each calendar year, the Funds send information to shareholders regarding the amount and character of distributions paid during the year.

All dividends and other distributions are taxable income to the shareholder, whether or not such dividends and distributions are reinvested in additional shares or paid in cash. If the net asset value of a Fund's shares should be reduced below a shareholder's cost as a result of a distribution, such distribution would be taxable to the shareholder although a portion would be a return of invested capital. The net asset value of shares of a Fund reflects accrued net investment income and undistributed realized capital and foreign currency gains; therefore, when a distribution is made, the net asset value is reduced by the amount of the distribution. If shares of a Fund are purchased shortly before a distribution, the full price for the shares will be paid and some portion of the price may then be returned to the shareholder as a taxable dividend or capital gain. However, the net asset value per share will be reduced by the amount of the distribution, which would reduce any gain (or increase any loss) for tax purposes on any subsequent redemption of shares.

If it invests in foreign securities, a Fund may be subject to the withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund unless the Fund meets the qualifications and makes the election to enable it to pass these taxes through to shareholders for use by them as a foreign tax credit or deduction. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

A Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average value of at least 50% of its assets produce, or are held for the production of, passive income. Each Fund intends to "mark to market" its stock in any PFIC. In this context, "marking to market" means including in ordinary income for each taxable year the excess, if any, of the fair market value of the PFIC stock over the Fund's adjusted basis in the PFIC stock as of the end of the year. In certain circumstances, a Fund will also be allowed to deduct from ordinary income the excess, if any, of its adjusted basis in PFIC stock over the fair market value of the PFIC stock as of the end of the year. The deduction will only be allowed to the extent of any PFIC mark-to-market gains recognized as ordinary income in prior years. A Fund's adjusted tax basis in each PFIC stock for which it makes this election will be adjusted to reflect the amount of income included or deduction taken under the election.

Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in foreign currencies that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of each security and the date of disposition, and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest, dividends or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders.

INVESCO may provide Fund shareholders with information concerning the average cost basis of their shares in order to help them prepare their tax returns. This information is intended as a convenience to shareholders, and will not be reported to the Internal Revenue Service (the "IRS"). The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The cost basis information provided by INVESCO will be computed using the single-category average cost method, although neither INVESCO nor the Funds recommend any particular method of determining cost basis. Other methods may result in different tax consequences. If you have reported gains or losses for a Fund in past years, you must continue to use the method previously used, unless you apply to the IRS for permission to change methods.

If you sell Fund shares at a loss after holding them for six months or less, your loss will be treated as long-term (instead of short-term) capital loss to the extent of any capital gain distributions that you may have received on those shares.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its net capital gains for the one-year period ending on October 31 of that year, plus certain other amounts.

You should consult your own tax adviser regarding specific questions as to federal, state and local taxes. Dividends and capital gain distributions will generally be subject to applicable state and local taxes. Qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended, for income tax purposes does not entail government supervision of management or investment policies.

PERFOMANCE

To keep shareholders and potential investors informed, INVESCO will occasionally advertise the Funds' total return for one-, five-, and ten-year periods (or since inception). Total return figures show the rate of return on a $10,000 investment in a Fund, assuming reinvestment of all dividends and capital gain distributions for the periods cited.

Cumulative total return shows the actual rate of return on an investment for the period cited; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to "smooth out" fluctuations in a Fund's investment results, because they do not show the interim variations in performance over the periods cited. More information about the Funds' recent and historical performance is contained in the Company's Annual Report to Shareholders. You can get a free copy by calling or writing to INVESCO using the phone number or address on the back cover of the Funds' prospectus.

When we quote mutual fund rankings published by Lipper Inc., we may compare a Fund to others in its appropriate Lipper category, as well as the broad-based Lipper general fund groupings. These rankings allow you to compare a Fund to its peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in our promotional materials.

Performance figures are based on historical earnings and are not intended to suggest future performance.

Average annual total return performance for the one-, five-, and ten-year periods (or since inception) ended July 31, 1999 was:

Name of Fund                              1 Year            5 Year       10 Year

Blue Chip Growth Fund                     _____%            _____%       _____%
Dynamics Fund                             _____%            _____%       _____%
Endeavor Fund                             N/A               N/A          _____%*
Growth & Income Fund                      N/A               N/A          _____%#
Small Company Growth Fund                 _____%            _____%       _____%
S&P 500 Index Fund - Class I              _____%            N/A          _____%
S&P 500 Index Fund - Class II             _____%            N/A          _____%
Value Equity Fund                         _____%            _____%       _____%

* Since inception 10/28/98 (Annualized)
# Since inception 7/1/98 (Annualized)

Average annual total return performance for each of the periods indicated was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1 + T)n = ERV

where:      P = a hypothetical initial payment of $10,000
            T = average annual total return
            n = number of years
            ERV = ending redeemable value of initial payment

The average annual total return performance figures shown above were determined by solving the above formula for "T" for each time period indicated.

In conjunction with performance reports, comparative data between a Fund's performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.

In conjunction with performance reports and/or analyses of shareholder services for a Fund, comparative data between that Fund's performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, Standard & Poor's, Lipper, Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service made by independent sources may be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Fund. These sources utilize information compiled (i) internally; (ii) by Lipper Inc.; or (iii) by other recognized analytical services. The Lipper Inc. mutual fund rankings and comparisons which may be used by the Fund in performance reports will be drawn from the following mutual fund groupings, in addition to the broad-based Lipper general fund groupings:

Blue Chip Growth Fund                     Growth Funds
Dynamics Fund                             Capital Appreciation Funds
Endeavor Fund                             Growth Funds
Growth & Income Fund                      Growth and Income Funds
Small Company Growth Fund                 Small Company Growth Funds
S&P 500 Index Fund                        Large-Cap Funds and/or S&P 500 Indexes
Value Equity Fund                         Growth and Income Funds

Sources for Fund performance information and articles about the Funds include, but are not limited to, the following:

AMERICAN ASSOCIATION OF INDIVIDUAL INVESTORS' JOURNAL
BANXQUOTE
BARRON'S
BUSINESS WEEK
CDA INVESTMENT TECHNOLOGIES
CNBC
CNN
CONSUMER DIGEST
FINANCIAL TIMES
FINANCIAL WORLD
FORBES
FORTUNE
IBBOTSON ASSOCIATES, INC.
INSTITUTIONAL INVESTOR
INVESTMENT COMPANY DATA, INC.
INVESTOR'S BUSINESS DAILY
KIPLINGER'S PERSONAL FINANCE
LIPPER INC.'S MUTUAL FUND PERFORMANCE ANALYSIS
MONEY
MORNINGSTAR
MUTUAL FUND FORECASTER
NO-LOAD ANALYST
NO-LOAD FUND X
PERSONAL INVESTOR
SMART MONEY
THE NEW YORK TIMES
THE NO-LOAD FUND INVESTOR
U.S. NEWS AND WORLD REPORT
UNITED MUTUAL FUND SELECTOR
USA TODAY
THE WALL STREET JOURNAL
WIESENBERGER INVESTMENT COMPANIES SERVICES
WORKING WOMAN
WORTH


Financial Statements

[TO BE INSERTED IN 485B FILING]

APPENDIX A

BOND RATINGS

The following is a description of Moody's and S&P's bond ratings:

Moody's Corporate Bond Ratings

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. S&P Corporate Bond Ratings

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated BBB are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

                                 PART C. OTHER INFORMATION
Item 23.    Exhibits

               (a)  Articles of Incorporation filed April 2, 1993.(2)

                  (i) Articles of Amendment to Articles of Incorporation filed June 26, 1997.(3)

                  (ii) Articles Supplementary to Articles of Incorporation filed May 18, 1998.(5)

                  (iii) Articles of Amendment of Articles of Incorporation filed August 28, 1998.(6)

                  (iv) Articles of Amendment to Articles of Incorporation filed October 29, 1998.

                  (v) Articles of Amendment to Articles of Incorporation filed May 24, 1999.(7)

                  (vi) Articles of Amendment to Articles of Incorporation filed July 15, 1999

               (b)  Bylaws, as amended July 21, 1993.(2)

               (c) Not applicable.

               (d)(i) Investment Advisory Agreement dated February 28, 1997.(3)

                        (a) Amendment to Advisory Agreement
                        dated June 30, 1998.(4)

                        (b) Amendment to Advisory Agreement
                        dated September 18, 1998.

               (e)(i) General Distribution Agreement dated February 28, 1997.(3)

                  (ii) Distribution Agreement between Registrant and INVESCO
                       Distributors, Inc. dated September 30, 1997.(4)

               (f)(i) Defined Benefit Deferred Compensation Plan for
                      Non-Interested Directors and Trustees.(5)

               (g) Custody Agreement between Registrant and State Street Bank and Trust Company dated July 1, 1993.(1)

                  (i) Amendment to Custody Agreement dated October 25, 1995.(3)

                  (ii) Data Access Services Addendum.(4)

                  (iii) Additional Fund Letter dated April 15, 1998.(4)

                  (iv) Additional Fund Letter dated August 27, 1998.

               (h)(i) Transfer Agency Agreement dated February 28, 1997.(3)

                  (ii) Administrative Services Agreement between the Fund and INVESCO Funds Group, Inc. dated February 28, 1997.(2)

               (i)(i) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable dated January 16, 1968.(4)

                  (ii) Opinion and consent of counsel with respect to INVESCO Blue Chip Growth Fund, INVESCO Small Company Growth Fund, INVESCO S&P 500 Index Fund and INVESCO Value Equity Fund as to the legality of the securities being registered dated July 14, 1999.(7)

               (j) Consent of Independent Accountants.

               (k) Not applicable.

               (l) Not applicable.

               (m) (i) Amended Plan and Agreement of Distribution dated January 1, 1997 adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.(3)

               (n) Not Applicable.

               (o)Plan pursuant to rule 18f-3 under the Investment Company Act of 1940 with respect to INVESCO S&P 500 Index Fund adopted May 16, 1997.

(1)Previously filed on EDGAR with Post-Effective Amendment No. 44 to the Registration Statement on June 22, 1993, and incorporated by reference herein.

(2)Previously filed on EDGAR with Post-Effective Amendment No. 45 to the Registration Statement on August 27, 1996 and incorporated by reference herein.

(3)Previously filed on EDGAR with Post-Effective Amendment No. 46 to the Registration Statement on June 30, 1997, and incorporated by reference herein.

(4)Previously filed on EDGAR with Post-Effective Amendment No. 47 to the Registration Statement on April 16, 1998, and incorporated by reference herein.

(5)Previously filed on EDGAR with Post-Effective Amendment No. 48 to the Registration Statement on July 10, 1998, and incorporated by reference herein.

(6)Previously filed on EDGAR with Post-Effective Amendment No. 49 to the Registration Statement on August 28, 1998, and incorporated by reference herein.

(7)Previously filed on EDGAR with Post-Effective Amendment No. 50 to the Registration Statement on July 14, 1999, and incorporated by reference herein.

Item 24.    Persons Controlled by or Under Common Control with the Fund


No person is presently controlled by or under common control with the Fund.

Item 25.    Indemnification

Indemnification provisions for officers, directors and employees of Registrant are set forth in Article X of the Amended Bylaws and Article Seventh (3) of the Articles of Restatement of the Articles of Incorporation, and are hereby incorporated by reference. See Item 24(b)(1) and (2) above. Under these Articles, directors and officers will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules thereunder. Under the Investment Company Act of 1940, Fund directors and officers cannot be protected against liability to a Fund or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. Each Fund also maintains liability insurance policies covering its directors and officers.

Item 26.    Business and Other Connections of Investment Adviser

See "Fund Management" in the Funds' Prospectuses and "Management of the Funds" in the Statement of Additional Information for information regarding the business of the investment adviser, INVESCO.

Following are the names and principal occupations of each director and officer of the investment adviser, INVESCO. Certain of these persons hold positions with IDI, a subsidiary of INVESCO.


--------------------------------------------------------------------------------

Name                         Position with    Principal Occupation and
                                Adviser          Company Affiliation
--------------------------------------------------------------------------------
Mark H. Williamson            Chairman,       President & Chief Executive
                              Director and    Officer
                              Officer         INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Raymond Roy Cunningham        Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237

--------------------------------------------------------------------------------
William J. Galvin, Jr.        Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Ronald L. Grooms              Officer         Senior Vice President & Treasurer
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Richard W. Healey             Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
William Ralph Keithler        Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Charles P. Mayer              Officer &       Senior Vice President
                              Director        INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Timothy J. Miller             Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Donovan J. (Jerry) Paul       Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Glen A. Payne                 Officer         Senior Vice President, Secretary
                                              & General Counsel
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
John R. Schroer, II           Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Marie E. Aro                  Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Ingeborg S. Cosby             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Stacie Cowell                 Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Dawn Daggy-Mangerson          Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Elroy E. Frye, Jr.            Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Linda J. Gieger               Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark D. Greenberg             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Brian B. Hayward              Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Richard R. Hinderlie          Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Thomas M. Hurley              Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Patricia F. Johnston          Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Campbell C. Judge             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Peter M. Lovell               Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
James F. Lummanick            Officer         Vice President & Assistant
                                              General Counsel
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Thomas A. Mantone, Jr.        Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Trent E. May                  Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Corey M. McClintock           Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Douglas J. McEldowney         Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Frederick R. (Fritz) Meyer    Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Stephen A.  Moran             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
-------------------------------------------------------------------------------
Jeffrey G. Morris             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Laura M. Parsons              Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Jon B. Pauley                 Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Pamela J. Piro                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Anthony R. Rogers             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Gary L. Rulh                  Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
James B. Sandidge             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
John S. Segner                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Terri B. Smith                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Tane T. Tyler                 Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas R. Wald                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Alan I. Watson                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Judy P. Wiese                 Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Thomas H. Scanlan             Officer         Regional Vice President
                                              INVESCO Funds Group, Inc.
                                              12028 Edgepark Court
                                              Potomac, MD 20854
--------------------------------------------------------------------------------
Reagan A. Shopp               Officer         Regional Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Michael D. Legoski            Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Donald R. Paddack             Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Kent T. Schmeckpeper          Officer         Assistant Vice President
                                              Account Relationship Manager
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Jeraldine E. Kraus            Officer         Assistant Secretary
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------

Item 27.   a)     Principal Underwriters

                  INVESCO Bond Funds, Inc.
                  INVESCO Combination Stock & Bond Funds, Inc.
                  INVESCO International Funds, Inc.
                  INVESCO Money Market Funds, Inc.
                  INVESCO Sector Funds, Inc.
                  INVESCO Specialty Funds, Inc.
                  INVESCO Stock Funds, Inc.
                  INVESCO Tax-Free Income Funds, Inc.
                  INVESCO Treasurer's Series Funds, Inc.
                  INVESCO Variable Investment Funds, Inc.

            b)
                                                Positions and
Name and Principal      Offices with            Offices with
Business Address        Underwriter             the Company
------------------      ------------            -------------
William J. Galvin, Jr.  Senior Vice
7800 E. Union Avenue    President &
Denver, CO  80237       Asst. Secretary

Ronald L. Grooms        Senior Vice             Treasurer,
7800 E. Union Avenue    President,              Chief Fin'l
Denver, CO  80237       Treasurer, &            Officer, and
                        Director                Chief Acctg. Off.

Richard W. Healey       Senior Vice
7800 E. Union Avenue    President &
Denver, CO  80237       Director

Charles P. Mayer        Director
7800 E. Union Avenue
Denver, CO 80237

Timothy J. Miller       Director
7800 E. Union Avenue
Denver, CO 80237

Glen A. Payne           Senior Vice             Secretary
7800 E. Union Avenue    President,
Denver, CO 80237        Secretary &
                        General Counsel

Judy P. Wiese           Vice President          Asst. Secretary
7800 E. Union Avenue    & Assistant
Denver, CO  80237       Treasurer

Mark H. Williamson      Chairman of the Board,  President,
7800 E. Union Avenue    President, & Chief      CEO & Director
Denver, CO 80237        Executive Officer


           c)
                Not applicable.



Item 28.       LOCATION OF ACCOUNTS AND RECORDS

               Mark H. Williamson
               7800 E. Union Avenue
               Denver, CO  80237


Item 29.       MANAGEMENT SERVICES

               Not applicable.

Item 30.       UNDERTAKINGS

               Not applicable.

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, County of Denver, and State of Colorado, on the 15th day of July, 1999.

Attest:                                   INVESCO Stock Funds, Inc.

/s/ Glen A. Payne                         /s/ Mark H. Williamson
------------------------------            ----------------------------------
Glen A. Payne, Secretary                  Mark H. Williamson, President


Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Mark H. Williamson                    /s/ Lawrence H. Budner
-------------------------------           -----------------------------
Mark H. Williamson, President &           Lawrence H. Budner, Director
Director (Chief Executive Officer)

/s/ Ronald L. Grooms                      /s/ John W. McIntyre
-------------------------------           -----------------------------
Ronald L. Grooms, Treasurer               John W. McIntyre, Director
(Chief Financial and Accounting
Officer)

/s/ Victor L. Andrews                     /s/ Fred A. Deering
-------------------------------           -----------------------------
Victor L. Andrews, Director               Fred A. Deering, Director

/s/ Bob R. Baker                          /s/ Larry Soll
-------------------------------           -----------------------------
Bob R. Baker, Director                    Larry Soll, Director

/s/ Charles W. Brady                      /s/ Kenneth T. King
-------------------------------           -----------------------------
Charles W. Brady, Director                Kenneth T. King, Director

/s/ Wendy L. Gramm
-------------------------------
Wendy L. Gramm, Director


By*_____________________________          By*  /s/ Glen A. Payne
                                          -------------------------
Edward F. O'Keefe                               Glen A. Payne
Attorney in Fact                                Attorney in Fact

* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this post-effective amendment to the Registration Statement of the Registrant on behalf of the above-named directors and officers of the Registrant have been filed with the Securities and Exchange Commission on June 15, 1993, June 22, 1994, June 22, 1995, June 30, 1997 and August 28, 1998,
respectively.

                                       Exhibit Index

                                          Page in
Exhibit Number                            Registration Statement

a(iv)                                     115
a(vi)                                     117
d(i)(b)                                   119
g(iv)                                     120
j                                         121
o                                         122